SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.0%
Argentina — 0.0%
Ternium SA ADR	16,990	$739
Australia — 2.4%
Altium Ltd	45,948	1,505
BlueScope Steel Ltd	896,249	13,641
Champion Iron Ltd *	513,582	2,036
Commonwealth Bank of Australia	51,912	3,811
CSL Ltd	49,712	10,512
CSR Ltd	807,866	3,455
Fortescue Metals Group Ltd	941,648	13,178
GrainCorp Ltd, Cl A	68,547	412
IGO Ltd	390,578	3,272
Imdex Ltd	98,088	211
Incitec Pivot Ltd	1,218,187	2,883
James Hardie Industries PLC ADR (A)	17,924	729
Lynas Rare Earths Ltd *	681,340	5,034
Orora Ltd	1,391,605	3,544
OZ Minerals Ltd	340,539	7,007
South32 Ltd	8,526,015	24,987
Westpac Banking Corp	167,833	2,603
Whitehaven Coal Ltd *	4,178,286	7,984
WiseTech Global Ltd	178,932	7,592
		114,396
Austria — 0.5%
ANDRITZ AG	72,724	3,749
OMV AG	222,092	12,616
Raiffeisen Bank International AG	39,393	1,170
Verbund AG, Cl A	9,540	1,073
voestalpine AG	61,009	2,226
		20,834
Belgium — 0.0%
Solvay SA	6,281	730
Brazil — 0.2%
JBS SA	1,321,900	9,007
Canada — 2.9%
Advantage Energy Ltd *	224,783	1,319
Air Canada, Cl A *	787,200	13,168
Alimentation Couche-Tard Inc	462,400	19,402
Birchcliff Energy Ltd	269,560	1,379
BRP Inc	24,100	2,114
Canadian National Railway Co	52,900	6,507
Canadian Pacific Railway Ltd	159,857	11,500
Canfor Corp *	120,381	3,055
Capstone Mining Corp *	245,700	1,085
Cascades Inc	96,884	1,071
CI Financial Corp	160,400	3,358
Empire Co Ltd, Cl A	210,700	6,429
First Quantum Minerals Ltd	432,042	10,353
George Weston Ltd	41,600	4,830
Gildan Activewear Inc	39,400	1,673
Intertape Polymer Group Inc	73,100	1,523
Magna International Inc, Cl A	166,434	13,486

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Martinrea International Inc	49,300	$449
MEG Energy Corp *	275,600	2,553
Onex Corp	241,309	18,966
Peyto Exploration & Development Corp	191,700	1,434
Russel Metals Inc	31,084	828
Stelco Holdings Inc	44,300	1,446
Tourmaline Oil Corp	136,600	4,417
Trican Well Service Ltd *	159,959	351
Uni-Select Inc *	47,613	970
Vermilion Energy Inc *	134,200	1,689
Viemed Healthcare Inc *	43,126	225
Whitecap Resources Inc	77,100	457
		136,037
Chile — 0.0%
Cia Cervecerias Unidas SA ADR	13,494	221
China — 0.3%
Beijing Capital International Airport Co Ltd, Cl H *	7,930,000	4,852
Shenzhou International Group Holdings Ltd	291,400	5,603
STMicroelectronics NV	88,029	4,341
		14,796
Denmark — 3.5%
AP Moller - Maersk A/S, Cl A	324	1,078
AP Moller - Maersk A/S, Cl B	8,202	29,388
Carlsberg AS, Cl B	48,400	8,355
Demant A/S *	95,770	4,896
DSV A/S	79,599	18,576
Genmab A/S *	7,943	3,170
Novo Nordisk A/S, Cl B	701,004	78,829
Orsted AS	67,697	8,682
Pandora A/S *	100,629	12,514
		165,488
Finland — 0.8%
Fortum Oyj	86,941	2,662
Kesko Oyj, Cl B	496,836	16,557
Neste Oyj	188,282	9,288
Orion Oyj, Cl B	196,453	8,157
		36,664
France — 12.1%
Air Liquide SA	136,420	23,786
Airbus SE *	177,452	22,674
Alstom SA	448,360	15,918
Amundi SA	33,662	2,777
Arkema SA	16,808	2,367
AXA SA	1,411,656	42,036
BNP Paribas SA	36,165	2,499
Bollore SA	3,159,022	17,675
Bouygues SA	28,501	1,021
Bureau Veritas SA	160,307	5,320
Carrefour SA	1,806,736	33,090
Cie de Saint-Gobain *	21,324	1,500

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cie Generale des Etablissements Michelin SCA, Cl B	13,356	$2,189
Criteo SA ADR *	60,571	2,354
Danone SA	585,039	36,319
Edenred	125,156	5,774
Eurofins Scientific SE	141,437	17,500
Ipsen SA	62,682	5,738
IPSOS	18,645	875
L'Oreal SA	20,274	9,613
LVMH Moet Hennessy Louis Vuitton SE	13,414	11,090
Orange SA	1,073,500	11,491
Pernod Ricard SA	69,445	16,703
Publicis Groupe SA	330,811	22,271
Rexel SA *	312,272	6,332
Sanofi	612,204	61,670
Sartorius Stedim Biotech	32,323	17,732
Schneider Electric SE	50,794	9,962
Societe Generale SA	486,175	16,700
Sodexo SA	225,530	19,764
Stellantis NV *	1,036,746	19,663
Thales SA	247,999	21,095
TotalEnergies SE (A)	577,822	29,326
Trigano SA	2,374	462
Valeo	274,279	8,291
Veolia Environnement SA	838,417	30,758
Vinci SA	104,076	10,996
Vivendi SE	338,984	4,584
Wendel SE	19,332	2,317
		572,232
Germany — 7.5%
adidas AG	87,032	25,060
BASF SE	337,069	23,681
Bayer AG	153,318	8,195
Bayerische Motoren Werke AG	20,509	2,064
BioNTech SE ADR *	41,355	10,661
Carl Zeiss Meditec AG	49,009	10,302
Continental AG *	61,690	6,532
Daimler AG	122,047	9,381
Daimler Truck Holding AG *	434,765	15,965
Deutsche Boerse AG	56,709	9,486
Deutsche Post AG	74,848	4,812
E.ON SE	467,492	6,482
Fresenius Medical Care AG & Co KGaA	326,130	21,192
GEA Group AG	52,394	2,865
Hannover Rueck SE	6,286	1,195
Infineon Technologies AG	271,319	12,576
KION Group AG	175,698	19,277
Knorr-Bremse AG	68,500	6,769
Linde PLC	33,762	11,749
Merck KGaA	132,641	34,241
Nemetschek SE	8,105	1,040
Rheinmetall AG	22,530	2,128

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RTL Group SA	21,020	$1,114
RWE AG	458,179	18,612
SAP SE	331,362	47,066
Siemens AG	234,682	40,747
Wacker Chemie AG	19,236	2,879
		356,071
Hong Kong — 1.5%
AIA Group Ltd	863,800	8,709
ASM Pacific Technology Ltd	32,300	349
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	12
Chow Tai Fook Jewellery Group Ltd	991,400	1,783
Hong Kong Exchanges & Clearing Ltd	265,694	15,520
Li Ning Co Ltd	568,500	6,224
Orient Overseas International Ltd	68,500	1,681
Sands China Ltd *	5,432,000	12,653
SJM Holdings Ltd *	24,807,340	16,705
Wuxi Biologics Cayman Inc *	518,598	6,156
		69,792
Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	12,245,700	6,055
Ireland — 1.8%
Accenture PLC, Cl A	58,235	24,141
CRH PLC	18,660	987
Experian PLC	242,829	11,946
ICON PLC *	102,193	31,649
Ryanair Holdings PLC ADR *	142,726	14,605
		83,328
Israel — 1.7%
Bank Hapoalim BM	2,579,491	26,530
Bank Leumi Le-Israel BM	3,141,588	33,763
FIBI Holdings Ltd	17,608	805
First International Bank Of Israel Ltd/The	24,301	1,009
ICL Group Ltd	175,057	1,678
Israel Discount Bank Ltd, Cl A	1,188,452	7,996
Mizrahi Tefahot Bank Ltd	198,719	7,662
		79,443
Italy — 4.0%
Assicurazioni Generali SpA	270,023	5,710
Azimut Holding SpA	141,983	3,976
CNH Industrial NV	1,328,981	25,798
DiaSorin SpA	6,306	1,199
Enel SpA	2,839,525	22,711
Eni SpA	1,587,619	22,020
EXOR NV	181,423	16,320
Ferrari NV	39,811	10,315
FinecoBank Banca Fineco SpA	570,224	9,953
MFE-MediaForEurope NV, Cl A *	360,579	367
MFE-MediaForEurope NV, Cl B *	360,579	511
Recordati Industria Chimica e Farmaceutica SpA	59,963	3,846
Stellantis NV *	147,502	2,775

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UniCredit SpA	4,199,104	$64,150
		189,651
Japan — 15.0%
77 Bank Ltd/The	86,064	998
ABC-Mart Inc	9,500	407
Advantest Corp	115,200	10,847
AEON Financial Service Co Ltd	236,600	2,546
AGC Inc	371,265	17,754
Asahi Group Holdings Ltd (A)	205,800	7,997
Asahi Kasei Corp	115,600	1,086
ASKUL Corp	101,000	1,344
Bandai Namco Holdings Inc	250,802	19,549
BayCurrent Consulting Inc	4,000	1,543
Bridgestone Corp	451,702	19,419
Brother Industries Ltd	79,900	1,537
Canon Inc (A)	377,000	9,163
Canon Marketing Japan Inc (A)	94,900	1,888
Capcom Co Ltd	352,100	8,237
Casio Computer Co Ltd	28,900	371
Credit Saison Co Ltd	56,100	589
CyberAgent Inc *	474,500	7,872
Dai-ichi Life Holdings Inc	174,900	3,531
Daiichi Sankyo Co Ltd	93,600	2,380
Daito Trust Construction Co Ltd	68,000	7,786
DeNA Co Ltd *	48,200	742
Disco Corp	21,100	6,417
Earth Corp	3,600	192
FANUC Corp	149,900	31,733
FUJIFILM Holdings Corp	11,300	836
Fujitsu Ltd	224,005	38,239
Glory Ltd	93,100	1,771
GungHo Online Entertainment Inc *(A)	60,200	1,351
H.U. Group Holdings Inc	21,100	536
Hakuhodo DY Holdings Inc	48,100	801
Hino Motors Ltd	87,100	716
Hitachi Ltd	218,000	11,793
Ibiden Co Ltd	14,000	826
Iida Group Holdings Co Ltd	64,400	1,498
Isuzu Motors Ltd	105,300	1,306
ITOCHU Corp	282,200	8,627
Japan Exchange Group Inc	412,542	9,020
Japan Post Insurance Co Ltd	179,600	2,882
JSR Corp	51,400	1,955
Kao Corp (A)	260,000	13,580
KDDI Corp	428,700	12,500
Keyence Corp	32,868	20,612
Kirin Holdings Co Ltd (A)	240,000	3,851
Koei Tecmo Holdings Co Ltd	21,300	833
Kokuyo Co Ltd	224,500	3,341
Konica Minolta Inc	601,400	2,736
Kyowa Kirin Co Ltd	145,200	3,953
Lasertec Corp	41,500	12,642

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lawson Inc	200,600	$9,521
Lixil Corp	41,700	1,110
Mandom Corp	20,000	246
Mazda Motor Corp	730,100	5,599
Mitsubishi Corp	36,100	1,147
Mitsubishi Electric Corp	1,376,600	17,474
Mitsubishi Motors Corp *	163,300	455
Mixi Inc	109,000	1,908
Mizuno Corp	44,000	857
Murata Manufacturing Co Ltd	267,700	21,250
Nexon Co Ltd	697,100	13,453
Nihon Unisys Ltd	171,500	4,803
Nikon Corp	658,000	7,075
Nippon Suisan Kaisha Ltd	63,500	300
Nippon Telegraph & Telephone Corp	221,300	6,056
Nippon Yusen KK	23,600	1,795
Nissan Motor Co Ltd *	207,800	1,001
Nisshinbo Holdings Inc	93,000	708
Nitto Denko Corp	46,500	3,584
Nomura Holdings Inc	1,123,500	4,887
Okuwa Co Ltd	75,300	622
Olympus Corp	47,100	1,085
Open House Group Co Ltd	16,000	837
ORIX Corp	596,066	12,121
Panasonic Corp	1,057,400	11,633
Persol Holdings Co Ltd	186,100	5,395
Recruit Holdings Co Ltd	527,493	32,006
Renesas Electronics Corp *	78,200	965
Rohm Co Ltd	6,900	626
Sankyo Co Ltd	147,600	3,822
Sanwa Holdings Corp	214,700	2,289
SBI Holdings Inc/Japan	390,931	10,630
SCREEN Holdings Co Ltd	21,800	2,337
Secom Co Ltd	19,000	1,319
Seiko Epson Corp	141,400	2,542
Sekisui House Ltd	14,100	302
Seven & i Holdings Co Ltd	392,300	17,223
Shimamura Co Ltd	67,900	5,701
Sompo Holdings Inc	51,100	2,152
Sony Group Corp	92,300	11,609
Sony Group Corp ADR	241,869	30,572
Sumitomo Mitsui Financial Group Inc	1,174,100	40,137
Sumitomo Rubber Industries Ltd (A)	287,700	2,928
Sundrug Co Ltd	18,400	480
Suntory Beverage & Food Ltd	12,200	441
Suzuki Motor Corp	20,000	769
T&D Holdings Inc	460,600	5,869
Takeda Pharmaceutical Co Ltd	713,000	19,435
TIS Inc	144,900	4,302
Tokio Marine Holdings Inc	14,700	816
Tokyo Electron Ltd	37,800	21,666
Tokyo Seimitsu Co Ltd	17,800	785

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tomy Co Ltd	128,900	$1,232
Toshiba Corp	248,200	10,189
Universal Entertainment *	396,253	8,400
Yamaha Motor Co Ltd (A)	133,300	3,199
Z Holdings Corp	1,744,000	10,073
ZOZO Inc	8,000	249
		712,120
Luxembourg — 0.0%
APERAM SA	6,874	372
Malta — 0.0%
BGP Holdings *(B)	198,683	–
Mexico — 0.9%
Arca Continental SAB de CV	2,314,150	14,703
Coca-Cola Femsa SAB de CV ADR	12,791	701
Fomento Economico Mexicano SAB de CV ADR	278,191	21,618
Grupo Bimbo SAB de CV, Ser A	105,877	326
Grupo Financiero Banorte SAB de CV, Cl O	530,583	3,453
		40,801
Netherlands — 6.0%
Adyen NV *	6,510	17,112
Akzo Nobel NV	353,087	38,748
ArcelorMittal SA	253,122	8,102
ASM International NV	5,195	2,296
ASML Holding NV	70,069	56,312
ASML Holding NV, Cl G	16,391	13,049
ASR Nederland NV	86,643	3,990
BE Semiconductor Industries NV	27,810	2,373
ING Groep NV	538,992	7,504
James Hardie Industries PLC	65,586	2,636
Koninklijke Ahold Delhaize NV	1,010,042	34,614
Koninklijke DSM NV	55,518	12,501
NXP Semiconductors NV	42,954	9,784
PostNL NV	56,148	244
Prosus NV	103,722	8,673
Randstad NV	186,610	12,741
RELX PLC	77,731	2,521
Royal Dutch Shell PLC, Cl A	787,914	17,302
Universal Music Group NV	298,288	8,406
Wolters Kluwer NV	228,324	26,900
		285,808
New Zealand — 0.0%
Fletcher Building Ltd	99,572	492
Ryman Healthcare Ltd	101,037	847
		1,339
Norway — 0.3%
Aker BP ASA	348,776	10,723
Equinor ASA	28,509	755
Gjensidige Forsikring ASA	40,110	973
Norsk Hydro ASA	240,351	1,895
		14,346

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Peru — 0.1%
Credicorp Ltd	40,282	$4,917
Portugal — 0.1%
EDP - Energias de Portugal SA	335,080	1,841
Jeronimo Martins SGPS SA	183,971	4,205
		6,046
Saudi Arabia — 0.7%
Arabian Cement Co/Saudi Arabia	65,011	654
Middle East Paper Co *	28,442	330
National Industrialization Co *	799,724	4,249
Rabigh Refining & Petrochemical Co *	297,868	1,644
Sahara International Petrochemical Co	300,411	3,367
Saudi Basic Industries Corp	587,741	18,156
Saudi Industrial Investment Group	338,613	2,813
Saudi Kayan Petrochemical Co *	708,459	3,213
		34,426
Singapore — 0.2%
DBS Group Holdings Ltd	422,500	10,235
Golden Agri-Resources	2,198,400	400
Jardine Cycle & Carriage Ltd	19,000	290
		10,925
South Africa — 0.1%
DataTec Ltd	100,188	242
Investec PLC	634,672	3,447
		3,689
South Korea — 2.4%
BNK Financial Group Inc	691,155	4,878
Hana Financial Group Inc	90,133	3,181
Kangwon Land Inc *	761,631	15,366
KT Corp ADR	100,388	1,262
LG Electronics Inc	88,861	10,315
Samsung Electronics Co Ltd	498,666	32,780
SK Hynix Inc	228,502	25,111
SK Square Co Ltd *	165,222	9,165
SK Telecom Co Ltd	255,578	12,398
		114,456
Spain — 2.6%
Aena SME SA *	91,663	14,439
Amadeus IT Group SA, Cl A *	871,841	58,951
Banco Bilbao Vizcaya Argentaria SA	1,590,267	9,432
Banco Santander SA	5,745,947	19,133
CaixaBank SA	5,860,860	16,047
Laboratorios Farmaceuticos Rovi SA	10,054	844
Repsol SA	150,475	1,786
		120,632
Sweden — 2.8%
Atlas Copco AB, Cl A	131,951	9,101
Byggmax Group AB	122,242	1,208
Essity AB, Cl B	706,428	23,019
Evolution AB	95,931	13,572
Getinge AB, Cl B	217,298	9,471
H & M Hennes & Mauritz AB, Cl B (A)	520,777	10,188

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Husqvarna AB, Cl B	607,941	$9,696
Kinnevik AB, Cl B *	237,795	8,445
Lundin Energy AB	150,899	5,386
Nibe Industrier AB, Cl B	53,677	809
Securitas AB, Cl B	1,411,130	19,379
Svenska Cellulosa AB SCA, Cl B	46,376	822
Swedbank AB, Cl A	407,266	8,177
Swedish Match AB	741,333	5,890
Tele2 AB, Cl B	95,258	1,357
Telefonaktiebolaget LM Ericsson, Cl B	92,975	1,018
Volvo AB, Cl B	181,152	4,184
		131,722
Switzerland — 8.9%
ABB Ltd	172,556	6,590
Alcon Inc	110,835	9,776
Cie Financiere Richemont SA, Cl A	102,977	15,423
Coca-Cola HBC AG	431,212	14,923
Credit Suisse Group AG	1,168,397	11,313
dormakaba Holding AG	3,105	2,053
EMS-Chemie Holding AG	796	891
Geberit AG	8,350	6,818
Kuehne + Nagel International AG	83,770	27,033
Lonza Group AG	31,848	26,567
Nestle SA	309,890	43,373
Novartis AG	323,381	28,405
Roche Holding AG	225,995	93,930
SFS Group AG	2,834	391
Sika AG	29,824	12,436
Sonova Holding AG	19,930	7,796
STMicroelectronics NV	213,266	10,525
Straumann Holding AG	13,472	28,639
Swatch Group AG/The	133,484	40,779
Swiss Life Holding AG	9,630	5,890
Swiss Prime Site AG	46,159	4,536
Tecan Group AG	10,605	6,460
Zurich Insurance Group AG	41,452	18,177
		422,724
Taiwan — 1.2%
Asustek Computer Inc	880,000	11,995
Compal Electronics Inc	2,781,000	2,430
Evergreen Marine Corp Taiwan Ltd	252,000	1,304
Global Mixed Mode Technology Inc	91,000	877
Hon Hai Precision Industry Co Ltd	2,300,000	8,637
Lite-On Technology Corp	1,577,000	3,637
MediaTek Inc	267,987	11,504
Novatek Microelectronics Corp	153,000	2,972
Sitronix Technology Corp	173,000	2,005
Taiwan Semiconductor Manufacturing Co Ltd ADR	108,541	13,058
		58,419
United Kingdom — 13.5%
3i Group PLC	981,413	19,261

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Anglo American PLC	682,358	$27,874
Aon PLC, Cl A	22,895	6,881
Aptiv PLC *	67,044	11,059
Ashtead Group PLC	131,365	10,572
AstraZeneca PLC	223,912	26,318
Atlassian Corp PLC, Cl A *	71,978	27,444
B&M European Value Retail SA	1,255,693	10,783
Balfour Beatty PLC	991,355	3,518
Barclays PLC	19,464,684	49,300
BP PLC	13,647,374	61,092
BP PLC ADR	762,406	20,303
British American Tobacco PLC	421,108	15,591
Compass Group PLC	1,103,572	24,678
Computacenter PLC	62,379	2,459
Diageo PLC	580,480	31,732
Endava PLC ADR *	20,551	3,451
Entain PLC *	327,535	7,466
Evraz PLC	1,997,451	16,276
Ferguson PLC	87,972	15,615
Ferrexpo PLC	524,939	2,129
GlaxoSmithKline PLC	320,222	6,968
Glencore PLC	4,226,905	21,466
Hays PLC	1,294,004	2,562
Howden Joinery Group PLC	258,447	3,155
IG Group Holdings PLC	186,542	2,054
Indivior PLC *	204,652	712
Intertek Group PLC	84,420	6,437
Investec PLC	732,515	3,993
J Sainsbury PLC	189,677	709
Kingfisher PLC	1,415,713	6,487
London Stock Exchange Group PLC	642	60
Man Group PLC/Jersey	746,872	2,300
Next PLC *	57,599	6,358
Ninety One PLC	375,849	1,380
Pagegroup PLC	97,734	839
Plus500 Ltd	130,443	2,404
Prudential PLC	2,430,668	41,959
QinetiQ Group PLC	193,398	697
Reckitt Benckiser Group PLC	42,734	3,671
RELX PLC	230,860	7,511
Rolls-Royce Holdings PLC *	22,496,354	37,442
Royal Mail PLC	885,075	6,066
Sage Group PLC/The	131,122	1,514
Schroders PLC	46,684	2,251
Segro PLC ‡	231,417	4,503
Smith & Nephew PLC	1,358,440	23,799
St James's Place PLC	49,094	1,119
Travis Perkins PLC	85,765	1,806
Unilever PLC	406,693	21,734
WH Smith PLC *	1,133,288	22,718
Wise PLC, Cl A *	271,727	2,785
		641,261

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United States — 1.9%
EPAM Systems Inc *	14,226	$9,509
IHS Markit Ltd	87,290	11,602
Inmode Ltd *	24,094	1,701
Lululemon Athletica Inc *	23,952	9,376
Mettler-Toledo International Inc *	6,059	10,283
Nomad Foods Ltd *	339,725	8,626
ResMed Inc	45,572	11,871
Shopify Inc, Cl A *	7,623	10,500
STERIS PLC	33,581	8,174
ZIM Integrated Shipping Services Ltd	112,619	6,629
		88,271
Total Common Stock
(Cost $3,855,329) ($ Thousands)		4,547,758

PREFERRED STOCK — 0.5%
Brazil — 0.0%
Braskem SA(C)	65,200	674
Germany — 0.5%
Jungheinrich AG (C)	4,123	211
Porsche Automobil Holding SE (C)	87,691	8,321
Schaeffler AG (C)	106,067	879
Volkswagen AG(C)	70,406	14,210
		23,621
Total Preferred Stock
(Cost $25,598) ($ Thousands)		24,295

EXCHANGE TRADED FUND — 0.1%
United States — 0.1%
iShares Trust iShares ESG Aware MSCI EAFE ETF	65,580	5,211
Total Exchange Traded Fund
(Cost $4,970) ($ Thousands)		5,211

AFFILIATED PARTNERSHIP — 1.4%
SEI Liquidity Fund, L.P.
0.020% **†(D)	67,123,424	67,148

Total Affiliated Partnership
(Cost $67,135) ($ Thousands)		67,148

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	90,105,249	$90,105

Total Cash Equivalent
(Cost $90,105) ($ Thousands)		90,105

Total Investments in Securities — 99.9%
(Cost $4,043,137) ($ Thousands)		$4,734,517

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	785	Mar-2022	$36,721	$38,275	$1,232
FTSE 100 Index	171	Mar-2022	16,352	16,963	260
Hang Seng Index	21	Jan-2022	3,120	3,158	37
SPI 200 Index	74	Mar-2022	9,559	9,882	169
TOPIX Index	167	Mar-2022	29,124	28,903	148
			$94,876	$97,181	$1,846

Percentages are based on Net Assets of $4,737,252 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $63,311 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $67,148 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
FTSE— Financial Times Stock Exchange
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
Ser — Series
SPI — Share Price Index

TOPIX — Tokyo Price Index

The following is a list of the level of inputs used as of December 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
Common Stock	4,546,925	833	–	^	4,547,758
Preferred Stock	24,295	–	–		24,295
Exchange Traded Fund	5,211	–	–		5,211
Affiliated Partnership	–	67,148	–		67,148
Cash Equivalent	90,105	–	–		90,105
Total Investments in Securities	4,666,536	67,981	–		4,734,517

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,846	–	–	1,846
Total Other Financial Instruments	1,846	–	–	1,846

^One security with a market value of $0.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2021, there were transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$161,647	$198,758	$(293,257)	$—	$—	$67,148	67,123,424	$671	$—
SEI Daily Income Trust, Government Fund, Cl F	48,039	126,301	(84,235)	—	—	90,105	90,105,249	1	—
Totals	$209,686	$325,059	$(377,492)	$—	$—	$157,253		$672	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.5%
Argentina — 0.0%
Ternium SA ADR	23,178	$1,009
Austria — 0.2%
Erste Group Bank AG	83,356	3,916
Brazil — 3.0%
Ambev SA	413,500	1,145
Ambev SA ADR	329,514	923
Arezzo Industria e Comercio SA	148,800	2,051
B3 SA - Brasil Bolsa Balcao	1,870,717	3,741
Banco Bradesco SA ADR	907,758	3,104
Banco do Brasil SA	835,700	4,329
Banco Santander Brasil SA	365,400	1,967
Banco Santander Brasil SA ADR	108,700	584
Cia Energetica de Minas Gerais ADR (A)	412,639	1,003
Cosan SA	1,462,900	5,697
CPFL Energia SA	487,000	2,346
CSN Mineracao SA	2,644,800	3,200
Diagnosticos da America SA *	118,800	720
Gerdau SA ADR	258,812	1,273
Hapvida Participacoes e Investimentos SA	1,259,400	2,347
Iochpe Maxion SA *	224,211	618
JBS SA	307,077	2,092
Multiplan Empreendimentos Imobiliarios SA *	226,100	760
Natura & Co Holding SA *	267,244	1,220
Notre Dame Intermedica Participacoes SA	99,400	1,077
Petroleo Brasileiro SA	21,549	237
Petroleo Brasileiro SA ADR	318,522	3,497
Porto Seguro SA	215,514	809
SLC Agricola SA	72,121	583
Telefonica Brasil SA	102,725	889
TIM SA/Brazil *	807,100	1,905
TIM SA/Brazil ADR *	46,719	544
Vale SA	18,966	265
Vale SA ADR, Cl B	177,295	2,486
Vibra Energia SA	1,083,269	4,162
WEG SA	205,436	1,216
		56,790
Canada — 1.3%
Autohome Inc ADR	59,572	1,756
Endeavour Mining PLC	57,098	1,254
First Quantum Minerals Ltd	489,103	11,721
Ivanhoe Mines Ltd, Cl A *	493,877	4,035
Pan American Silver Corp	61,801	1,543
Parex Resources Inc	272,058	4,654
		24,963
Chile — 0.6%
Banco Santander Chile ADR	65,723	1,071
CAP SA	23,156	225
Sociedad Quimica y Minera de Chile SA ADR	189,467	9,555
		10,851

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China — 20.8%
360 DigiTech Inc ADR	28,193	$646
AECC Aviation Power Co Ltd, Cl A	113,200	1,127
Agricultural Bank of China Ltd, Cl H	15,571,000	5,352
Alibaba Group Holding Ltd *	1,178,188	17,968
Alibaba Group Holding Ltd ADR *	110,612	13,140
Anhui Conch Cement Co Ltd, Cl H	1,037,500	5,183
Baidu Inc ADR *	39,279	5,844
Bank of China Ltd, Cl H	13,394,106	4,828
Bank of Communications Co Ltd, Cl H	5,076,000	3,066
Bank of Nanjing Co Ltd, Cl A	602,834	848
BeiGene Ltd ADR *	2,230	604
Bilibili Inc ADR *(A)	43,222	2,006
Bosideng International Holdings Ltd	1,521,597	958
BYD Co Ltd, Cl H	66,870	2,287
China BlueChemical Ltd	415,857	116
China CITIC Bank Corp Ltd, Cl H	2,543,000	1,103
China Communications Services Corp Ltd, Cl H	1,578,075	769
China Construction Bank Corp, Cl H	14,694,050	10,178
China Jushi Co Ltd, Cl A	932,077	2,662
China Lesso Group Holdings Ltd	2,391,000	3,435
China Longyuan Power Group Corp Ltd, Cl H	1,810,238	4,226
China Merchants Bank Co Ltd, Cl H	974,562	7,569
China National Building Material Co Ltd, Cl H	1,084,733	1,330
China Pacific Insurance Group Co Ltd, Cl H	422,400	1,146
China Petroleum & Chemical Corp ADR	35,768	1,664
China Petroleum & Chemical Corp, Cl A	2,594,666	1,722
China Petroleum & Chemical Corp, Cl H	5,402,000	2,515
China Resources Sanjiu Medical & Pharmaceutical Co Ltd, Cl A	203,500	1,093
China Shenhua Energy Co Ltd, Cl H	673,500	1,579
Chongqing Zhifei Biological Products Co Ltd, Cl A	89,600	1,752
Contemporary Amperex Technology Co Ltd, Cl A	8,084	746
Daqo New Energy Corp ADR *	13,276	535
Dongfeng Motor Group Co Ltd, Cl H *	4,090,940	3,400
Fangda Carbon New Material Co Ltd, Cl A	1,225,881	2,081
Fujian Green Pine Co Ltd, Cl A	232,480	412
Fujian Sunner Development Co Ltd, Cl A	1,347,800	5,111
Ginlong Technologies Co Ltd, Cl A	58,820	2,137
Great Wall Motor Co Ltd, Cl H	340,000	1,169
Guangzhou Kingmed Diagnostics Group Co Ltd, Cl A	110,900	1,938
Guangzhou Tinci Materials Technology Co Ltd, Cl A	32,000	576
Haier Smart Home Co Ltd, Cl A	1,116,561	5,237
Haier Smart Home Co Ltd, Cl H	1,784,756	7,543
Hangzhou Robam Appliances Co Ltd, Cl A	230,266	1,302
Hengli Petrochemical Co Ltd, Cl A	774,400	2,791

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Huayu Automotive Systems Co Ltd, Cl A	363,900	$1,616
Huazhu Group Ltd ADR *	100,216	3,742
Imeik Technology Development Co Ltd, Cl A	7,300	614
Industrial & Commercial Bank of China Ltd, Cl H	17,416,140	9,829
Inspur Electronic Information Industry Co Ltd, Cl A	139,915	787
JD.com Inc ADR *	58,816	4,121
Jiangsu Changshu Rural Commercial Bank Co Ltd, Cl A	3,800,274	3,942
JOYY Inc ADR	14,470	657
Kingsoft Corp Ltd	176,049	773
Kweichow Moutai Co Ltd, Cl A	15,600	5,017
Li Auto Inc ADR *	27,626	887
Longfor Group Holdings Ltd	1,061,500	4,997
LONGi Green Energy Technology Co Ltd, Cl A *	534,900	7,235
Lufax Holding Ltd ADR *	498,818	2,808
Luxshare Precision Industry Co Ltd, Cl A	996,300	7,691
Montage Technology Co Ltd, Cl A	341,749	4,497
NARI Technology Co Ltd, Cl A	492,300	3,092
NetEase Inc ADR	143,270	14,582
Ningbo Tuopu Group Co Ltd, Cl A	210,500	1,751
NIO Inc ADR *	76,080	2,410
Northeast Securities Co Ltd, Cl A	218,200	301
Orient Securities Co Ltd/China, Cl A	284,800	659
PetroChina Co Ltd, Cl H	3,856,000	1,716
PICC Property & Casualty Co Ltd, Cl H	6,794,000	5,551
Pinduoduo Inc ADR *	16,055	936
Ping An Insurance Group Co of China Ltd, Cl A	838,700	6,634
Ping An Insurance Group Co of China Ltd, Cl H	2,201,482	15,855
QuakeSafe Technologies Co Ltd, Cl A	195,400	3,199
Seazen Holdings Co Ltd, Cl A	115,800	529
Shenzhen Mindray Bio-Medical Electronics Co Ltd, Cl A	14,841	887
Shenzhen Overseas Chinese Town Co Ltd, Cl A	2,284,000	2,523
Shenzhen SC New Energy Technology Corp, Cl A	157,000	2,816
Shenzhou International Group Holdings Ltd	30,100	579
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	747,398	2,220
Sinopec Engineering Group Co Ltd, Cl H	844,323	417
Sinotrans Ltd, Cl H	2,322,309	745
Tencent Holdings Ltd	1,089,190	63,818
Tingyi Cayman Islands Holding Corp	450,754	926
Trip.com Group Ltd ADR *	73,451	1,808
Tsingtao Brewery Co Ltd, Cl H	379,000	3,549
Uni-President China Holdings Ltd	884,000	857
Unisplendour Corp Ltd, Cl A	154,139	553
Vipshop Holdings Ltd ADR *	330,957	2,780

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Want Want China Holdings Ltd	1,170,000	$1,074
Weichai Power Co Ltd, Cl H	3,336,000	6,530
Wingtech Technology Co Ltd, Cl A	507,600	10,298
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	1,058,800	4,488
Wuxi Lead Intelligent Equipment Co Ltd, Cl A	153,380	1,790
Xianhe Co Ltd, Cl A	486,779	3,117
XPeng Inc ADR, Cl A *(A)	49,232	2,478
Xtep International Holdings Ltd	405,500	676
Yantai Jereh Oilfield Services Group Co Ltd, Cl A	232,697	1,460
Yifeng Pharmacy Chain Co Ltd, Cl A	452,600	3,913
Yuan Longping High-tech Agriculture Co Ltd, Cl A *	1,165,700	4,254
Yum China Holdings Inc	22,528	1,123
Zhejiang Expressway Co Ltd, Cl H	1,800,000	1,605
Zhejiang HangKe Technology Inc Co, Cl A	146,056	2,465
Zhejiang Juhua Co Ltd, Cl A	1,286,713	2,606
Zhejiang Weixing New Building Materials Co Ltd, Cl A	87,617	334
Zhongsheng Group Holdings Ltd	797,500	6,219
ZTE Corp, Cl H	298,000	816
		397,846
Colombia — 0.1%
Grupo de Inversiones Suramericana SA	188,689	1,391
Czech Republic — 0.1%
CEZ AS	64,644	2,451
Moneta Money Bank AS	117,111	502
		2,953
Germany — 0.2%
Delivery Hero SE *	34,521	3,847
Greece — 0.4%
Alpha Services and Holdings SA *	3,264,673	3,999
Eurobank Ergasias Services and Holdings SA *	3,104,746	3,147
Hellenic Telecommunications Organization SA	36,071	667
OPAP SA	48,110	682
		8,495
Hong Kong — 8.9%
A-Living Smart City Services Co Ltd, Cl H	948,250	1,618
ASM Pacific Technology Ltd	232,000	2,507
Beijing Enterprises Holdings Ltd	1,046,500	3,611
Beijing Enterprises Water Group Ltd	2,470,000	960
Bilibili Inc, Cl Z *	43,200	1,987
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	11
China Conch Venture Holdings Ltd	581,000	2,839
China Feihe Ltd	1,010,000	1,355
China High Precision Automation Group Ltd *(F)	1,385,624	–
China Hongqiao Group Ltd	841,000	888

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China International Marine Containers Group Co Ltd, Cl H	556,079	$1,000
China Medical System Holdings Ltd	4,131,870	6,900
China Meidong Auto Holdings Ltd	530,000	2,733
China Mengniu Dairy Co Ltd	311,000	1,763
China Merchants Port Holdings Co Ltd	2,065,607	3,762
China Resources Gas Group Ltd	176,341	997
China Resources Land Ltd	4,278,000	17,998
China Southern Airlines Co Ltd, Cl H *	4,494,000	2,692
China Yongda Automobiles Services Holdings Ltd	512,000	686
Country Garden Services Holdings Co Ltd	724,130	4,338
CSPC Pharmaceutical Group Ltd	1,026,247	1,115
Geely Automobile Holdings Ltd	2,270,542	6,203
Greentown Management Holdings Co Ltd (A)	1,930,113	1,322
Guangzhou Automobile Group Co Ltd, Cl H	5,216,000	5,145
Hong Kong Exchanges & Clearing Ltd	103,500	6,046
Hopson Development Holdings Ltd	11,901	25
Huazhu Group Ltd *	124,300	465
Innovent Biologics Inc *	64,656	400
JD.com Inc, Cl A *	365,788	12,856
Kingboard Holdings Ltd	205,294	999
Kingboard Laminates Holdings Ltd	1,989,500	3,384
Kunlun Energy Co Ltd	7,178,020	6,730
Lenovo Group Ltd	4,524,659	5,200
Li Ning Co Ltd	471,988	5,167
Meituan, Cl B *	712,500	20,599
New China Life Insurance Co Ltd, Cl H	325,700	871
Nine Dragons Paper Holdings Ltd	1,712,000	1,838
People's Insurance Co Group of China Ltd/The, Cl H	3,080,407	932
Postal Savings Bank of China Co Ltd, Cl H	5,407,000	3,794
Q Technology Group Co Ltd	584,767	756
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	387,200	734
Shenzhen International Holdings Ltd	15,751	16
Sunac China Holdings Ltd	1,880,000	2,841
Sunac Services Holdings Ltd	282,000	288
Sunny Optical Technology Group Co Ltd	116,802	3,695
Topsports International Holdings Ltd	418,216	423
Vinda International Holdings Ltd (A)	612,000	1,491
WH Group Ltd	4,195,250	2,631
Wuxi Biologics Cayman Inc *	154,955	1,839
Xiaomi Corp, Cl B *	489,405	1,186
Xinyi Solar Holdings Ltd	4,550,458	7,716
Yadea Group Holdings Ltd	2,186,000	4,262
Yuexiu Property Co Ltd	712,025	627
		170,241
Hungary — 1.1%
MOL Hungarian Oil & Gas PLC	100,460	780
OTP Bank Nyrt *	196,094	10,036

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Richter Gedeon Nyrt	360,805	$9,713
		20,529
India — 11.1%
Apollo Hospitals Enterprise Ltd	45,369	3,060
Aptus Value Housing Finance India Ltd *	602,181	2,753
AU Small Finance Bank Ltd *	131,378	1,832
Avenue Supermarts Ltd *	10,954	688
Axis Bank Ltd *	71,394	652
Bajaj Finance Ltd	6,660	625
Bharat Electronics Ltd	542,788	1,533
Bharat Petroleum Corp Ltd	119,040	617
Bharti Airtel Ltd *	356,698	3,281
Cartrade Tech Ltd *	87,750	1,001
Cipla Ltd/India	115,846	1,471
Container Corp Of India Ltd	242,483	2,005
Divi's Laboratories Ltd	9,463	596
DLF Ltd	197,718	1,039
EPL Ltd	820,573	2,288
Escorts Ltd	44,487	1,142
GAIL India Ltd	2,100,516	3,651
GMM Pfaudler Ltd	24,158	1,580
Godrej Properties Ltd *	75,533	1,902
Grasim Industries Ltd	53,990	1,178
HCL Technologies Ltd	574,785	10,200
HDFC Bank Ltd	295,421	5,879
Hero MotoCorp Ltd	89,997	2,981
Hindalco Industries Ltd	226,263	1,448
Hindustan Petroleum Corp Ltd	145,598	573
Hindustan Unilever Ltd	17,862	567
Housing Development Finance Corp Ltd	516,254	17,963
ICICI Bank Ltd	1,028,994	10,246
ICICI Bank Ltd ADR	559,759	11,078
ICICI Lombard General Insurance Co Ltd	33,527	632
Indian Bank	124,329	234
Indian Hotels Co Ltd	409,927	997
Indian Oil Corp Ltd	930,878	1,396
IndusInd Bank Ltd	329,135	3,932
Infosys Ltd	284,548	7,226
Infosys Ltd ADR	535,478	13,553
InterGlobe Aviation Ltd *	128,770	3,495
IRB Infrastructure Developers Ltd *	701,023	2,145
ITC Ltd	198,131	581
Jindal Steel & Power Ltd *	78,563	399
JM Financial Ltd	367,047	367
Jubilant Foodworks Ltd	10,860	525
Kotak Mahindra Bank Ltd	27,976	676
Larsen & Toubro Ltd	84,662	2,159
Mahindra & Mahindra Ltd	52,925	596
Manappuram Finance Ltd	396,940	879
Marico Ltd	92,161	636
Maruti Suzuki India Ltd	11,799	1,179
Nestle India Ltd	4,368	1,158

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nippon Life India Asset Management Ltd	73,166	$346
NTPC Ltd	619,930	1,037
Oil & Natural Gas Corp Ltd	301,255	577
Page Industries Ltd	1,174	638
Persistent Systems Ltd	17,807	1,175
Petronet LNG Ltd	2,144,290	6,242
Power Grid Corp of India Ltd	593,745	1,633
REC Ltd	461,906	831
Reliance Industries Ltd	710,677	21,197
SBI Cards & Payment Services Ltd *	280,483	3,502
SBI Life Insurance Co Ltd	89,865	1,446
Sona Blw Precision Forgings Ltd *	255,517	2,556
Spandana Sphoorty Financial Ltd *	21,508	133
State Bank of India	1,132,020	7,012
Sun Pharmaceutical Industries Ltd	91,442	1,040
Tata Consultancy Services Ltd	184,588	9,283
Tech Mahindra Ltd	48,422	1,166
Torrent Power Ltd	309,550	2,305
UltraTech Cement Ltd	42,122	4,301
United Breweries Ltd	110,264	2,353
UPL Ltd	391,756	3,937
Vedanta Ltd	225,314	1,034
Wipro Ltd	127,637	1,228
WNS Holdings Ltd ADR *	17,029	1,502
		213,068
Indonesia — 1.7%
Adaro Energy Tbk PT	6,137,327	971
Astra International Tbk PT	12,642,700	5,064
Bank Central Asia Tbk PT	6,727,140	3,456
Bank Mandiri Persero Tbk PT	2,384,113	1,179
Bank Negara Indonesia Persero Tbk PT	2,254,800	1,068
Bank Rakyat Indonesia Persero Tbk PT	32,148,015	9,287
Bukalapak.com PT Tbk *	29,961,700	905
Indofood Sukses Makmur Tbk PT	4,282,700	1,903
Kalbe Farma Tbk PT	8,894,800	1,009
Merdeka Copper Gold Tbk PT *	8,199,600	2,246
Sarana Menara Nusantara Tbk PT	4,806,658	379
Telkom Indonesia Persero Tbk PT	21,428,600	6,082
		33,549
Malaysia — 0.4%
CIMB Group Holdings Bhd	1,107,174	1,448
Frontken Corp Bhd	1,198,490	1,151
Hong Leong Bank Bhd	208,227	931
IHH Healthcare Bhd	631,800	1,113
Inari Amertron Bhd	951,700	914
Petronas Chemicals Group Bhd	580,958	1,244
Sime Darby Bhd	1,053,204	586
Telekom Malaysia Bhd	451,805	597
		7,984
Mexico — 1.8%
Alfa SAB de CV, Cl A	3,442,251	2,528
America Movil SAB de CV ADR, Cl L	94,646	1,998

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cemex SAB de CV ADR *	566,437	$3,840
Coca-Cola Femsa SAB de CV	302,963	1,666
Fomento Economico Mexicano SAB de CV	255,659	1,992
Fomento Economico Mexicano SAB de CV ADR	19,007	1,477
Grupo Aeroportuario del Pacifico SAB de CV ADR *	2,999	412
Grupo Bimbo SAB de CV, Ser A	277,646	856
Grupo Financiero Banorte SAB de CV, Cl O	1,837,725	11,958
Grupo Mexico SAB de CV, Ser B	751,959	3,280
Megacable Holdings SAB de CV	84,738	290
Promotora y Operadora de Infraestructura SAB de CV	93,200	728
Wal-Mart de Mexico SAB de CV	859,393	3,201
		34,226
Netherlands — 0.1%
InPost SA *	123,913	1,493
Norway — 0.1%
Yara International ASA	36,505	1,839
Peru — 0.1%
Credicorp Ltd	14,124	1,724
Philippines — 0.2%
BDO Unibank Inc	1,228,592	2,908
International Container Terminal Services Inc	73,628	289
Monde Nissin Corp *	4,354,800	1,383
		4,580
Poland — 1.0%
Allegro.eu SA *	179,782	1,733
Bank Polska Kasa Opieki SA	21,149	639
Cyfrowy Polsat SA	106,626	920
Dino Polska SA *	92,122	8,398
LPP SA	184	785
Polski Koncern Naftowy ORLEN SA	101,454	1,871
Polskie Gornictwo Naftowe i Gazownictwo SA	557,169	871
Powszechny Zaklad Ubezpieczen SA	401,534	3,515
		18,732
Portugal — 0.1%
Jeronimo Martins SGPS SA	88,276	2,018
Qatar — 0.1%
Industries Qatar QSC	136,658	581
Qatar National Bank QPSC	128,814	714
		1,295
Russia — 4.1%
Alrosa PJSC	530,920	869
Detsky Mir PJSC	1,287,672	2,142
Gazprom PJSC	720,642	3,298
Gazprom PJSC ADR	514,142	4,725
LUKOIL PJSC ADR	244,297	21,929
Magnit GDR *	171,110	2,483
Magnit PJSC GDR	13,117	197

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MMC Norilsk Nickel PJSC ADR	82,982	$2,545
Mobile TeleSystems PJSC ADR	673,294	5,353
Novatek PJSC	42,065	965
Polyus PJSC	9,893	1,725
Rosneft Oil Co PJSC	468,598	3,748
Sberbank of Russia PJSC	841,978	3,296
Sberbank of Russia PJSC ADR	1,093,116	17,236
Surgutneftegas PJSC ADR (A)	579,616	3,060
Yandex NV, Cl A *	74,035	4,479
		78,050
Saudi Arabia — 1.6%
Al Hammadi Co for Development and Investment	78,349	841
Al Rajhi Bank	125,657	4,745
Alinma Bank	190,843	1,217
Riyad Bank	453,328	3,269
SABIC Agri-Nutrients Co	33,183	1,562
Sahara International Petrochemical Co	137,842	1,545
Saudi Arabian Mining Co *	42,175	882
Saudi Basic Industries Corp	26,927	832
Saudi British Bank/The	76,206	669
Saudi Electricity Co	93,738	598
Saudi Industrial Investment Group	73,635	612
Saudi National Bank/The	453,241	7,774
Saudi Tadawul Group Holding Co *	34,749	1,164
Saudi Telecom Co	143,536	4,293
United Electronics Co	22,631	817
United International Transportation Co	44,744	556
		31,376
Singapore — 0.1%
TDCX Inc ADR *	65,563	1,256
Yangzijiang Shipbuilding Holdings Ltd	741,483	737
		1,993
South Africa — 3.2%
Absa Group Ltd	204,064	1,950
African Rainbow Minerals Ltd	42,322	613
Anglo American Platinum Ltd	8,014	912
Aspen Pharmacare Holdings Ltd	133,662	1,880
Bid Corp Ltd	179,498	3,671
Capitec Bank Holdings Ltd	24,630	3,148
Cie Financiere Richemont SA	101,222	1,531
FirstRand Ltd	306,268	1,167
Gold Fields Ltd	92,117	1,005
Gold Fields Ltd ADR	745,728	8,196
Impala Platinum Holdings Ltd	82,486	1,163
Kumba Iron Ore Ltd	31,056	895
Mr Price Group Ltd	213,456	2,668
MTN Group Ltd *	225,329	2,410
Naspers Ltd, Cl N	104,450	16,178
Nedbank Group Ltd	198,132	2,173
Old Mutual Ltd	3,290,993	2,701
Sasol Ltd *	100,810	1,636

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shoprite Holdings Ltd	347,388	$4,547
Sibanye Stillwater Ltd	160,017	492
Standard Bank Group Ltd	76,086	668
Vodacom Group Ltd	228,029	1,923
		61,527
South Korea — 12.5%
BGF retail Co Ltd	2,824	345
BNK Financial Group Inc	86,324	609
Celltrion Inc	2,827	472
Cheil Worldwide Inc	138,007	2,627
CJ CheilJedang Corp	23,076	7,520
CJ ENM Co Ltd	41,053	4,786
Coway Co Ltd	72,615	4,506
DB HiTek Co Ltd	25,545	1,558
DB Insurance Co Ltd	18,338	831
DGB Financial Group Inc	44,254	349
Doosan Fuel Cell Co Ltd *(A)	46,749	1,885
E-MART Inc	6,871	873
GS Engineering & Construction Corp	23,818	789
GS Holdings Corp	71,136	2,325
Hana Financial Group Inc	348,413	12,296
Hankook Tire & Technology Co Ltd	89,658	2,984
Hyundai Marine & Fire Insurance Co Ltd	36,648	706
Hyundai Mobis Co Ltd	24,874	5,285
Hyundai Motor Co	3,637	636
Kakao Corp	30,645	2,888
KakaoBank Corp *(A)	34,771	1,722
KB Financial Group Inc	44,112	2,033
KH Vatec Co Ltd *	107,386	2,408
Kia Corp	115,956	7,968
Korea Gas Corp *	24,162	794
Korea Petrochemical Ind Co Ltd	12,072	1,842
Kumho Petrochemical Co Ltd (A)	19,411	2,680
LG Chem Ltd	7,882	4,081
LG Electronics Inc	56,291	6,534
LG Innotek Co Ltd	6,777	2,077
LG Uplus Corp	80,472	919
LX Semicon Co Ltd (A)	5,893	826
Mando Corp *(A)	36,129	1,909
NAVER Corp	17,777	5,659
NCSoft Corp	13,441	7,274
NICE Information Service Co Ltd	38,248	578
Orion Corp/Republic of Korea	28,645	2,480
POSCO ADR	23,007	1,341
Samsung Biologics Co Ltd *	5,586	4,252
Samsung Electro-Mechanics Co Ltd	9,343	1,551
Samsung Electronics Co Ltd	1,180,655	77,611
Samsung Engineering Co Ltd *	32,392	623
Samsung SDI Co Ltd	5,334	2,927
Samsung SDS Co Ltd	3,540	466
Shinsegae Inc	4,133	880
SK Hynix Inc	185,850	20,423

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SK Square Co Ltd *	105,997	$5,880
SK Telecom Co Ltd	213,402	10,352
SK Telecom Co Ltd ADR	13,129	350
S-Oil Corp	17,443	1,257
Solus Advanced Materials Co Ltd	27,758	2,077
Soulbrain Co Ltd/New (A)	8,815	2,056
Woori Financial Group Inc	90,586	961
		239,061
Switzerland — 0.1%
Wizz Air Holdings Plc *	22,025	1,249
Taiwan — 14.7%
Accton Technology Corp	232,200	2,181
Advanced Energy Solution Holding Co Ltd	21,000	1,393
Asia Vital Components Co Ltd	305,000	972
ASPEED Technology Inc	7,584	978
Cathay Financial Holding Co Ltd	446,503	1,011
Chailease Holding Co Ltd	709,445	6,742
China Steel Corp	373,000	478
ChipMOS Technologies Inc	293,000	515
Chunghwa Telecom Co Ltd	844,000	3,553
CTBC Financial Holding Co Ltd	12,580,000	11,778
Delta Electronics Inc	707,000	7,056
E.Sun Financial Holding Co Ltd	3,194,395	3,235
Elite Material Co Ltd	172,000	1,732
Evergreen Marine Corp Taiwan Ltd	154,000	797
Formosa Plastics Corp	330,000	1,240
Fubon Financial Holding Co Ltd	3,242,531	8,977
Global Unichip Corp	49,000	1,039
Hon Hai Precision Industry Co Ltd	342,149	1,285
International Games System Co Ltd	16,000	459
Keystone Microtech Corp	155,000	1,798
LandMark Optoelectronics Corp	92,000	654
Largan Precision Co Ltd	21,000	1,873
Lite-On Technology Corp	387,341	893
MediaTek Inc	497,628	21,362
Merida Industry Co Ltd	239,000	2,826
Micro-Star International Co Ltd	1,424,000	8,288
momo.com Inc	12,000	706
Nan Ya Plastics Corp	640,000	1,974
Nan Ya Printed Circuit Board Corp	65,000	1,348
Nien Made Enterprise Co Ltd	127,000	1,890
Novatek Microelectronics Corp	82,000	1,593
Parade Technologies Ltd	13,000	991
Pou Chen	1,024,000	1,227
Powertech Technology Inc	378,250	1,335
President Chain Store Corp	92,000	908
Realtek Semiconductor Corp	79,003	1,651
RichWave Technology Corp	325,400	3,211
Silergy Corp	22,790	4,155
SinoPac Financial Holdings Co Ltd	2,159,729	1,259
Taishin Financial Holding Co Ltd	1,676,624	1,148
Taiwan Cement Corp	797,000	1,381

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taiwan Paiho Ltd	719,000	$2,123
Taiwan Semiconductor Manufacturing Co Ltd	5,135,278	114,150
Taiwan Semiconductor Manufacturing Co Ltd ADR	105,778	12,726
Tong Hsing Electronic Industries Ltd	387,313	4,164
Unimicron Technology Corp	473,000	3,963
Uni-President Enterprises Corp	2,712,000	6,712
United Microelectronics Corp	2,445,272	5,753
Vanguard International Semiconductor Corp	593,000	3,376
Winbond Electronics Corp	959,000	1,186
Wiwynn Corp	164,000	6,599
Yuanta Financial Holding Co Ltd	2,690,626	2,459
		281,103
Thailand — 1.8%
Advanced Info Service PCL	162,100	1,115
Advanced Info Service PCL NVDR	210,000	1,445
Bangkok Dusit Medical Services PCL NVDR	2,049,516	1,410
Central Pattana PCL	1,380,700	2,333
Home Product Center PCL	13,883,154	6,023
Indorama Ventures PCL NVDR	951,700	1,233
Kasikornbank PCL	505,500	2,145
Land & Houses PCL	5,136,900	1,353
Mega Lifesciences PCL NVDR	395,400	598
Ngern Tid Lor PCL *	2,253,400	2,463
PTT Exploration & Production PCL NVDR	260,700	920
PTT PCL NVDR	6,625,000	7,526
SCG Packaging PCL	561,600	1,162
Siam Cement PCL/The	101,400	1,171
Siam Cement PCL/The NVDR	54,000	624
Thai Beverage PCL	2,374,650	1,163
Thai Union Group PCL, Cl F	2,870,600	1,678
		34,362
Turkey — 0.5%
Akbank TAS	3,587,518	1,945
BIM Birlesik Magazalar AS	255,447	1,179
Haci Omer Sabanci Holding AS	629,042	627
Turk Hava Yollari AO *	573,876	865
Turkcell Iletisim Hizmetleri AS	555,920	773
Turkiye Garanti Bankasi AS	3,267,388	2,773
Turkiye Sise ve Cam Fabrikalari AS	1,062,654	1,070
		9,232
United Arab Emirates — 0.8%
Abu Dhabi Commercial Bank PJSC	644,794	1,498
Aldar Properties PJSC	1,132,702	1,229
Emaar Properties PJSC	5,820,642	7,741
Emirates NBD Bank PJSC	386,520	1,414
Emirates Telecommunications Group Co PJSC	98,516	850
Fertiglobe plc *	1,355,559	1,302

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Abu Dhabi Bank PJSC	312,486	$1,602
		15,636
United Kingdom — 1.3%
Anglo American PLC	165,658	6,766
Endeavour Mining PLC	35,916	812
Fix Price Group Ltd GDR	494,194	3,731
Kaspi.KZ JSC GDR	33,578	3,989
NAC Kazatomprom JSC GDR	30,730	1,129
Network International Holdings PLC *	594,224	2,352
Polymetal International PLC	149,028	2,647
Polyus PJSC GDR	17,079	1,489
Tullow Oil PLC *(A)	2,739,827	1,724
		24,639
United States — 0.1%
Pagseguro Digital Ltd, Cl A *	69,904	1,833
XP Inc, Cl A *	29,939	860
		2,693
Vietnam — 0.3%
Hoa Phat Group JSC	987,121	2,010
Vincom Retail JSC *	2,939,745	3,882
		5,892
Total Common Stock
(Cost $1,460,020) ($ Thousands)		1,810,152

PREFERRED STOCK — 1.6%
Brazil — 0.5%
Banco Bradesco SA (B)	1,588,070	5,477
Bradespar SA (B)	57,063	256
Centrais Eletricas Brasileiras SA (B)	95,384	565
Cia Energetica de Minas Gerais (B)	811,300	1,910
Itau Unibanco Holding SA *(B)	275,396	1,036
Itausa SA(B)	332,878	534
		9,778
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Cl B(B)	53,860	2,749
South Korea — 1.0%
Hyundai Motor Co (B)	58,398	4,889
LG Chem Ltd (B)	9,723	2,345
LG Electronics *(B)	27,143	1,493
Samsung Electronics Co Ltd(B)	170,678	10,229
		18,956
Total Preferred Stock
(Cost $31,271) ($ Thousands)		31,483

Description	Face Amount (Thousands)		Market Value ($ Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale, Ser 1997
0.000% (C)(D)	BRL	8	$–

Total Debenture Bond
(Cost $—) ($ Thousands)			–

		Number of Rights
RIGHTS — 0.0%
South Korea — 0.0%
Hyundai Engineering & Construction Co Ltd *‡‡		256	–
Total Rights
(Cost $—) ($ Thousands)			–

	Shares
AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P.
0.020% **†(E)		12,573,736	12,578

Total Affiliated Partnership
(Cost $12,575) ($ Thousands)			12,578

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†		45,163,892	45,164

Total Cash Equivalent
(Cost $45,164) ($ Thousands)			45,164

Total Investments in Securities — 99.1%
(Cost $1,549,030) ($ Thousands)			$1,899,377

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
MSCI Emerging Markets	792	Mar-2022	$47,972	$48,562	$590

Percentages are based on Net Assets of $1,915,669 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $13,425 ($ Thousands).
(B)	No interest rate available.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $12,578 ($ Thousands).
(F)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
BRL — Brazilian Real
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
Ser — Series

The following is a list of the level of inputs used as of December 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
Common Stock	1,804,446	5,706	–	^	1,810,152
Preferred Stock	31,483	–	–		31,483
Debenture Bond	–	–	–		–
Rights	–	–	–		–
Affiliated Partnership	–	12,578	–		12,578
Cash Equivalent	45,164	–	–		45,164
Total Investments in Securities	1,881,093	18,284	–		1,899,377

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	590	–	–	590
Total Other Financial Instruments	590	–	–	590

^	One security with a market value of $0.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$17,858	$30,698	$(35,978)	$—	$—	$12,578	12,573,736	$74	$—
SEI Daily Income Trust, Government Fund, Cl F	60,832	68,334	(84,002)	—	—	45,164	45,163,892	1	—
Totals	$78,690	$99,032	$(119,980)	$—	$—	$57,742		$75	$—

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 92.9%
Australia — 2.6%
Australia & New Zealand Banking Group MTN
5.000%, 08/16/2023	AUD	750	$581
Australia Government Bond
4.750%, 04/21/2027		918	782
4.500%, 04/21/2033		801	749
3.750%, 04/21/2037		1,463	1,308
3.250%, 04/21/2025		843	656
3.000%, 03/21/2047		2,718	2,206
2.750%, 06/21/2035		1,243	999
2.750%, 05/21/2041		900	703
2.500%, 05/21/2030		1,356	1,053
2.250%, 05/21/2028		33	25
1.750%, 06/21/2051		609	384
0.500%, 09/21/2026		682	477
0.250%, 11/21/2025		1,211	848
Commonwealth Bank of Australia MTN
3.000%, 05/03/2022	EUR	330	380
0.375%, 04/11/2024		455	525
Glencore Capital Finance DAC MTN
0.750%, 03/01/2029		450	498
Glencore Finance Europe MTN
1.500%, 10/15/2026		120	142
National Australia Bank
5.000%, 03/11/2024	AUD	750	589
2.990%, 05/21/2031 (A)		$520	521
National Australia Bank MTN
2.250%, 06/06/2025	EUR	206	253
Westpac Banking MTN
1.250%, 01/14/2033		310	383
Westpac Banking Corp MTN
0.500%, 05/17/2024		505	584
			14,646

Austria — 1.5%
JAB Holdings BV
1.000%, 12/20/2027		400	461
Raiffeisen Bank International
2.875%, 06/18/2032 (D)		400	489
Republic of Austria Government Bond (A)
4.150%, 03/15/2037		463	829
2.400%, 05/23/2034		110	159
2.100%, 09/20/2117		50	88
0.850%, 06/30/2120		214	211
0.750%, 10/20/2026		1,922	2,302
0.750%, 03/20/2051		454	531
0.250%, 10/20/2036		706	783
0.023%, 02/20/2031		730	824
0.000%, 04/20/2025 (B)		647	747

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027	EUR	746	$1,162
			8,586

Belgium — 1.8%
Ageas
1.875%, 11/24/2051 (D)		200	227
Anheuser-Busch InBev MTN
2.250%, 05/24/2029	GBP	205	286
1.150%, 01/22/2027	EUR	230	272
Kingdom of Belgium Government Bond
4.250%, 03/28/2041 (A)		470	881
3.750%, 06/22/2045		381	710
3.000%, 06/22/2034 (A)		525	793
2.600%, 06/22/2024 (A)		301	369
1.700%, 06/22/2050 (A)		321	436
1.600%, 06/22/2047 (A)		351	466
1.000%, 06/22/2026 (A)		370	447
1.000%, 06/22/2031 (A)		490	603
0.900%, 06/22/2029 (A)		832	1,017
0.800%, 06/22/2025 (A)		484	575
0.500%, 10/22/2024 (A)		330	387
0.200%, 10/22/2023 (A)		989	1,141
0.007%, 10/22/2031 (A)		266	297
0.000%, 10/22/2027 (A)(B)		1,133	1,309
Kingdom of Belgium Government Bond, Ser 44
5.000%, 03/28/2035 (A)		64	117
			10,333

Brazil — 0.0%
OEC Finance
4.375%, 10/25/2029		$108	4
7.125%, 12/26/2046		167	7
			11

Canada — 7.3%
1011778 BC ULC
3.875%, 01/15/2028 (A)		143	145
Bank of Nova Scotia
0.010%, 03/18/2025	EUR	645	736
Bell Canada MTN
4.700%, 09/11/2023	CAD	80	66
Canada Housing Trust No. 1
2.250%, 12/15/2025 (A)		1,325	1,081
Canadian Government Bond
5.750%, 06/01/2033		1,205	1,369
3.500%, 12/01/2045		158	170
2.750%, 12/01/2048		400	391
2.750%, 12/01/2048		300	293
2.500%, 06/01/2024		2,288	1,874
2.250%, 06/01/2029		2,968	2,508
1.500%, 06/01/2026		8,528	6,836

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.500%, 06/01/2031	CAD	268	$214
1.000%, 09/01/2022		525	417
1.000%, 06/01/2027		1,375	1,075
Canadian Pacific Railway
1.350%, 12/02/2024		$805	806
Canadian When Issued Government Bond
2.000%, 12/01/2051	CAD	487	415
CPPIB Capital MTN
0.250%, 04/06/2027	EUR	1,765	2,025
Ontario Teachers' Finance Trust
2.000%, 04/16/2031 (A)		$1,914	1,923
0.500%, 05/06/2025	EUR	1,066	1,234
Ontario Teachers' Finance Trust MTN
0.900%, 05/20/2041		707	797
Province of Alberta Canada
0.625%, 04/18/2025		1,301	1,514
Province of British Columbia Canada
2.950%, 12/18/2028	CAD	1,653	1,409
2.750%, 06/18/2052		835	711
Province of Ontario Canada
4.700%, 06/02/2037		1,355	1,394
4.650%, 06/02/2041		540	573
2.800%, 06/02/2048		2,200	1,853
2.400%, 06/02/2026		585	480
Province of Ontario Canada MTN
0.250%, 12/15/2026	GBP	2,337	3,011
Province of Quebec Canada
6.250%, 06/01/2032	CAD	720	790
3.500%, 12/01/2048		520	498
3.100%, 12/01/2051		780	708
Province of Quebec Canada MTN
3.700%, 05/20/2026	AUD	568	444
PSP Capital
1.625%, 10/26/2028 (A)		$1,814	1,808
Rogers Communications
4.000%, 06/06/2022	CAD	165	132
Royal Bank of Canada
0.248%, 01/05/2022	EUR	1,200	950
Royal Bank of Canada MTN
0.250%, 01/29/2024		189	217
Toronto-Dominion Bank
0.000%, 02/09/2024 (B)		490	560
Yamana
2.630%, 08/15/2031 (A)		$221	212
			41,639

Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd
2.041%, 09/10/2058 (B)		311	2

China — 8.6%
China Development Bank
4.880%, 02/09/2028	CNY	10,600	1,837

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.900%, 08/03/2040	CNY	4,280	$713
3.700%, 10/20/2030		9,430	1,543
3.660%, 03/01/2031		7,940	1,296
3.650%, 05/21/2029		18,120	2,951
3.480%, 01/08/2029		23,680	3,815
3.390%, 07/10/2027		16,630	2,663
3.230%, 01/10/2025		11,360	1,813
China Government Bond
3.810%, 09/14/2050		56,360	9,465
3.720%, 04/12/2051		1,280	213
3.270%, 11/19/2030		25,960	4,213
3.030%, 03/11/2026		10,320	1,648
3.020%, 10/22/2025		100	16
3.010%, 05/13/2028		52,640	8,372
2.850%, 06/04/2027		17,710	2,805
2.840%, 04/08/2024		13,310	2,107
2.690%, 08/12/2026		8,090	1,275
2.680%, 05/21/2030		9,380	1,450
Prosus NV MTN
2.031%, 08/03/2032	EUR	245	276
1.985%, 07/13/2033 (A)		320	354
Weibo
3.500%, 07/05/2024		$200	206
			49,031

Colombia — 0.6%
Colombian TES
10.000%, 07/24/2024	COP	2,607,700	686
7.750%, 09/18/2030		5,331,800	1,277
7.500%, 08/26/2026		1,565,300	382
7.250%, 10/18/2034		1,510,700	340
7.000%, 06/30/2032		1,379,900	309
6.000%, 04/28/2028		2,698,800	599
5.750%, 11/03/2027		279,700	62
			3,655

Czech Republic — 0.2%
Czech Republic Government Bond
4.700%, 09/12/2022	CZK	7,470	343
2.500%, 08/25/2028		14,630	645
1.200%, 03/13/2031		8,010	315
			1,303

Denmark — 0.3%
Danske Bank MTN
5.875%, VAR EUR Swap Annual 7 Yr + 5.471% (C)	EUR	344	396
Denmark Government Bond
4.500%, 11/15/2039	DKK	2,040	554
0.000%, 11/15/2031 (B)		2,049	311
Kommunekredit MTN
0.125%, 09/26/2040	EUR	275	283

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Orsted
6.250%, VAR EUR Swap Annual 5 Yr + 4.750%, 06/26/2099	EUR	210	$259
			1,803

Egypt — 0.0%
Egypt Government International Bond MTN
4.750%, 04/11/2025 (A)		170	191

Finland — 0.4%
Finland Government Bond (A)
0.875%, 09/15/2025		355	424
0.125%, 04/15/2052		135	138
0.000%, 09/15/2030 (B)		680	773
Nordea Bank Abp MTN
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr + 3.388% (C)		$200	215
Nordea Kiinnitysluottopankki MTN
0.250%, 03/18/2026	EUR	480	554
			2,104

France — 5.7%
BNP Paribas
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.916% (C)		$340	343
4.625%, 03/13/2027 (A)		340	377
BNP Paribas MTN
3.375%, 01/23/2026	GBP	490	706
1.250%, 03/19/2025	EUR	375	441
0.500%, 02/19/2028 (D)		200	226
BNP Paribas Home Loan SFH
0.375%, 05/07/2025		400	462
BPCE
1.000%, 01/20/2026 (A)		$950	919
BPCE MTN
2.000%, 06/05/2025	AUD	440	321
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028	EUR	100	136
0.500%, 01/19/2026		500	581
Cie de Financement Foncier
0.375%, 12/11/2024		300	347
Cie de Financement Foncier MTN
5.500%, 01/26/2027	GBP	387	633
CNP Assurances MTN
2.500%, 06/30/2051 (D)	EUR	200	240
Credit Agricole
7.875%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.898% (C)		$200	219
Credit Agricole Assurances
4.750%, 09/27/2048 (D)	EUR	200	273
Credit Agricole Home Loan SFH MTN
1.250%, 03/24/2031		300	372

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.250%, 02/23/2024	EUR	700	$805
Dexia Credit Local MTN
0.625%, 02/03/2024		200	232
0.500%, 01/17/2025		300	348
0.000%, 05/29/2024 (B)		1,200	1,372
Electricite de France
5.625%, VAR USD Swap Semi 30/360 10 Yr Curr + 3.041% (A)(C)		$200	211
Electricite de France MTN
5.375%, VAR EUR Swap Annual 12 Yr + 3.794% (C)	EUR	200	250
4.000%, 11/12/2025		350	456
3.875%, 01/18/2022		900	1,025
Engie MTN
0.875%, 03/27/2024		300	348
French Republic Government Bond OAT
5.750%, 10/25/2032		271	492
4.500%, 04/25/2041		239	465
4.000%, 04/25/2055 (A)		139	298
2.750%, 10/25/2027		299	400
2.500%, 05/25/2030		294	405
1.750%, 05/25/2023		2,359	2,772
1.750%, 06/25/2039 (A)		256	352
1.750%, 05/25/2066 (A)		84	120
1.500%, 05/25/2050 (A)		1,649	2,175
0.750%, 05/25/2028		345	416
0.500%, 05/25/2029		395	468
0.500%, 06/25/2044 (A)		1,380	1,498
0.000%, 03/25/2025 (B)		1,456	1,681
0.000%, 02/25/2023 (B)		1,007	1,154
0.000%, 02/25/2024 (B)		2,048	2,357
0.000%, 11/25/2029 (B)		504	574
Kapla Holding SAS
3.250%, VAR Euribor 3 Month + 3.250%, 12/15/2026		200	226
SNCF Reseau MTN
4.250%, 10/07/2026		200	274
2.250%, 12/20/2047		300	426
2.000%, 02/05/2048		300	404
1.125%, 05/19/2027		300	362
1.125%, 05/25/2030		200	244
Societe Generale
4.250%, 04/14/2025 (A)		$325	346
Societe Nationale SNCF
1.000%, 05/25/2040	EUR	700	787
Societe Nationale SNCF MTN
0.625%, 04/17/2030		100	117
TotalEnergies MTN (C)
3.369%, VAR EUR Swap Annual 5 Yr + 3.350%		260	321
1.750%, VAR EUR Swap Annual 5 Yr + 1.765%		115	133

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.625% (D)	EUR	125	$141
TotalEnergies Capital International MTN
2.500%, 03/25/2026		400	500
UNEDIC ASSEO MTN
1.250%, 05/25/2033		700	869
Westfield America Management
2.625%, 03/30/2029	GBP	155	211
2.125%, 03/30/2025		210	285
			32,916

Germany — 6.3%
ADLER Group
3.250%, 08/05/2025	EUR	200	197
Bundesobligation
0.000%, 10/09/2026 (B)		3,665	4,260
Bundesrepublik Deutschland Bundesanleihe
4.000%, 01/04/2037		234	432
3.250%, 07/04/2042		954	1,815
1.500%, 05/15/2023		8,623	10,099
1.250%, 08/15/2048		1,013	1,492
1.000%, 08/15/2024		328	389
0.500%, 02/15/2026		197	234
0.170%, 08/15/2050		239	263
0.000%, 08/15/2031 (B)		1,965	2,275
0.000%, 05/15/2035 (B)		671	765
0.000%, 05/15/2036 (B)		1,490	1,692
0.000%, 08/15/2050 (B)		450	490
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/2027 (A)		191	221
Daimler International Finance BV MTN
1.500%, 01/13/2022	GBP	650	881
0.250%, 11/06/2023	EUR	430	492
Deutsche Bank MTN
1.000%, VAR Euribor 3 Month + 1.600%, 11/19/2025		400	463
Deutsche Telekom MTN
1.750%, 12/09/2049		100	117
Deutsche Telekom International Finance BV MTN
0.625%, 04/03/2023		225	259
E.ON MTN
0.000%, 12/18/2023 (B)		550	627
HeidelbergCement Finance Luxembourg MTN
1.750%, 04/24/2028		120	145
1.625%, 04/07/2026		400	479
HOCHTIEF MTN
1.750%, 07/03/2025		400	477
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	228,000	2,699
0.500%, 09/15/2027	EUR	510	601

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.125%, 06/07/2023	EUR	1,020	$1,172
Landwirtschaftliche Rentenbank MTN
0.625%, 05/18/2027		225	266
Merck Financial Services GmbH MTN
0.125%, 07/16/2025		400	457
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (A)		$775	762
Volkswagen International Finance
3.875% (C)(D)	EUR	300	370
1.125%, 10/02/2023		400	464
Volkswagen Leasing GmbH MTN
1.125%, 04/04/2024		520	605
ZF Europe Finance BV
2.000%, 02/23/2026		200	228
			36,188

Hungary — 0.2%
Hungary Government Bond
3.000%, 06/26/2024	HUF	297,650	892
1.500%, 08/23/2023		183,970	549
			1,441

Indonesia — 1.0%
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	7,551,000	610
8.375%, 03/15/2034		30,106,000	2,370
7.500%, 06/15/2035		2,199,000	162
7.375%, 05/15/2048		11,283,000	816
7.000%, 09/15/2030		2,959,000	215
6.500%, 06/15/2025		6,598,000	487
6.500%, 02/15/2031		16,859,000	1,194
5.500%, 04/15/2026		1,557,000	111
			5,965

Ireland — 1.0%
AerCap Ireland Capital DAC
4.500%, 09/15/2023		$205	215
3.300%, 01/30/2032		450	459
1.150%, 10/29/2023		1,000	996
CRH Funding MTN
1.875%, 01/09/2024	EUR	310	365
Ireland Government Bond
1.500%, 05/15/2050		250	327
1.100%, 05/15/2029		670	823
1.000%, 05/15/2026		285	343
0.113%, 10/18/2031		1,691	1,875
Smurfit Kappa Acquisitions ULC
2.875%, 01/15/2026		265	329
			5,732

Israel — 0.1%
Israel Government Bond - Fixed
5.500%, 01/31/2042	ILS	675	345
2.000%, 03/31/2027		925	319

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.000%, 03/31/2030	ILS	593	$192
			856

Italy — 5.1%
Assicurazioni Generali MTN
5.500%, VAR Euribor 3 Month + 5.350%, 10/27/2047	EUR	230	317
Enel
1.875%, VAR EUR Swap Annual 5 Yr + 2.011% (C)		385	424
Enel Finance International MTN
5.750%, 09/14/2040	GBP	145	292
0.116%, 06/17/2027	EUR	195	216
Eni
3.375%, VAR EUR Swap Annual 5 Yr + 3.641% (C)		135	161
Eni MTN
0.375%, 06/14/2028		130	146
Intesa Sanpaolo MTN
2.125%, 05/26/2025		330	397
0.750%, 12/04/2024		350	405
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040 (A)		1,586	2,771
3.500%, 03/01/2030 (A)		336	461
3.100%, 03/01/2040 (A)		122	170
3.000%, 08/01/2029		1,609	2,124
2.800%, 03/01/2067 (A)		150	193
2.700%, 03/01/2047 (A)		55	73
2.450%, 09/01/2033 (A)		98	126
2.150%, 03/01/2072 (A)		76	83
2.000%, 02/01/2028		542	668
1.850%, 07/01/2025 (A)		2,274	2,734
1.800%, 03/01/2041 (A)		247	284
1.700%, 09/01/2051 (A)		311	331
1.500%, 04/30/2045 (A)		847	904
0.950%, 03/01/2023		3,272	3,778
0.950%, 12/01/2031 (A)		2,794	3,113
0.950%, 03/01/2037 (A)		1,549	1,621
0.019%, 04/01/2026		4,173	4,672
0.000%, 04/15/2024 (B)		1,429	1,625
Rimini Bidco
5.250%, VAR Euribor 3 Month + 5.250%, 12/14/2026 (A)		200	223
Societa Cattolica Di Assicurazione SPA
4.250%, 12/14/2047 (D)		200	257
UniCredit MTN
4.875%, VAR EUAMDB05 + 4.739%, 02/20/2029		220	268
1.250%, VAR Euribor 3 Month + 1.600%, 06/16/2026		460	536
			29,373

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Japan — 13.1%
Development Bank of Japan
2.300%, 03/19/2026	JPY	180,000	$1,709
Development Bank of Japan MTN
0.875%, 10/10/2025	EUR	1,145	1,342
Government of Japan 10 Year Bond
0.400%, 06/20/2025	JPY	516,200	4,559
0.100%, 06/20/2026		74,300	650
0.100%, 03/20/2027		71,550	627
Government of Japan 20 Year Bond
1.700%, 06/20/2033		1,313,700	13,396
1.400%, 09/20/2034		503,250	5,019
1.000%, 12/20/2035		50,000	478
0.700%, 03/20/2037		38,450	353
0.500%, 09/20/2036		537,200	4,805
0.200%, 06/20/2036		185,200	1,590
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		33,600	340
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033		40,300	406
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		98,300	982
Government of Japan 30 Year Bond
0.800%, 09/20/2047		709,500	6,439
0.300%, 06/20/2046		74,600	607
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		133,650	1,540
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		472,800	5,407
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		301,350	3,344
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042		358,500	4,016
Government of Japan 30 Year Bond, Ser 37
1.900%, 09/20/2042		166,850	1,848
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		207,550	2,268
Government of Japan 40 Year Bond
0.400%, 03/20/2056		331,950	2,613
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		38,700	449
Japan Finance Organization for Municipalities MTN
0.050%, 02/12/2027	EUR	440	499
Japan Government Five Year Bond
0.100%, 09/20/2024	JPY	73,050	638
Japan Government Ten Year Bond
0.100%, 09/20/2027		455,700	3,995
0.100%, 03/20/2029		35,900	315

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Japan Government Thirty Year Bond
0.400%, 12/20/2049	JPY	116,200	$939
0.300%, 06/20/2046		85,800	698
Japan Government Twenty Year Bond
1.800%, 09/20/2031		166,700	1,690
Mitsubishi UFJ Financial Group
0.339%, 07/19/2024	EUR	250	287
Nippon Life Insurance
2.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.653%, 01/21/2051 (A)		$540	529
Nissan Motor
2.652%, 03/17/2026	EUR	165	201
NTT Finance
1.162%, 04/03/2026 (A)		$345	338
			74,916

Kuwait — 0.0%
Equate Petrochemical MTN
2.625%, 04/28/2028 (A)		297	297

Luxembourg — 0.1%
Prologis International Funding II
2.375%, 11/14/2030	EUR	200	255
Vivion Investments Sarl
3.000%, 08/08/2024		100	111
			366

Malaysia — 1.7%
Malaysia Government Bond
4.392%, 04/15/2026	MYR	2,267	572
4.232%, 06/30/2031		1,073	269
4.181%, 07/15/2024		5,923	1,468
3.955%, 09/15/2025		7,319	1,813
3.885%, 08/15/2029		2,890	708
3.828%, 07/05/2034		3,332	796
3.795%, 09/30/2022		4,878	1,185
3.757%, 05/22/2040		912	209
3.733%, 06/15/2028		2,316	566
3.502%, 05/31/2027		7,477	1,819
3.478%, 06/14/2024		1,305	318
2.632%, 04/15/2031		1,040	231
			9,954

Mexico — 2.2%
Mexican Bonos
8.000%, 09/05/2024	MXN	6,750	335
8.000%, 11/07/2047		22,710	1,100
7.750%, 11/23/2034		6,369	313
7.750%, 11/13/2042		38,433	1,822
7.500%, 06/03/2027		24,873	1,219
5.750%, 03/05/2026		14,711	678
5.750%, 03/05/2026		8,429	388

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mexican Bonos, Ser M20
10.000%, 12/05/2024	MXN	41,430	$2,168
8.500%, 05/31/2029		10,038	519
7.750%, 05/29/2031		36,583	1,807
Mexican Bonos, Ser M30
10.000%, 11/20/2036		24,980	1,466
8.500%, 11/18/2038		5,364	276
Mexico Government International Bond
2.875%, 04/08/2039	EUR	280	321
			12,412

Netherlands — 2.0%
ABN AMRO Bank
3.324%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.900%, 03/13/2037 (A)		$400	400
ASR Nederland
3.375%, VAR EUR Swap Annual 5 Yr + 4.000%, 05/02/2049	EUR	255	319
BNG Bank MTN
0.250%, 02/22/2023		1,260	1,445
Cooperatieve Rabobank UA
4.375% (C)(D)		200	250
0.250%, 10/30/2026		200	228
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	307
4.625%, 05/23/2029		130	204
1.250%, 05/31/2032	EUR	300	373
Heineken MTN
1.000%, 05/04/2026		335	394
Nederlandse Waterschapsbank MTN
1.250%, 05/27/2036		281	350
0.625%, 01/18/2027		225	265
Netherlands Government Bond (A)
4.000%, 01/15/2037		236	425
2.500%, 01/15/2033		806	1,169
2.000%, 07/15/2024		491	595
0.500%, 07/15/2026		613	727
0.240%, 01/15/2038		1,437	1,586
0.118%, 01/15/2052		421	437
0.000%, 01/15/2027 (B)		685	794
0.000%, 07/15/2031 (B)		1,014	1,157
Q-Park Holding
2.000%, 03/01/2027 (A)		122	131
			11,556

New Zealand — 0.7%
New Zealand Government Bond
5.500%, 04/15/2023	NZD	2,356	1,693
3.000%, 04/20/2029		345	247
2.750%, 04/15/2025		1,679	1,172
2.750%, 04/15/2037		80	56
2.000%, 05/15/2032		225	149

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.750%, 05/15/2041	NZD	124	$72
1.500%, 05/15/2031		548	350
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		682	507
			4,246

Norway — 1.6%
DNB Boligkreditt MTN
0.375%, 11/20/2024	EUR	795	919
Equinor MTN
6.875%, 03/11/2031	GBP	185	359
Norway Government Bond (A)
3.000%, 03/14/2024	NOK	5,938	696
2.000%, 05/24/2023		5,993	688
2.000%, 04/26/2028		3,667	424
1.750%, 03/13/2025		1,213	139
1.750%, 02/17/2027		8,752	997
1.750%, 09/06/2029		6,471	736
1.500%, 02/19/2026		14,994	1,693
1.375%, 08/19/2030		9,406	1,039
1.250%, 09/17/2031		11,882	1,293
			8,983

Peru — 0.0%
Volcan Cia Minera SAA
4.375%, 02/11/2026 (A)		$21	20

Poland — 0.1%
Republic of Poland Government Bond
2.750%, 10/25/2029	PLN	1,493	346
2.500%, 07/25/2027		1,860	428
			774

Portugal — 0.6%
EDP Finance BV MTN
0.375%, 09/16/2026	EUR	440	501
Portugal Obrigacoes do Tesouro OT (A)
4.100%, 04/15/2037		277	466
2.200%, 10/17/2022		775	901
1.950%, 06/15/2029		492	634
0.700%, 10/15/2027		735	871
			3,373

Qatar — 0.0%
Qatar Petroleum
2.250%, 07/12/2031 (A)		$300	297

Romania — 0.2%
Romania Government Bond
3.650%, 07/28/2025	RON	1,540	342
Romanian Government International Bond
4.250%, 06/28/2023		2,655	608
			950

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Singapore — 2.6%
Singapore Government Bond
3.500%, 03/01/2027	SGD	2,671	$2,182
3.375%, 09/01/2033		162	138
3.125%, 09/01/2022		5,029	3,794
3.000%, 09/01/2024		6,021	4,698
2.875%, 07/01/2029		200	161
2.750%, 07/01/2023		1,441	1,101
2.750%, 04/01/2042		301	248
2.750%, 03/01/2046		200	165
2.250%, 08/01/2036		540	416
2.125%, 06/01/2026		1,790	1,375
Temasek Financial I MTN
2.375%, 01/23/2023 (A)		$495	503
			14,781

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027	EUR	556	680

South Africa — 0.1%
Anglo American Capital MTN
1.625%, 09/18/2025		220	260
1.625%, 03/11/2026		230	271
Bidvest Group UK PLC
3.625%, 09/23/2026 (A)		$230	229
			760

South Korea — 1.2%
Hyundai Capital Services MTN
3.500%, 03/30/2022	AUD	680	498
Korea Housing Finance
0.010%, 06/29/2026 (A)	EUR	150	170
Korea Treasury Bond
2.625%, 09/10/2035	KRW	470,510	409
2.000%, 06/10/2031		1,870,670	1,537
1.875%, 06/10/2029		496,110	408
1.500%, 12/10/2026		1,413,770	1,158
1.500%, 12/10/2030		1,797,120	1,418
1.250%, 03/10/2026		101,780	83
1.125%, 09/10/2025		1,252,200	1,023
			6,704

Spain — 3.6%
Banco Bilbao Vizcaya Argentaria
2.250%, 06/12/2024	EUR	200	241
Banco de Sabadell
0.625%, 11/07/2025 (D)		400	456
CaixaBank
1.250%, 01/11/2027		500	602
1.125%, 11/12/2026		300	349
CaixaBank MTN
1.375%, 06/19/2026		300	353

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Grifols Escrow Issuer SA
3.875%, 10/15/2028 (A)	EUR	100	$114
Lorca Telecom Bondco
4.000%, 09/18/2027		130	150
NH Hotel Group
4.000%, 07/02/2026		100	113
Spain Government Bond
6.000%, 01/31/2029		80	129
4.700%, 07/30/2041 (A)		654	1,222
3.450%, 07/30/2066 (A)		272	465
2.700%, 10/31/2048 (A)		604	902
2.350%, 07/30/2033 (A)		658	888
1.950%, 07/30/2030 (A)		124	160
1.850%, 07/30/2035 (A)		862	1,106
1.600%, 04/30/2025 (A)		259	314
1.500%, 04/30/2027 (A)		393	484
1.400%, 04/30/2028 (A)		904	1,112
1.000%, 07/30/2042 (A)		886	981
0.850%, 07/30/2037 (A)		313	347
0.600%, 10/31/2029 (A)		174	203
0.500%, 04/30/2030 (A)		418	481
0.500%, 10/31/2031 (A)		1,503	1,699
0.054%, 01/31/2028		3,295	3,718
0.000%, 05/31/2024 (B)		2,802	3,217
0.000%, 01/31/2026 (B)		770	881
			20,687

Supra-National — 2.1%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	410,000	4,044
European Financial Stability Facility MTN
0.500%, 07/11/2025	EUR	1,420	1,661
European Investment Bank
1.900%, 01/26/2026	JPY	50,000	469
European Investment Bank MTN
1.250%, 05/12/2025	SEK	13,180	1,491
0.875%, 12/15/2023	GBP	2,075	2,810
0.250%, 10/14/2024	EUR	156	181
European Stability Mechanism MTN
1.000%, 09/23/2025		570	679
European Union MTN
0.700%, 07/06/2051		80	93
International Finance MTN
2.375%, 07/19/2023	CAD	1,000	808
			12,236

Sweden — 0.9%
Balder Finland MTN
1.375%, 05/24/2030	EUR	380	423
Heimstaden Bostad Treasury BV MTN
1.375%, 03/03/2027		380	442
Kommunivest I Sverige AB MTN
1.000%, 10/02/2024	SEK	5,830	655

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Skandinaviska Enskilda Banken MTN
0.250%, 06/20/2024	EUR	460	$529
Stadshypotek
0.500%, 07/11/2025		1,470	1,708
Swedbank (C)
6.000%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.106%		$200	202
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.134%		200	213
Swedbank Hypotek MTN
0.050%, 05/28/2025	EUR	195	223
Sweden Government Bond
0.125%, 05/12/2031 (A)	SEK	5,545	603
			4,998

Switzerland — 0.4%
Credit Suisse Group (C)
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.600%		$286	302
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.600% (A)		200	211
Government of Switzerland
1.500%, 04/30/2042	CHF	408	583
1.250%, 06/11/2024		739	848
Swiss Re Finance Luxembourg
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.582%, 04/02/2049 (A)		$200	224
			2,168

Thailand — 0.3%
Thailand Government Bond
4.875%, 06/22/2029	THB	16,455	596
4.675%, 06/29/2044		17,119	673
3.300%, 06/17/2038		3,522	116
2.125%, 12/17/2026		7,336	228
1.875%, 06/17/2049		3,746	91
			1,704

United Arab Emirates — 0.0%
DP World Crescent MTN
4.848%, 09/26/2028		$265	297

United Kingdom — 7.4%
Aviva
6.125%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield + 2.850%, 11/14/2036	GBP	220	348
Barclays MTN
4.000%, 06/26/2029	AUD	500	378
BAT Capital
4.906%, 04/02/2030		$105	118

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
BAT International Finance MTN
2.250%, 09/09/2052	GBP	100	$92
1.250%, 03/13/2027	EUR	333	385
BAT Netherlands Finance BV MTN
3.125%, 04/07/2028		160	202
BG Energy Capital MTN
2.250%, 11/21/2029		400	505
BP Capital Markets (C)
3.625% (D)		495	604
3.250% (D)		400	481
BP Capital Markets MTN
0.831%, 11/08/2027		130	151
British Telecommunications MTN
3.125%, 11/21/2031	GBP	108	152
Cadent Finance MTN
2.750%, 09/22/2046		100	139
2.625%, 09/22/2038		100	138
CCEP Finance Ireland DAC
0.500%, 09/06/2029	EUR	335	376
Centrica MTN
4.375%, 03/13/2029	GBP	164	256
CK Hutchison Finance 16 II
0.875%, 10/03/2024	EUR	212	246
CK Hutchison Group Telecom Finance
1.500%, 10/17/2031		330	381
CNH Industrial Finance Europe MTN
2.875%, 05/17/2023		220	260
1.750%, 09/12/2025		130	155
CPUK Finance MTN
3.690%, 08/28/2028	GBP	100	149
3.588%, 08/28/2025		215	310
Delphi Automotive
1.500%, 03/10/2025	EUR	440	518
DS Smith MTN
1.375%, 07/26/2024		430	503
Gatwick Funding MTN
5.250%, 01/23/2024	GBP	250	363
Heathrow Funding MTN
2.750%, 08/09/2049		315	417
1.875%, 05/23/2022	EUR	235	269
HSBC Holdings
6.000%, VAR EUR Swap Annual 5 Yr + 5.338% (C)		200	246
3.000%, VAR BPSW1 + 1.650%, 07/22/2028	GBP	167	236
HSBC Holdings MTN
6.000%, 03/29/2040		70	131
Natwest Group
3.622%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield + 3.550%, 08/14/2030		245	345

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.544%, VAR ICE LIBOR USD 3 Month + 2.320% (C)		$200	$199
Northumbrian Water Finance
6.875%, 02/06/2023	GBP	190	273
Pinewood Finance
3.625%, 11/15/2027 (A)		170	229
Santander UK MTN
1.250%, 09/18/2024	EUR	500	590
Santander UK Group Holdings PLC MTN
3.625%, 01/14/2026	GBP	100	145
Sky PLC MTN
2.250%, 11/17/2025	EUR	275	338
Standard Chartered (A)
1.639%, VAR ICE LIBOR USD 3 Month + 1.510% (C)		$500	483
1.456%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.000%, 01/14/2027		355	344
Thames Water Utilities Finance MTN
4.625%, 06/04/2046	GBP	155	294
United Kingdom Gilt
5.000%, 03/07/2025		43	66
4.500%, 12/07/2042		356	780
4.250%, 03/07/2036		56	107
4.250%, 09/07/2039		53	107
4.250%, 12/07/2040		1,418	2,924
4.250%, 12/07/2046		476	1,069
4.250%, 12/07/2049		245	578
3.500%, 01/22/2045		1,001	1,985
3.250%, 01/22/2044		457	865
2.750%, 09/07/2024		868	1,239
2.500%, 07/22/2065		1,101	2,311
2.250%, 09/07/2023		19	26
1.750%, 09/07/2022		2,090	2,859
1.750%, 09/07/2037		213	313
1.500%, 07/22/2047		194	282
1.250%, 10/22/2041		79	108
1.250%, 07/31/2051		423	587
1.000%, 04/22/2024		77	105
0.875%, 10/22/2029		1,668	2,263
0.750%, 07/22/2023		948	1,289
0.625%, 06/07/2025		78	105
0.625%, 07/31/2035		200	253
0.625%, 10/22/2050		904	1,076
0.500%, 10/22/2061		828	947
0.375%, 10/22/2026		1,163	1,542
0.250%, 07/31/2031		592	749
0.125%, 01/31/2024		2,995	4,011
United Kingdom Gilt - Inflation Linked
1.250%, 11/22/2027		399	698
United Kingdom Treasury
4.750%, 12/07/2038		76	160

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Vodafone Group MTN
4.200%, 12/13/2027	AUD	490	$385
Western Power Distribution West Midlands PLC MTN
3.875%, 10/17/2024	GBP	230	330
Zurich Finance PLC MTN
6.625%, 10/30/2049 (D)		235	330
			42,198

United States — 9.0%
AbbVie
2.300%, 11/21/2022		$800	811
Air Lease
2.100%, 09/01/2028		186	179
1.875%, 08/15/2026		110	108
Air Lease MTN
2.875%, 01/15/2026		40	41
Aircastle
5.250%, 08/11/2025 (A)		261	287
4.250%, 06/15/2026		4	4
4.125%, 05/01/2024		22	23
Ally Financial
4.700%, VAR H15T7Y + 3.481% (C)		116	120
Altria Group
3.125%, 06/15/2031	EUR	310	392
2.200%, 06/15/2027		330	399
American Honda Finance
1.950%, 10/18/2024		159	191
0.300%, 07/07/2028		320	360
American Tower
1.300%, 09/15/2025		$535	527
0.875%, 05/21/2029	EUR	420	472
AT&T
2.875% (C)(D)		200	228
1.650%, 02/01/2028		$870	852
Aviation Capital Group LLC (A)
5.500%, 12/15/2024		80	88
3.500%, 11/01/2027		8	8
1.950%, 01/30/2026		108	105
1.950%, 09/20/2026		231	224
Axalta Coating Systems LLC
3.375%, 02/15/2029 (A)		210	203
Bank of America MTN
2.375%, 06/19/2024	EUR	835	1,005
Becton Dickinson
1.336%, 08/13/2041		300	325
1.213%, 02/12/2036		129	143
0.632%, 06/04/2023		200	230
Berkshire Hathaway
0.500%, 01/15/2041		170	169
Berkshire Hathaway Finance
2.625%, 06/19/2059	GBP	144	219

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Booking Holdings
2.375%, 09/23/2024	EUR	355	$427
0.500%, 03/08/2028		110	126
Bristol-Myers Squibb
0.537%, 11/13/2023		$950	946
Broadcom
3.187%, 11/15/2036 (A)		185	185
Capital One Financial
1.650%, 06/12/2029	EUR	300	357
Carnival
1.000%, 10/28/2029		316	269
CCO Holdings
4.500%, 06/01/2033 (A)		$127	129
CDW
2.670%, 12/01/2026		305	313
Centene
2.625%, 08/01/2031		128	125
Charles Schwab
5.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971% (C)		395	431
0.750%, 03/18/2024		420	418
Charter Communications Operating
3.900%, 06/01/2052		225	226
Chubb INA Holdings
1.550%, 03/15/2028	EUR	325	391
0.875%, 06/15/2027		115	134
0.300%, 12/15/2024		190	217
Citigroup (C)
4.150%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.000%		$106	108
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%		71	72
Citigroup MTN
0.750%, 10/26/2023	EUR	115	133
0.500%, VAR Euribor 3 Month + 0.957%, 10/08/2027		505	574
Comcast
0.250%, 05/20/2027		190	214
0.064%, 09/14/2026		550	617
Continental Resources (A)
5.750%, 01/15/2031		$126	148
2.875%, 04/01/2032		170	166
CyrusOne
1.450%, 01/22/2027	EUR	254	294
Delta Airlines
4.500%, 10/20/2025 (A)		$480	504
DH Europe Finance II
1.800%, 09/18/2049	EUR	105	126

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Digital Intrepid Holding BV
0.625%, 07/15/2031	EUR	410	$440
Discovery Communications
5.300%, 05/15/2049		$18	22
5.200%, 09/20/2047		36	45
4.650%, 05/15/2050		14	16
Eli Lilly
1.375%, 09/14/2061	EUR	195	202
Emerson Electric
0.375%, 05/22/2024		350	402
Energy Transfer
4.950%, 05/15/2028		$39	43
Essential Properties
2.950%, 07/15/2031		215	212
Exxon Mobil
0.835%, 06/26/2032	EUR	600	666
FedEx
0.450%, 05/04/2029		327	366
Fidelity National Information Services
0.625%, 12/03/2025		185	213
0.125%, 12/03/2022		500	570
Ford Credit Canada
3.349%, 09/19/2022	CAD	730	582
GE Capital Canada Funding MTN
4.600%, 01/26/2022		3,169	2,514
GE Capital UK Funding Unlimited MTN
5.875%, 01/18/2033	GBP	160	291
General Motors Financial MTN
0.955%, 09/07/2023	EUR	275	317
General Motors Financial of Canada
2.600%, 06/01/2022	CAD	1,300	1,036
Gilead Sciences
0.750%, 09/29/2023		$545	543
Global Payments
2.900%, 11/15/2031		455	462
GLP Capital
3.250%, 01/15/2032		189	190
Goldman Sachs Group
0.627%, VAR United States Secured Overnight Financing Rate + 0.538%, 11/17/2023		715	713
Goldman Sachs Group MTN
2.125%, 09/30/2024	EUR	885	1,062
1.625%, 07/27/2026		170	204
Host Hotels & Resorts
3.500%, 09/15/2030		$200	205
IHS Markit
4.750%, 08/01/2028		17	20
4.250%, 05/01/2029		72	82
Intercontinental Exchange
0.700%, 06/15/2023		535	534

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
International Business Machines
0.300%, 02/11/2028	EUR	240	$271
Jazz Securities DAC
4.375%, 01/15/2029 (A)		$290	300
Johnson Controls International PLC
1.375%, 02/25/2025	EUR	395	464
JPMorgan Chase (C)
7.900%, VAR ICE LIBOR USD 3 Month + 3.470%		$91	92
3.932%, VAR ICE LIBOR USD 3 Month + 3.800%		78	78
3.534%, VAR ICE LIBOR USD 3 Month + 3.320%		46	46
JPMorgan Chase MTN
1.090%, VAR Euribor 3 Month + 0.760%, 03/11/2027	EUR	660	772
Kraft Heinz Foods
2.250%, 05/25/2028		175	213
Kyndryl Holdings
2.050%, 10/15/2026 (A)		$455	443
Las Vegas Sands
3.900%, 08/08/2029		275	277
Liberty Mutual Group
3.625%, 05/23/2059 (D)	EUR	300	351
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)		$998	998
Mattel
3.750%, 04/01/2029 (A)		138	143
McKesson
3.125%, 02/17/2029	GBP	315	456
Medtronic Global Holdings SCA
1.375%, 10/15/2040	EUR	110	125
1.125%, 03/07/2027		400	474
0.250%, 07/02/2025		115	132
Metropolitan Life Global Funding I MTN
1.950%, 01/13/2023 (A)		$1,000	1,013
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)		350	374
Mondelez International
0.250%, 03/17/2028	EUR	470	526
Mondelez International Holdings Netherlands BV
0.625%, 09/09/2032 (A)		450	496
Morgan Stanley
3.734%, VAR ICE LIBOR USD 3 Month + 3.610% (C)		$23	23
0.406%, 10/29/2027 (D)	EUR	745	841
Morgan Stanley MTN
0.529%, VAR United States Secured Overnight Financing Rate + 0.455%, 01/25/2024		$1,000	997

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mozart Debt Merger Sub
3.875%, 04/01/2029 (A)		$230	$229
National Grid North America MTN
1.000%, 07/12/2024	EUR	300	348
Netflix
3.625%, 05/15/2027		200	261
Newell Brands
4.700%, 04/01/2026		$140	153
NOV
3.600%, 12/01/2029		205	212
Office Properties Income Trust
4.500%, 02/01/2025		270	285
Olympus Water US Holding
3.875%, 10/01/2028 (A)	EUR	100	114
Omnicom Capital Holdings MTN
2.250%, 11/22/2033	GBP	252	339
ONEOK
6.350%, 01/15/2031		$89	112
Oracle
3.650%, 03/25/2041		160	162
Organon
4.125%, 04/30/2028 (A)		290	295
Paysafe Finance
3.000%, 06/15/2029 (A)	EUR	245	262
Philip Morris International
1.450%, 08/01/2039		115	121
0.625%, 11/08/2024		285	328
Philip Morris International MTN
2.875%, 03/03/2026		170	213
Plains All American Pipeline
3.550%, 12/15/2029		$79	82
PNC Financial Services Group
3.300%, 03/08/2022		150	150
Principal Life Global Funding II
1.250%, 06/23/2025 (A)		315	311
Prudential Financial
5.875%, VAR ICE LIBOR USD 3 Month + 4.175%, 09/15/2042		199	203
Public Storage
0.500%, 09/09/2030	EUR	260	286
PVH
4.625%, 07/10/2025		$348	379
Realty Income Corp
1.125%, 07/13/2027	GBP	385	506
Sabra Health Care LP
3.900%, 10/15/2029		$280	293
Schlumberger Finance France SAS
1.000%, 02/18/2026	EUR	305	358
Southern
1.875%, 09/15/2081 (D)		200	221
Starbucks Corp
1.300%, 05/07/2022		$350	351

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Thermo Fisher Scientific Finance I BV
0.800%, 10/18/2030	EUR	260	$297
Time Warner Cable
5.750%, 06/02/2031	GBP	295	499
T-Mobile USA
3.375%, 04/15/2029 (A)		$52	53
2.875%, 02/15/2031		77	76
2.625%, 02/15/2029		87	86
Toyota Motor Credit MTN
0.625%, 11/21/2024	EUR	465	538
Tyco Electronics Group
0.113%, 02/16/2029		308	336
UnitedHealth Group
1.250%, 01/15/2026		$175	174
US Bancorp MTN
0.850%, 06/07/2024	EUR	226	262
Verizon Communications
4.016%, 12/03/2029		$391	438
2.100%, 03/22/2028		445	446
Verizon Communications MTN
4.750%, 02/17/2034	GBP	170	295
4.050%, 02/17/2025	AUD	680	526
VF
0.250%, 02/25/2028	EUR	395	440
Vistra
7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740% (A)(C)		$68	69
Vornado Realty
3.400%, 06/01/2031		334	341
Wells Fargo
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453% (C)		132	136
Wells Fargo MTN
2.125%, 12/20/2023	GBP	345	473
2.000%, 04/27/2026	EUR	210	254
1.375%, 06/30/2022	GBP	195	265
0.500%, 04/26/2024	EUR	500	575
Welltower
4.500%, 12/01/2034	GBP	140	231
Western Digital
3.100%, 02/01/2032		$78	79
2.850%, 02/01/2029		32	32
Western Union
2.750%, 03/15/2031		355	349

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
WPC Eurobond BV
1.350%, 04/15/2028	EUR	530	$611
			51,675

Total Global Bonds
(Cost $534,082) ($ Thousands)			532,807

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bill
0.007%, 01/25/2022 (B)		$17,657	17,657
U.S. Treasury Bond
2.169%, 11/15/2050 (B)		1,346	769
U.S. Treasury Inflation Indexed Bonds
0.125%, 10/15/2026		1,407	1,530
U.S. Treasury Notes
0.500%, 03/31/2025		94	93
0.375%, 01/31/2026		20	19
0.125%, 11/30/2022		3,374	3,366

Total U.S. Treasury Obligations
(Cost $23,427) ($ Thousands)			23,434

MORTGAGE-BACKED SECURITIES — 0.2%
Agency Mortgage-Backed Obligation — 0.2%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M3
6.458%, VAR ICE LIBOR USD 1 Month + 6.350%, 09/25/2028		146	153
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M2
3.552%, VAR ICE LIBOR USD 1 Month + 3.450%, 10/25/2029		470	484
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.108%, VAR ICE LIBOR USD 1 Month + 5.000%, 11/25/2024		53	54
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
4.453%, VAR ICE LIBOR USD 1 Month + 4.350%, 05/25/2029		82	85

			776
Non-Agency Mortgage-Backed Obligation — 0.0%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
0.000%, 09/25/2034(D)		9	8
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
2.524%, 12/25/2034(D)		20	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)	$136	$137

		166
Total Mortgage-Backed Securities
(Cost $930) ($ Thousands)		942

ASSET-BACKED SECURITY — 0.1%
Other Asset-Backed Securities — 0.1%

Elmwood CLO XII, Ser 2021-5A, Cl D
3.171%, VAR ICE LIBOR USD 3 Month + 3.050%, 01/20/2035 (A)	750	749

Total Asset-Backed Security
(Cost $750) ($ Thousands)		749

Total Investments in Securities — 97.1%
(Cost $559,189) ($ Thousands)		$557,932

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Australian 10-Year Bond	49	Mar-2022	$4,878	$4,958	$1
Euro-BTP	2	Mar-2022	337	334	(4)
Euro-Bund	23	Mar-2022	4,529	4,482	(104)
Euro-Buxl	–	Mar-2022	5	–	(8)
Euro-OAT	29	Mar-2022	5,436	5,381	(74)
Japanese 10-Year Bond	24	Mar-2022	32,000	31,612	(54)
Japanese 10-Year Government Bond E-MINI	26	Mar-2022	3,472	3,423	(11)
U.S. Long Treasury Bond	25	Mar-2022	3,945	4,011	66
U.S. Ultra Long Treasury Bond	1	Mar-2022	206	197	(9)
			54,808	54,398	(197)
Short Contracts
Australian 3-Year Bond	(5)	Mar-2022	$(403)	$(415)	$(2)
Canadian 5-Year Bond	(24)	Mar-2022	(2,294)	(2,327)	(24)
Canadian 10-Year Bond	(14)	Mar-2022	(1,545)	(1,581)	(24)
Euro	(240)	Mar-2022	(33,963)	(34,207)	(244)
Euro-Bob	(4)	Mar-2022	(607)	(606)	4
Euro-Schatz	(100)	Mar-2022	(12,708)	(12,740)	19
Long Gilt 10-Year Bond	(22)	Apr-2022	(3,699)	(3,722)	19
U.S. 2-Year Treasury Note	(208)	Apr-2022	(45,425)	(45,380)	45
U.S. 5-Year Treasury Note	(137)	Apr-2022	(16,575)	(16,574)	1
U.S. 10-Year Treasury Note	(31)	Mar-2022	(4,090)	(4,044)	46
Ultra 10-Year U.S. Treasury Note	(73)	Mar-2022	(10,567)	(10,690)	(123)
			(131,876)	(132,286)	(283)
			$(77,068)	$(77,888)	$(480)

A list of the forward foreign currency contracts held by the Fund at December 31, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/11/22	USD	150	CHF	138	$2
Bank of America	01/11/22	AUD	213	USD	150	(5)
Bank of America	01/11/22	MXN	3,070	USD	148	(2)
Barclays PLC	01/07/22	INR	78,464	USD	1,035	(20)
Barclays PLC	01/11/22	USD	38	AUD	53	1
Barclays PLC	01/11/22	USD	151	GBP	113	2
Barclays PLC	01/11/22	USD	300	CNY	1,916	1
Barclays PLC	01/11/22	CHF	352	USD	385	(1)
Barclays PLC	01/11/22	USD	432	ZAR	7,010	7
Barclays PLC	01/11/22	ILS	2,941	USD	931	(14)
Barclays PLC	01/11/22	DKK	5,649	USD	864	—
Barclays PLC	01/11/22	EUR	60,765	USD	69,059	(52)
Barclays PLC	01/11/22	CNY	153,233	USD	23,970	(77)
BNP Paribas	01/11/22	AUD	215	USD	151	(5)
BNP Paribas	01/11/22	CNY	1,496	USD	235	—
BNP Paribas	01/11/22	CHF	1,661	USD	1,812	(12)
BNP Paribas	01/11/22	EUR	1,820	USD	2,057	(13)
BNP Paribas	01/11/22	MYR	9,582	USD	2,272	(30)
BNP Paribas	01/11/22	CAD	17,773	USD	13,881	(190)
BNP Paribas	01/11/22	CZK	32,479	USD	1,430	(56)
BNP Paribas	01/11/22	HUF	314,649	USD	961	(9)

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	01/14/22	USD	865	GBP	644	$8
BNP Paribas	01/20/22	USD	1,047	NZD	1,510	(13)
BNP Paribas	01/25/22	ZAR	25,586	USD	1,567	(32)
Brown Brothers Harriman	01/14/22	GBP	583	USD	788	(2)
Brown Brothers Harriman	02/08/22	USD	468	AUD	650	5
Brown Brothers Harriman	02/10/22	USD	101	CAD	129	1
Brown Brothers Harriman	02/10/22	EUR	975	USD	1,112	3
Brown Brothers Harriman	02/10/22	EUR	1,305	USD	1,477	(8)
Citigroup	01/11/22	USD	147	SEK	1,340	1
Citigroup	01/11/22	USD	149	JPY	16,900	(2)
Citigroup	01/11/22	EUR	265	USD	300	(2)
Citigroup	01/11/22	SEK	1,360	USD	149	(1)
Citigroup	01/11/22	RON	2,713	USD	621	(2)
Citigroup	02/10/22	USD	1,324	EUR	1,154	(11)
Deutsche Bank	02/02/22	USD	170	BRL	966	2
Goldman Sachs	01/11/22	ZAR	2,340	USD	148	2
Goldman Sachs	01/11/22 - 01/13/22	MXN	28,915	USD	1,341	(70)
Goldman Sachs	01/20/22	NZD	1,497	USD	1,066	42
HSBC	01/20/22	USD	1,078	TWD	29,817	(1)
HSBC	02/10/22	EUR	44,254	USD	51,194	836
JPMorgan Chase Bank	01/07/22	USD	1,049	INR	78,647	9
JPMorgan Chase Bank	01/11/22	GBP	2	USD	3	—
JPMorgan Chase Bank	01/11/22	EUR	133	USD	151	(1)
JPMorgan Chase Bank	01/11/22	USD	151	JPY	17,000	(3)
JPMorgan Chase Bank	01/11/22	USD	242	CNY	1,548	1
JPMorgan Chase Bank	01/11/22	USD	245	EUR	217	1
JPMorgan Chase Bank	01/11/22	USD	266	NZD	392	2
JPMorgan Chase Bank	01/11/22	USD	432	SEK	3,914	—
JPMorgan Chase Bank	01/11/22	USD	472	AUD	657	5
JPMorgan Chase Bank	01/11/22	USD	538	COP	2,130,528	(15)
JPMorgan Chase Bank	01/11/22	RON	1,562	USD	354	(4)
JPMorgan Chase Bank	01/11/22	PLN	3,559	USD	853	(30)
JPMorgan Chase Bank	01/11/22	CNY	4,643	USD	727	(1)
JPMorgan Chase Bank	01/20/22	SEK	19,699	USD	2,258	82
JPMorgan Chase Bank	01/11/22	SEK	5,408	USD	597	(1)
JPMorgan Chase Bank	01/11/22	JPY	34,787	USD	308	5
JPMorgan Chase Bank	01/11/22	JPY	61,940	USD	538	—
JPMorgan Chase Bank	01/11/22	COP	2,118,619	USD	530	10
JPMorgan Chase Bank	01/12/22	USD	143	IDR	2,045,410	1
JPMorgan Chase Bank	01/12/22	EUR	26,388	USD	29,960	(53)
JPMorgan Chase Bank	01/12/22 - 01/14/22	IDR	74,052,611	USD	5,168	(29)
JPMorgan Chase Bank	01/13/22	CHF	981	USD	1,069	(8)
JPMorgan Chase Bank	01/20/22	USD	1,060	TWD	29,671	12
JPMorgan Chase Bank	01/20/22	USD	1,067	NOK	9,137	(32)
JPMorgan Chase Bank	01/20/22	PEN	7,612	USD	1,866	(44)
JPMorgan Chase Bank	01/20/22	NOK	9,258	USD	1,111	61
JPMorgan Chase Bank	01/20/22	TWD	59,362	USD	2,126	(19)
JPMorgan Chase Bank	01/21/22	JPY	2,744,414	USD	24,150	312
JPMorgan Chase Bank	01/27/22	USD	1,048	IDR	15,095,884	12

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	01/27/22	IDR	15,250,289	USD	1,058	$(13)
JPMorgan Chase Bank	02/22/22	ILS	8,230	USD	2,637	(9)
JPMorgan Chase Bank	02/22/22	THB	92,589	USD	2,812	40
JPMorgan Chase Bank	03/08/22	THB	98,557	USD	2,922	(29)
JPMorgan Chase Bank	02/22/22	CLP	949,515	USD	1,174	66
JPMorgan Chase Bank	03/08/22 - 03/14/22	CNY	39,705	USD	6,185	(33)
JPMorgan Chase Bank	03/14/22	USD	864	GBP	649	14
JPMorgan Chase Bank	03/14/22	CAD	4,401	USD	3,437	(46)
JPMorgan Chase Bank	03/14/22	USD	6,157	SEK	55,631	(7)
JPMorgan Chase Bank	03/14/22	AUD	7,511	USD	5,346	(114)
JPMorgan Chase Bank	03/14/22	CHF	8,812	USD	9,619	(71)
JPMorgan Chase Bank	03/14/22	SGD	16,293	USD	11,918	(167)
JPMorgan Chase Bank	03/14/22	NOK	17,429	USD	1,917	(58)
JPMorgan Chase Bank	03/14/22	NZD	18,008	USD	12,252	(56)
JPMorgan Chase Bank	03/17/22	KRW	2,758,194	USD	2,347	34
JPMorgan Chase Bank	03/21/22	USD	2,319	RUB	174,799	(20)
JPMorgan Chase Bank	03/22/22	MXN	116,059	USD	5,427	(171)
Montgomery/Bank of America	02/10/22	USD	1,739	EUR	1,505	(26)
Morgan Stanley	01/11/22	USD	887	AUD	1,239	13
Morgan Stanley	01/11/22 - 02/10/22	USD	737	EUR	651	4
Morgan Stanley	02/04/22	USD	1,661	EUR	1,460	—
Morgan Stanley	01/11/22	NZD	2,222	USD	1,521	—
Morgan Stanley	01/11/22	NZD	220	USD	150	(1)
Morgan Stanley	01/11/22	SGD	3,214	USD	2,352	(32)
Morgan Stanley	02/08/22	AUD	9,899	USD	7,319	122
Morgan Stanley	01/11/22	AUD	6,694	USD	4,794	(72)
Morgan Stanley	01/13/22	GBP	650	USD	877	(4)
Morgan Stanley	01/14/22	USD	586	GBP	441	10
Morgan Stanley	02/04/22	USD	597	GBP	441	—
Morgan Stanley	02/10/22	EUR	643	USD	746	15
Morgan Stanley	01/18/22 - 02/25/22	EUR	24,303	USD	27,519	(143)
Morgan Stanley	01/25/22	USD	1,621	ZAR	25,815	(8)
Morgan Stanley	02/07/22	CNY	3,534	USD	555	—
Morgan Stanley	02/10/22	CAD	12,034	USD	9,561	33
RBC	01/11/22	USD	552	MXN	11,775	22
RBC	01/11/22	USD	3,606	JPY	414,056	(10)
RBC	01/11/22	MXN	38,804	USD	1,821	(73)
Standard Chartered	01/11/22	MYR	707	USD	168	(2)
Standard Chartered	01/11/22	CAD	2,045	USD	1,597	(22)
Standard Chartered	01/11/22	THB	58,070	USD	1,716	(22)
State Street	01/05/22	CAD	1,200	USD	937	(13)
State Street	01/11/22	CHF	140	USD	152	(2)
State Street	01/11/22	USD	149	SEK	1,360	1
State Street	01/11/22	USD	150	AUD	210	2
State Street	01/11/22	GBP	2,071	USD	2,746	(59)
State Street	01/11/22	USD	14,080	JPY	1,616,249	(44)
State Street	01/11/22	JPY	17,000	USD	151	3
TD Securities	01/11/22	USD	552	NOK	5,000	15
TD Securities	01/11/22	USD	857	CAD	1,104	17

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
TD Securities	01/11/22	NOK	7,249	USD	801	$(21)
TD Securities	01/11/22	GBP	19,253	USD	25,695	(380)
UBS	01/04/22	USD	171	BRL	966	2
UBS	01/11/22	USD	69	PLN	285	2
UBS	01/11/22	USD	85	AUD	119	2
UBS	01/11/22	USD	317	CNY	2,017	(1)
UBS	01/11/22	GBP	460	USD	609	(14)
UBS	01/11/22	EUR	1,115	USD	1,258	(10)
UBS	01/11/22	SEK	1,350	USD	149	—
UBS	01/11/22	CNY	3,459	USD	541	(2)
UBS	01/11/22	HUF	179,185	USD	549	(4)
UBS	01/11/22	JPY	7,357,250	USD	65,322	1,427
UBS	01/13/22	USD	1,038	MXN	21,929	32
UBS	01/13/22	USD	1,064	CHF	983	15
UBS	01/14/22	GBP	11,224	USD	15,228	27
UBS	02/17/22	CNY	113,307	USD	17,670	(99)
						$616

A list of open OTC swap agreements held by the Fund at December 31, 2021, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	China 7-Day Reverse Repo Rate	2.985%	Quarterly	06/03/2024	CNY	23,220	$74	$–	$74
Deutsche Bank	China 7-Day Reverse Repo Rate	2.755%	Quarterly	09/09/2024	CNY	31,000	73	–	73
							$147	$–	$147

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2021, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Overnight Brazilian Interbank Deposit Rate	4.915%	Annually	01/02/2023	BRL	9,678	$(112)	$–	$(112)
Overnight Brazilian Interbank Deposit Rate	4.94%	Annually	01/02/2023	BRL	5,658	(65)	–	(65)
Overnight Brazilian Interbank Deposit Rate	4.945%	Annually	01/02/2023	BRL	5,062	(58)	–	(58)
3-MONTH NZD RATE	2.58%	Semi-Annually	11/01/2024	NZD	980	4	–	4
3-MONTH NZD RATE	2.0525%	Semi-Annually	11/02/2024	NZD	2,620	7	–	7
Daily GBP Overnight Index Ave (SONIA) Rate	0.377%	Annually	02/28/2025	GBP	1,230	(37)	2	(39)
2.8%	Overnight CNY Interbank Deposit Rate	Quarterly	04/02/2026	CNY	12,090	32	–	32
1.395	Daily GBP Overnight Index Ave (SONIA) Rate	Annually	10/03/2047	GBP	460	(77)	(95)	18
Daily GBP Overnight Index Ave (SONIA) Rate	0.1711%	Annually	07/20/2050	GBP	85	(19)	(18)	(1)
0.5475%	Daily GBP Overnight Index Ave (SONIA) Rate	Annually	08/04/2051	GBP	170	17	–	17
						$(308)	$(111)	$(197)

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

International Fixed Income Fund (Concluded)

Percentages are based on Net Assets of $573,306 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2021, the value of these securities amounted to $84,234 ($ Thousands), representing 14.7% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
CLP — Chilean Peso
CLO — Collateralized Loan Obligation
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DAC — Designated Activity Company
DKK — Danish Krone
EUR — Euro
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Pound Sterling
HUF — Hungarian Forint
ICE— Intercontinental Exchange
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
OTC — Over The Counter
PEN — Peruvian Nuevo Sol
PLC — Public Limited Company
PLN — Polish Zloty
RON — Romanian Leu
RUB — Russian Ruble
SEK — Swedish Krona
Ser — Series
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan Dollar
ULC — Unlimited Liability Company
USD — U.S. Dollar
VAR — Variable Rate
ZAR — South African Rand

The following is a list of the level of inputs used as of December 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	532,807	–	532,807
U.S. Treasury Obligations	4,135	19,299	–	23,434
Mortgage-Backed Securities	–	942	–	942
Asset-Backed Security	–	749	–	749
Total Investments in Securities	4,135	553,797	–	557,932

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	201	–	–	201
Unrealized Depreciation	(681)	–	–	(681)
Forwards Contracts*
Unrealized Appreciation	–	3,344	–	3,344
Unrealized Depreciation	–	(2,728)	–	(2,728)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	147	–	147
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	78	–	78
Unrealized Depreciation	–	(275)	–	(275)
Total Other Financial Instruments	(480)	566	–	86

*	Futures contracts, forwards contracts and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as "—" are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 94.8%
Angola — 0.9%
Angolan Government International Bond
9.375%, 05/08/2048		$3,350	$3,273
8.250%, 05/09/2028		1,085	1,088
Angolan Government International Bond MTN
9.125%, 11/26/2049 (A)		670	642
9.125%, 11/26/2049		409	392
8.000%, 11/26/2029		2,097	2,065
8.000%, 11/26/2029 (A)		731	720
Republic of Angola Via Avenir II BV MTN
7.867%, VAR ICE LIBOR USD 6 Month + 7.500%, 07/01/2023		2,941	2,933
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		2,538	2,367
			13,480

Argentina — 1.1%
Argentine Republic Government International Bond
2.500%, 3.500%, 07/09/2022, 07/09/2041 (B)		6,317	2,227
2.000%, 3.875%, 07/09/2022, 01/09/2038 (B)		3,404	1,285
1.125%, 1.500%, 07/09/2022, 07/09/2035 (B)		1,389	444
1.125%, 1.500%, 07/09/2022, 07/09/2046 (B)		1,056	339
1.000%, 07/09/2029		8,469	3,070
0.500%, 07/09/2029	EUR	13	5
0.500%, 0.750%, 07/09/2023, 07/09/2030 (B)		$22,401	7,841
0.125%, 07/09/2030	EUR	403	145
MSU Energy
6.875%, 02/01/2025 (A)(C)		$285	226
Provincia de Buenos Aires MTN
2.000%, 3.000%, 09/01/2022, 09/01/2037 (B)	EUR	666	208
Provincia de Cordoba
5.000%, 12/10/2025 (A)(C)		$540	406
YPF
4.000%, 9.000%, 01/01/2023, 02/12/2026 (B)		707	564
			16,760

Armenia — 0.1%
Republic of Armenia International Bond
3.600%, 02/02/2031		1,005	936

Azerbaijan — 0.7%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		1,711	1,864

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)		$1,437	$1,651
6.875%, 03/24/2026		4,125	4,738
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		2,380	2,866
			11,119

Bahrain — 0.8%
Bahrain Government International Bond
7.000%, 01/26/2026 (A)		1,337	1,467
7.000%, 10/12/2028 (A)		507	550
6.750%, 09/20/2029		200	215
6.125%, 08/01/2023		520	547
6.000%, 09/19/2044		297	269
5.625%, 09/30/2031 (A)		946	929
5.625%, 09/30/2031		200	196
5.450%, 09/16/2032		3,796	3,682
Bahrain Government International Bond MTN
5.250%, 01/25/2033 (A)		1,347	1,266
4.250%, 01/25/2028		797	776
CBB International Sukuk Programme WLL
3.875%, 05/18/2029 (A)		1,094	1,067
Oil and Gas Holding BSCC (A)
8.375%, 11/07/2028 (C)		560	636
7.625%, 11/07/2024		794	856
			12,456

Belarus — 0.2%
Development Bank of the Republic of Belarus JSC
6.750%, 05/02/2024		972	854
Republic of Belarus International Bond
6.378%, 02/24/2031 (A)		899	713
6.378%, 02/24/2031		372	295
6.200%, 02/28/2030		260	205
6.200%, 02/28/2030 (A)		89	70
5.875%, 02/24/2026		1,364	1,205
			3,342

Belize — 0.0%
Belize Government International Bond
5.000%, 02/20/2038		1,173	592

Benin — 0.1%
Benin Government International Bond
6.875%, 01/19/2052	EUR	158	179
4.950%, 01/22/2035		389	422
4.875%, 01/19/2032		102	113
			714

Bermuda — 0.2%
Bermuda Government International Bond
4.750%, 02/15/2029		$1,754	2,013

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.717%, 01/25/2027		$631	$675
2.375%, 08/20/2030		221	220
			2,908

Brazil — 5.9%
Brazil Letras do Tesouro Nacional (H)
11.156%, 01/01/2025	BRL	34,000	4,507
7.296%, 07/01/2023		14,000	2,134
7.252%, 01/01/2024		58,000	8,442
6.862%, 01/01/2022		25,000	4,488
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$108	111
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,905	1,981
5.333%, 02/15/2028		1,176	1,223
5.333%, 02/15/2028 (A)		157	163
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2045	BRL	818	588
6.000%, 08/15/2050		281	204
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2023		71,369	12,617
10.000%, 01/01/2025		67,744	11,965
10.000%, 01/01/2027		47,871	8,390
10.000%, 01/01/2029		38,391	6,647
10.000%, 01/01/2031		22,316	3,834
Brazilian Government International Bond
5.625%, 01/07/2041		$757	772
5.625%, 02/21/2047		709	702
5.000%, 01/27/2045		2,329	2,182
4.750%, 01/14/2050		1,460	1,297
4.625%, 01/13/2028		801	836
4.500%, 05/30/2029		274	280
3.875%, 06/12/2030		200	194
3.750%, 09/12/2031		5,651	5,312
2.875%, 06/06/2025		1,437	1,460
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		226	224
CSN Inova Ventures
6.750%, 01/28/2028 (A)		592	623
CSN Resources
4.625%, 06/10/2031 (A)		315	300
Gol Finance
7.000%, 01/31/2025 (A)		998	878
Iochpe-Maxion Austria GmbH
5.000%, 05/07/2028 (A)		341	334
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (A)		888	884
Minerva Luxembourg
4.375%, 03/18/2031 (A)		297	283
MV24 Capital BV
6.748%, 06/01/2034 (A)		122	126

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Nexa Resources
5.375%, 05/04/2027 (A)		$2,591	$2,750
Petrobras Global Finance BV
5.500%, 06/10/2051		457	424
StoneCo
3.950%, 06/16/2028 (C)		1,270	1,118
Suzano Austria GmbH (A)
7.000%, 03/16/2047		399	505
6.000%, 01/15/2029		288	333
5.000%, 01/15/2030		494	542
			89,653

Cameroon — 0.0%
Republic of Cameroon International Bond
5.950%, 07/07/2032	EUR	543	578

Cayman Islands — 0.1%
Neon Capital MTN
2.015%, 01/06/2028 (D)	JPY	265,619	1,921

Chile — 1.5%
Alfa Desarrollo SpA
4.550%, 09/27/2051 (A)		$227	224
ATP Tower Holdings LLC
4.050%, 04/27/2026 (A)		255	254
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		1,046	1,117
Bonos de la Tesoreria de la Republica
2.000%, 03/01/2035	CLP	1,087,313	1,227
1.900%, 09/01/2030		1,312,249	1,503
1.500%, 03/01/2026		636,931	738
Bonos de la Tesoreria de la Republica en pesos
4.500%, 03/01/2026		625,000	720
2.800%, 10/01/2033 (A)		640,000	569
Cencosud
4.375%, 07/17/2027 (A)		$1,819	1,948
Chile Government International Bond
3.625%, 10/30/2042		925	978
3.250%, 09/21/2071		1,615	1,494
3.100%, 05/07/2041		243	238
3.100%, 01/22/2061		308	285
2.550%, 01/27/2032		893	891
2.550%, 07/27/2033		7,750	7,537
2.450%, 01/31/2031		236	235
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		350	335
Empresa de Transporte de Pasajeros Metro
3.650%, 05/07/2030 (A)		217	230
Empresa Nacional del Petroleo
3.750%, 08/05/2026		749	769
3.450%, 09/16/2031 (A)		331	315

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Nacional del Cobre de Chile
3.750%, 01/15/2031 (A)(C)		$234	$249
3.700%, 01/30/2050 (A)		452	461
3.150%, 01/14/2030		800	815
3.000%, 09/30/2029		224	226
			23,358

China — 5.7%
Blossom Joy
3.100% (D)(E)		202	205
China Government Bond
3.810%, 09/14/2050	CNY	5,900	991
3.720%, 04/12/2051		11,400	1,894
3.530%, 10/18/2051		10,010	1,627
3.280%, 12/03/2027		46,090	7,458
3.270%, 11/19/2030		77,380	12,557
3.130%, 11/21/2029		3,480	557
3.020%, 10/22/2025		43,500	6,935
3.020%, 05/27/2031		6,600	1,052
3.010%, 05/13/2028		12,540	1,994
2.880%, 11/05/2023		25,000	3,958
2.850%, 06/04/2027		41,980	6,649
2.690%, 08/12/2026		4,000	631
2.680%, 05/21/2030		51,050	7,891
1.990%, 04/09/2025		60,830	9,376
China Government International Bond
3.250%, 10/19/2023		$1,192	1,243
1.875%, 12/03/2022		200	202
1.250%, 10/26/2026 (A)		1,460	1,455
0.550%, 10/21/2025		1,150	1,118
0.400%, 10/21/2023		2,410	2,385
China Minmetals
3.750% (D)(E)		2,047	2,085
Chinalco Capital Holdings
4.250%, 04/21/2022		740	745
4.100% (D)(E)		224	232
2.125%, 06/03/2026		413	406
CNAC HK Finbridge
5.125%, 03/14/2028		246	281
4.125%, 07/19/2027		713	773
3.875%, 06/19/2029		1,156	1,242
3.000%, 09/22/2030		561	568
Country Garden Holdings
4.800%, 08/06/2030 (C)		1,000	909
Dianjian Haiyu
4.300% (D)(E)		204	211
Dianjian International Finance
4.600% (D)(E)		303	311
Huarong Finance II MTN
5.500%, 01/16/2025		640	670
Leader Goal International Ltd MTN
4.250% (D)(E)		212	218

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Meituan
3.050%, 10/28/2030		$204	$189
Minmetals Bounteous Finance BVI
3.375% (D)(E)		805	826
Powerchina Roadbridge Group British Virgin Islands
3.080% (D)(E)		285	285
Shimao Group Holdings (C)
5.600%, 07/15/2026		2,349	1,445
5.200%, 01/30/2025		1,406	872
4.750%, 07/03/2022		304	218
Sinopec Group Overseas Development 2018
2.700%, 05/13/2030		548	559
2.300%, 01/08/2031		2,720	2,680
Sunac China Holdings
7.000%, 07/09/2025		214	135
6.500%, 01/26/2026		206	127
Tencent Holdings Ltd MTN
3.240%, 06/03/2050 (A)		450	424
Wanda Properties International
7.250%, 01/29/2024		600	568
Wanda Properties Overseas
6.950%, 12/05/2022		200	193
6.875%, 07/23/2023		232	222
			87,572

Colombia — 5.4%
Colombia Government International Bond
9.850%, 06/28/2027	COP	5,060,000	1,411
7.375%, 09/18/2037		$1,009	1,173
6.125%, 01/18/2041		2,378	2,448
5.625%, 02/26/2044		132	128
5.200%, 05/15/2049		4,260	3,909
5.000%, 06/15/2045		4,204	3,794
4.500%, 03/15/2029		3,861	3,948
4.375%, 03/21/2023	COP	2,871,000	701
4.125%, 02/22/2042		$5,113	4,269
3.875%, 04/25/2027		1,466	1,477
3.875%, 02/15/2061		2,153	1,658
3.250%, 04/22/2032		1,726	1,551
3.125%, 04/15/2031		794	712
3.000%, 01/30/2030		1,457	1,332
Colombian TES
10.000%, 07/24/2024	COP	10,161,700	2,674
7.750%, 09/18/2030		12,738,000	3,051
7.500%, 08/26/2026		30,160,400	7,357
7.250%, 10/18/2034		23,670,100	5,324
7.250%, 10/26/2050		4,553,000	962
7.000%, 03/26/2031		23,608,300	5,355
7.000%, 03/26/2031		1,211,900	275
7.000%, 06/30/2032		7,329,100	1,642
6.250%, 11/26/2025		25,567,200	6,041

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.250%, 07/09/2036	COP	12,774,600	$2,583
6.000%, 04/28/2028		25,503,900	5,664
5.750%, 11/03/2027		30,168,700	6,696
3.000%, 03/25/2033		1,051,100	720
2.250%, 04/18/2029		883,500	597
Ecopetrol
6.875%, 04/29/2030		$492	549
5.875%, 11/02/2051		346	324
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027	COP	2,351,000	532
7.625%, 09/10/2024		3,116,000	750
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,127,000	277
7.875%, 08/12/2024		884,000	217
Geopark
5.500%, 01/17/2027 (A)		$974	939
Gran Tierra Energy
7.750%, 05/23/2027 (A)		293	266
Grupo Aval
4.375%, 02/04/2030 (A)		812	778
SierraCol Energy Andina
6.000%, 06/15/2028 (A)		672	632
			82,716

Costa Rica — 0.4%
Costa Rica Government International Bond
7.158%, 03/12/2045		1,827	1,804
7.158%, 03/12/2045		500	494
7.158%, 03/12/2045 (A)		387	382
7.000%, 04/04/2044		1,111	1,087
7.000%, 04/04/2044 (A)		563	551
7.000%, 04/04/2044		230	225
6.125%, 02/19/2031		1,469	1,482
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		250	212
			6,237

Croatia — 0.1%
Croatia Government International Bond
1.500%, 06/17/2031	EUR	650	765
1.125%, 03/04/2033		1,002	1,131
			1,896

Czech Republic — 1.6%
Czech Republic Government Bond
4.200%, 12/04/2036	CZK	7,740	416
2.750%, 07/23/2029		91,430	4,093
2.500%, 08/25/2028		84,640	3,730
2.400%, 09/17/2025		165,160	7,301
2.000%, 10/13/2033		46,630	1,952
1.250%, 02/14/2025		48,060	2,057
1.200%, 03/13/2031		29,710	1,168
1.000%, 06/26/2026		37,590	1,555
0.950%, 05/15/2030		5,750	223

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.250%, 02/10/2027	CZK	10,460	$412
0.050%, 11/29/2029		31,030	1,126
			24,033

Dominican Republic — 1.3%
Dominican Republic International Bond
9.750%, 06/05/2026	DOP	19,150	370
7.450%, 04/30/2044 (A)		$687	812
7.450%, 04/30/2044		228	270
6.850%, 01/27/2045		1,386	1,528
6.600%, 01/28/2024		656	712
6.500%, 02/15/2048		2,472	2,620
6.400%, 06/05/2049		1,026	1,077
5.950%, 01/25/2027		625	695
5.875%, 04/18/2024 (A)		71	74
5.875%, 01/30/2060		3,002	2,886
5.875%, 01/30/2060 (A)		75	72
5.500%, 01/27/2025		949	1,026
5.300%, 01/21/2041		2,844	2,809
4.875%, 09/23/2032		808	821
4.500%, 01/30/2030		3,350	3,405
4.500%, 01/30/2030 (A)		206	209
			19,386

Ecuador — 0.9%
Ecuador Government International Bond
6.699%, 07/31/2030 (A)(H)		1,613	907
5.000%, 5.500%, 07/31/2022, 07/31/2030 (A)(B)		2,940	2,436
1.000%, 2.500%, 07/31/2022, 07/31/2035 (A)(B)		5,391	3,538
1.000%, 2.500%, 07/31/2022, 07/31/2035 (B)(C)		7,088	4,652
0.500%, 1.500%, 07/31/2022, 07/31/2040 (A)(B)		3,077	1,800
0.500%, 1.500%, 07/31/2022, 07/31/2040 (B)(C)		1,611	943
			14,276

Egypt — 3.3%
Egypt Government Bond
14.664%, 10/06/2030	EGP	4,750	302
14.556%, 10/13/2027		11,537	738
14.483%, 04/06/2026		103,070	6,569
14.406%, 07/07/2027		17,842	1,136
14.382%, 01/12/2031		9,502	596
14.292%, 01/05/2028		19,000	1,201
14.196%, 07/07/2023		21,779	1,382
14.060%, 01/12/2026		44,207	2,778
Egypt Government International Bond
16.300%, 04/09/2024		15,034	989
16.100%, 05/07/2029		14,920	1,012
15.900%, 07/02/2024		20,628	1,350
8.875%, 05/29/2050		$1,650	1,496

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.875%, 05/29/2050 (A)		$5,366	$4,864
8.700%, 03/01/2049 (A)		816	724
8.700%, 03/01/2049		600	532
7.903%, 02/21/2048		1,316	1,102
7.903%, 02/21/2048 (A)		110	92
7.625%, 05/29/2032 (A)		4,906	4,639
7.625%, 05/29/2032		4,332	4,096
Egypt Government International Bond MTN
8.500%, 01/31/2047		2,970	2,628
8.150%, 11/20/2059 (A)		406	346
8.150%, 11/20/2059		277	236
7.600%, 03/01/2029		200	198
7.500%, 02/16/2061		565	461
7.300%, 09/30/2033 (A)		1,953	1,797
7.300%, 09/30/2033		647	595
7.053%, 01/15/2032 (A)		547	504
6.375%, 04/11/2031	EUR	1,650	1,732
6.375%, 04/11/2031 (A)		872	916
6.125%, 01/31/2022 (A)		$385	387
5.800%, 09/30/2027 (A)		498	478
5.625%, 04/16/2030	EUR	732	751
4.750%, 04/11/2025		457	515
4.750%, 04/11/2025 (A)		443	499
4.750%, 04/16/2026		670	735
Egypt Treasury Bills
13.412%, 01/11/2022 (H)	EGP	21,625	1,374
			49,750

El Salvador — 0.4%
El Salvador Government International Bond
9.500%, 07/15/2052		$3,953	2,451
8.625%, 02/28/2029		249	153
8.250%, 04/10/2032		459	281
7.750%, 01/24/2023		1,630	1,304
7.650%, 06/15/2035 (A)		149	84
7.625%, 02/01/2041 (A)		545	308
7.625%, 02/01/2041		527	298
7.125%, 01/20/2050		640	350
6.375%, 01/18/2027 (A)		256	155
5.875%, 01/30/2025		1,398	881
5.875%, 01/30/2025 (A)		93	59
			6,324

Ethiopia — 0.0%
Ethiopia International Bond
6.625%, 12/11/2024		400	268
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)		296	198
			466

Gabon — 0.2%
Gabon Government International Bond
7.000%, 11/24/2031 (A)(C)		1,846	1,805

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.375%, 12/12/2024		$415	$428
			2,233

Georgia — 0.1%
Georgia Government International Bond
2.750%, 04/22/2026 (A)		499	496
2.750%, 04/22/2026		480	478
			974

Ghana — 1.2%
Ghana Government International Bond
10.750%, 10/14/2030		3,054	3,414
8.950%, 03/26/2051 (A)		235	188
8.875%, 05/07/2042 (A)		426	345
8.875%, 05/07/2042		1,286	1,040
8.750%, 03/11/2061		693	548
8.750%, 03/11/2061 (A)		77	61
8.627%, 06/16/2049 (A)		593	469
8.625%, 04/07/2034		2,648	2,148
8.125%, 03/26/2032 (A)		160	131
7.875%, 03/26/2027 (A)		653	573
7.875%, 02/11/2035		1,114	872
7.875%, 02/11/2035 (A)		1,956	1,532
7.750%, 04/07/2029		870	727
7.750%, 04/07/2029 (A)		413	345
7.625%, 05/16/2029 (A)		908	756
7.625%, 05/16/2029		995	828
6.375%, 02/11/2027 (A)		451	380
6.375%, 02/11/2027		1,616	1,361
Republic of Ghana
8.125%, 01/18/2026 (A)		204	188
Republic of Ghana Government Bonds
20.750%, 03/06/2023	GHS	1,920	315
19.250%, 12/18/2023		5,450	872
Tullow Oil (A)
10.250%, 05/15/2026		$351	355
7.000%, 03/01/2025		1,241	1,013
			18,461

Guatemala — 0.3%
Guatemala Government Bond
6.125%, 06/01/2050		168	192
5.375%, 04/24/2032		498	555
4.900%, 06/01/2030		1,501	1,616
4.650%, 10/07/2041 (A)		845	844
4.650%, 10/07/2041		210	210
4.500%, 05/03/2026		649	683
3.700%, 10/07/2033		500	493
3.700%, 10/07/2033 (A)		226	223
			4,816

Honduras — 0.0%
Honduras Government International Bond
6.250%, 01/19/2027		326	352

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.625%, 06/24/2030		$299	$310
			662

Hong Kong — 0.1%
NWD
4.125%, 07/18/2029		757	760

Hungary — 1.3%
Hungary Government Bond
6.750%, 10/22/2028	HUF	343,770	1,196
5.500%, 06/24/2025		338,870	1,087
4.000%, 04/28/2051		124,570	333
3.250%, 10/22/2031		1,200,030	3,386
3.000%, 10/27/2027		1,062,980	3,032
3.000%, 08/21/2030		472,630	1,299
3.000%, 10/27/2038		138,140	341
2.750%, 12/22/2026		675,760	1,934
2.250%, 04/20/2033		36,320	90
1.500%, 04/22/2026		188,890	519
Hungary Government International Bond
5.375%, 02/21/2023		$294	308
3.125%, 09/21/2051 (A)		1,983	1,951
2.125%, 09/22/2031 (A)		3,675	3,616
1.750%, 06/05/2035	EUR	265	313
1.500%, 11/17/2050		255	274
			19,679

India — 0.3%
Adani Electricity Mumbai
3.949%, 02/12/2030 (A)		$540	533
Export-Import Bank of India MTN
3.250%, 01/15/2030		1,060	1,078
2.250%, 01/13/2031		615	578
Network i2i
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.277% (A)(E)		260	273
Power Finance MTN
3.950%, 04/23/2030 (A)		569	588
Vedanta Resources
7.125%, 05/31/2023		200	193
6.375%, 07/30/2022		350	346
Vedanta Resources Finance II
13.875%, 01/21/2024 (A)		286	303
			3,892

Indonesia — 7.0%
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048 (A)		600	768
6.757%, 11/15/2048		257	329
5.800%, 05/15/2050 (A)(C)		1,165	1,347
5.710%, 11/15/2023 (A)		618	663
4.750%, 05/15/2025 (A)		240	255

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Indonesia Government International Bond
9.000%, 03/15/2029	IDR	42,750,000	$3,470
8.500%, 10/12/2035		$1,359	2,170
8.375%, 03/15/2024	IDR	20,173,000	1,541
8.375%, 04/15/2039		57,427,000	4,539
8.250%, 05/15/2029		68,743,000	5,378
8.250%, 06/15/2032		12,030,000	944
8.250%, 05/15/2036		75,753,000	5,902
8.125%, 05/15/2024		79,424,000	6,065
7.750%, 01/17/2038		$1,797	2,737
7.500%, 08/15/2032	IDR	26,770,000	1,996
7.500%, 05/15/2038		43,300,000	3,166
7.000%, 05/15/2022		40,233,000	2,862
7.000%, 05/15/2027		66,663,000	5,014
6.625%, 05/15/2033		24,323,000	1,719
6.125%, 05/15/2028		11,097,000	792
5.625%, 05/15/2023		1,885,000	136
5.250%, 01/08/2047 (A)		$170	218
4.750%, 02/11/2029		119	139
3.500%, 01/11/2028		1,859	2,005
3.200%, 09/23/2061		1,426	1,368
3.050%, 03/12/2051		352	347
2.850%, 02/14/2030		3,796	3,955
2.150%, 07/28/2031		1,545	1,532
1.300%, 03/23/2034	EUR	514	565
1.100%, 03/12/2033		690	757
Indonesia Government International Bond MTN
5.250%, 01/17/2042		$4,540	5,685
5.125%, 01/15/2045		210	261
4.625%, 04/15/2043		605	710
3.750%, 06/14/2028	EUR	557	736
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	65,620,000	5,304
8.375%, 03/15/2034		113,565,000	8,940
7.500%, 06/15/2035		14,896,000	1,095
7.500%, 04/15/2040		31,306,000	2,294
7.125%, 06/15/2042		6,189,000	445
7.000%, 09/15/2030		32,210,000	2,341
6.500%, 06/15/2025		58,731,000	4,339
6.500%, 02/15/2031		47,486,000	3,362
6.375%, 04/15/2032		6,500,000	459
Medco Bell Pte
6.375%, 01/30/2027 (A)		$466	465
Minejesa Capital BV (A)
5.625%, 08/10/2037		297	310
4.625%, 08/10/2030		386	396
Pertamina Persero
2.300%, 02/09/2031 (A)		1,375	1,311
Pertamina Persero MTN
6.450%, 05/30/2044		327	427
3.650%, 07/30/2029 (A)		1,035	1,098

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	691	$754
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		$657	811
6.150%, 05/21/2048		250	308
4.375%, 02/05/2050 (A)		265	268
Perusahaan Penerbit SBSN Indonesia III
4.325%, 05/28/2025		1,673	1,831
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
3.000%, 06/30/2030		565	561
			107,190

Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		1,340	1,280

Israel — 0.3%
Bank Leumi Le-Israel
3.275%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.631%, 01/29/2031 (A)		431	432
Bank of Israel Bill - Makam
0.000%, 02/02/2022 (H)	ILS	8,000	2,570
Leviathan Bond
6.750%, 06/30/2030 (A)		$394	423
State of Israel
4.500%, 04/03/2120		1,200	1,526
			4,951

Ivory Coast — 0.4%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	1,169	1,386
6.625%, 03/22/2048		481	543
6.625%, 03/22/2048		2,849	3,213
5.875%, 10/17/2031 (A)		205	239
5.750%, 12/31/2032		$417	418
5.250%, 03/22/2030	EUR	321	372
			6,171

Jamaica — 0.1%
Digicel International Finance (A)
8.750%, 05/25/2024		$530	544
8.750%, 05/25/2024		435	446
			990

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/2047		1,237	1,249
7.375%, 10/10/2047 (A)		228	230
5.850%, 07/07/2030 (A)		1,227	1,239
4.950%, 07/07/2025		270	279
			2,997

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Kazakhstan — 1.5%
Development Bank of Kazakhstan JSC
4.125%, 12/10/2022		$770	$787
2.950%, 05/06/2031		530	526
2.950%, 05/06/2031 (A)		465	462
Kazakhstan Government International Bond
4.875%, 10/14/2044		510	626
4.875%, 10/14/2044 (A)		318	391
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		1,746	2,291
6.375%, 10/24/2048		200	262
5.750%, 04/19/2047 (A)		2,996	3,658
5.750%, 04/19/2047		63	77
5.375%, 04/24/2030 (A)		984	1,147
5.375%, 04/24/2030		4,663	5,435
3.500%, 04/14/2033		1,832	1,898
KazTransGas JSC
4.375%, 09/26/2027		1,205	1,310
4.375%, 09/26/2027 (A)		165	179
National Bank of Kazakhstan Notes
9.068%, 03/25/2022 (H)	KZT	1,029,759	2,324
Tengizchevroil Finance International
3.250%, 08/15/2030 (A)		$450	449
2.625%, 08/15/2025		1,071	1,073
			22,895

Kenya — 0.2%
Kenya Government International Bond
8.250%, 02/28/2048		1,838	1,865
7.000%, 05/22/2027		1,394	1,470
			3,335

Kuwait — 0.1%
Meglobal Canada ULC MTN
5.875%, 05/18/2030 (A)		222	269
NBK SPC
1.625%, VAR United States Secured Overnight Financing Rate + 1.050%, 09/15/2027 (A)		680	662
NBK Tier 1 Financing 2
4.500%, VAR USD Swap Semi 30/360 6 Yr Curr + 2.832% (A)(E)		513	523
			1,454

Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034 (F)		7,412	731
8.200%, 05/17/2033 (F)		2,700	267
6.650%, 04/22/2024 (F)		2,250	236
6.000%, 01/27/2023 (F)		560	58
Lebanon Government International Bond MTN
8.250%, 04/12/2021 (F)		1,073	110
7.000%, 03/20/2028 (F)		2,048	202

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.850%, 05/25/2029 (F)		$387	$41
6.650%, 02/26/2030 (F)		3,095	318
6.600%, 11/27/2026 (F)		1,613	169
6.400%, 05/26/2023 (F)		1,555	163
6.375%, 03/09/2020 (F)		2,750	282
6.100%, 10/04/2022 (F)		3,174	324
6.100%, 10/04/2022 (F)		569	58
			2,959

Luxembourg — 0.0%
Millicom International Cellular
6.250%, 03/25/2029 (A)		403	438

Macau — 0.0%
Studio City Finance (A)
6.500%, 01/15/2028		371	356
6.000%, 07/15/2025		87	85
			441

Macedonia — 0.0%
North Macedonia Government International Bond
1.625%, 03/10/2028	EUR	150	160

Malaysia — 6.3%
1MDB Energy
5.990%, 05/11/2022		$1,000	1,010
1MDB Global Investments
4.400%, 03/09/2023		4,000	4,038
4.400%, 03/09/2023		7,400	7,470
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,517	403
4.935%, 09/30/2043		2,200	577
4.921%, 07/06/2048		1,768	462
4.642%, 11/07/2033		500	129
4.392%, 04/15/2026		3,480	878
4.254%, 05/31/2035		14,851	3,684
4.232%, 06/30/2031		1,200	301
4.181%, 07/15/2024		20,513	5,083
4.065%, 06/15/2050		3,119	731
4.059%, 09/30/2024		8,576	2,122
3.955%, 09/15/2025		31,181	7,725
3.906%, 07/15/2026		17,274	4,280
3.900%, 11/30/2026		2,806	696
3.899%, 11/16/2027		3,026	749
3.885%, 08/15/2029		25,868	6,339
3.882%, 03/10/2022 (C)		4,459	1,074
3.828%, 07/05/2034		32,019	7,646
3.800%, 08/17/2023		31,953	7,838
3.795%, 09/30/2022		3,200	778
3.757%, 04/20/2023		14,611	3,570
3.757%, 05/22/2040		15,199	3,481
3.733%, 06/15/2028		19,541	4,776

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.502%, 05/31/2027	MYR	7,185	$1,748
3.480%, 03/15/2023		9,914	2,416
3.478%, 06/14/2024		6,671	1,626
3.418%, 08/15/2022		10,450	2,529
2.632%, 04/15/2031		15,166	3,363
Malaysia Government Investment Issue
4.369%, 10/31/2028		1,200	304
4.119%, 11/30/2034		5,564	1,360
4.070%, 09/30/2026		6,500	1,616
Malaysia Wakala Sukuk
2.070%, 04/28/2031		$1,230	1,227
Petronas Capital MTN
4.550%, 04/21/2050		1,401	1,730
3.500%, 04/21/2030		819	885
2.480%, 01/28/2032		1,466	1,470
			96,114

Mexico — 7.5%
America Movil
7.125%, 12/09/2024	MXN	18,110	861
Banco Mercantil del Norte (A)(E)
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.470%		$476	507
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.967%		609	631
Banco Nacional de Comercio Exterior SNC
2.720%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.000%, 08/11/2031 (A)		1,191	1,176
Cemex (A)
5.450%, 11/19/2029		750	803
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.534% (E)		200	207
3.875%, 07/11/2031		572	570
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	1,846
5.750%, 02/14/2042 (A)		$500	545
4.750%, 02/23/2027 (A)		258	285
3.348%, 02/09/2031 (A)(C)		391	383
FEL Energy VI Sarl
5.750%, 12/01/2040 (A)		191	191
Mexican Bonos
8.000%, 11/07/2047	MXN	63,171	3,059
7.750%, 11/13/2042		126,957	6,020
7.500%, 06/03/2027 (C)		172,700	8,461
5.750%, 03/05/2026		48,685	2,242
Mexican Bonos, Ser M20
10.000%, 12/05/2024		168,804	8,835
8.500%, 05/31/2029		96,220	4,974
8.000%, 12/07/2023		3,082	153

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.750%, 05/29/2031	MXN	69,748	$3,445
Mexican Bonos, Ser M30
8.500%, 11/18/2038		198,504	10,207
Mexican Udibonos
4.500%, 12/04/2025		102,518	5,399
3.500%, 11/16/2023		66,254	3,299
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$715	716
Mexico Government International Bond
4.600%, 02/10/2048		394	420
4.350%, 01/15/2047		656	681
4.280%, 08/14/2041		1,402	1,453
3.771%, 05/24/2061		434	400
3.750%, 04/19/2071		959	862
2.659%, 05/24/2031		3,192	3,112
Mexico Government International Bond MTN
5.750%, 10/12/2110		2,756	3,161
4.750%, 03/08/2044		1,672	1,820
Minera Mexico
4.500%, 01/26/2050 (A)		627	685
Petroleos Mexicanos
9.500%, 09/15/2027		280	329
9.500%, 09/15/2027		169	199
7.690%, 01/23/2050		4,994	4,819
7.690%, 01/23/2050 (A)		427	412
7.470%, 11/12/2026	MXN	15,660	691
7.190%, 09/12/2024		45,182	2,097
6.950%, 01/28/2060 (A)		$308	275
6.950%, 01/28/2060		159	142
6.875%, 10/16/2025		1,167	1,275
6.840%, 01/23/2030		2,693	2,786
6.700%, 02/16/2032 (A)		1,054	1,065
6.625%, 06/15/2035		5,196	4,992
6.500%, 01/23/2029 (A)		785	814
6.500%, 06/02/2041		1,540	1,382
6.350%, 02/12/2048		678	580
6.350%, 02/12/2048 (A)		430	368
6.350%, 02/12/2048		981	840
5.950%, 01/28/2031 (A)		540	525
5.950%, 01/28/2031		1,490	1,448
5.625%, 01/23/2046		253	208
5.350%, 02/12/2028 (A)		279	277
5.350%, 02/12/2028		201	200
Petroleos Mexicanos MTN
6.875%, 08/04/2026		713	784
6.750%, 09/21/2047		5,767	5,118
6.750%, 09/21/2047		553	491
4.875%, 02/21/2028	EUR	755	858

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Poinsettia Finance
6.625%, 06/17/2031	$4,600	$4,528
		114,912

Mongolia — 0.3%
Development Bank of Mongolia
7.250%, 10/23/2023 (A)	784	825
Mongolia Government International Bond
5.125%, 04/07/2026	381	390
3.500%, 07/07/2027	1,324	1,246
Mongolia Government International Bond MTN
8.750%, 03/09/2024	2,351	2,592
		5,053

Morocco — 0.3%
Morocco Government International Bond
5.500%, 12/11/2042	750	827
4.000%, 12/15/2050	1,049	951
3.000%, 12/15/2032	1,269	1,209
2.375%, 12/15/2027	745	726
OCP
3.750%, 06/23/2031 (A)	202	196
		3,909

Mozambique — 0.1%
Mozambique International Bond
5.000%, 9.000%, 09/15/2023, 09/15/2031 (A)(B)	1,839	1,553
5.000%, 09/15/2031	200	169
		1,722

Netherlands — 0.0%
VEON Holdings BV
3.375%, 11/25/2027 (A)	549	536

Nigeria — 1.0%
IHS Netherlands Holdco
8.000%, 09/18/2027 (A)	299	316
Nigeria Government International Bond
9.248%, 01/21/2049	322	327
8.747%, 01/21/2031 (A)	335	351
8.747%, 01/21/2031	60	63
7.875%, 02/16/2032	4,165	4,096
7.875%, 02/16/2032 (A)	495	487
7.696%, 02/23/2038	2,902	2,679
7.696%, 02/23/2038 (A)	601	555
Nigeria Government International Bond MTN
8.250%, 09/28/2051 (A)	2,759	2,580
7.375%, 09/28/2033	1,982	1,886
7.375%, 09/28/2033 (A)	336	320
6.500%, 11/28/2027 (A)	667	665
6.500%, 11/28/2027	130	129

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.125%, 09/28/2028	$665	$641
		15,095

Oman — 1.0%
Oman Government International Bond
7.375%, 10/28/2032 (A)	701	817
7.000%, 01/25/2051 (A)	448	468
7.000%, 01/25/2051	200	209
6.750%, 10/28/2027	3,535	3,959
6.750%, 01/17/2048	3,609	3,667
6.750%, 01/17/2048 (A)	1,089	1,106
6.250%, 01/25/2031	1,143	1,249
6.250%, 01/25/2031 (A)	954	1,042
4.750%, 06/15/2026	900	926
Oman Government International Bond MTN
6.000%, 08/01/2029 (A)	1,051	1,131
6.000%, 08/01/2029	392	422
4.875%, 02/01/2025 (A)	449	467
		15,463

Pakistan — 0.4%
Pakistan Government International Bond
8.250%, 09/30/2025	1,000	1,080
7.875%, 03/31/2036	200	193
6.875%, 12/05/2027	749	755
Pakistan Government International Bond MTN
8.875%, 04/08/2051	938	931
6.000%, 04/08/2026	2,241	2,237
6.000%, 04/08/2026 (A)	462	461
		5,657

Panama — 1.3%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)	311	325
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (A)	492	512
Banco Nacional de Panama
2.500%, 08/11/2030 (A)	791	741
Cable Onda
4.500%, 01/30/2030 (A)	208	213
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)	635	701
Panama Bonos del Tesoro
3.362%, 06/30/2031	548	551
Panama Government International Bond
4.500%, 04/16/2050	534	588
2.252%, 09/29/2032	7,627	7,236
Republic of Panama
9.375%, 04/01/2029	804	1,152
8.125%, 04/28/2034	478	705
4.500%, 04/01/2056	1,710	1,884
4.300%, 04/29/2053	200	215
3.870%, 07/23/2060	2,230	2,230

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.750%, 03/16/2025		$859	$910
3.160%, 01/23/2030		1,762	1,824
			19,787

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		282	284
8.375%, 10/04/2028 (A)		275	276
			560

Paraguay — 0.4%
Bioceanico Sovereign Certificate Ltd
2.471%, 06/05/2034 (H)		1,666	1,250
Paraguay Government International Bond
6.100%, 08/11/2044		1,260	1,548
5.400%, 03/30/2050		571	652
4.950%, 04/28/2031		880	988
2.739%, 01/29/2033		1,074	1,034
			5,472

Peru — 2.5%
ABY Transmision Sur
6.875%, 04/30/2043 (A)		261	337
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	3,704	955
Inkia Energy
5.875%, 11/09/2027 (A)		$359	368
Kallpa Generacion (A)
4.875%, 05/24/2026		263	278
4.125%, 08/16/2027		936	969
Peruvian Government International Bond
8.750%, 11/21/2033		490	763
8.200%, 08/12/2026	PEN	15	4
8.200%, 08/12/2026		3,397	970
6.950%, 08/12/2031		2,780	746
6.950%, 08/12/2031		154	41
6.950%, 08/12/2031		15,522	4,168
6.900%, 08/12/2037		5,815	1,481
6.850%, 02/12/2042		613	154
6.350%, 08/12/2028		5,940	1,565
6.350%, 08/12/2028		2,615	689
6.150%, 08/12/2032		8,708	2,189
5.940%, 02/12/2029		3,050	782
5.700%, 08/12/2024 (A)		4,932	1,277
5.400%, 08/12/2034		7,443	1,699
5.400%, 08/12/2034		1,243	284
5.350%, 08/12/2040		708	151
5.200%, 09/12/2023		800	205
3.750%, 03/01/2030	EUR	200	269
3.230%, 07/28/2121		$2,746	2,356
3.000%, 01/15/2034		1,046	1,042
2.844%, 06/20/2030		173	175
2.783%, 01/23/2031		3,876	3,857

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.950%, 11/17/2036	EUR	750	$837
1.250%, 03/11/2033		2,088	2,268
Petroleos del Peru
5.625%, 06/19/2047 (A)		$917	908
5.625%, 06/19/2047		4,140	4,099
4.750%, 06/19/2032 (A)		1,201	1,253
4.750%, 06/19/2032		754	787
			37,926

Philippines — 0.7%
Philippine Government International Bond
5.000%, 01/13/2037		519	644
3.900%, 11/26/2022	PHP	45,000	877
3.700%, 03/01/2041		$714	779
3.200%, 07/06/2046		1,547	1,571
3.000%, 02/01/2028		471	505
2.950%, 05/05/2045		309	305
2.650%, 12/10/2045		1,071	1,013
1.950%, 01/06/2032		3,555	3,488
1.750%, 04/28/2041	EUR	402	454
1.648%, 06/10/2031 (C)		$1,728	1,672
			11,308

Poland — 1.0%
Republic of Poland Government Bond
5.000%, 03/23/2022		1,871	1,890
3.250%, 07/25/2025	PLN	9,426	2,297
2.750%, 04/25/2028		5,935	1,388
2.500%, 04/25/2024		5,096	1,235
2.500%, 07/25/2026		18,357	4,294
2.500%, 07/25/2027		4,898	1,127
1.250%, 10/25/2030		4,084	835
0.250%, 10/25/2026		7,402	1,544
			14,610

Qatar — 1.4%
Ooredoo International Finance MTN
2.625%, 04/08/2031 (A)		$363	365
Qatar Energy
3.300%, 07/12/2051 (A)		828	852
3.125%, 07/12/2041 (A)		912	922
3.125%, 07/12/2041		474	479
2.250%, 07/12/2031 (A)		3,085	3,056
Qatar Government International Bond
6.400%, 01/20/2040 (A)		547	807
5.103%, 04/23/2048 (A)		1,353	1,831
5.103%, 04/23/2048		567	767
4.817%, 03/14/2049 (A)		1,036	1,358
4.817%, 03/14/2049		2,837	3,718
4.400%, 04/16/2050 (A)		1,134	1,409
4.400%, 04/16/2050		400	497
4.000%, 03/14/2029 (A)		1,732	1,951
4.000%, 03/14/2029		267	301

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.750%, 04/16/2030		$2,499	$2,802
			21,115

Romania — 1.6%
Romania Government Bond
5.850%, 04/26/2023	RON	1,720	403
4.850%, 04/22/2026		1,945	447
4.750%, 10/11/2034		870	189
4.400%, 09/25/2023		790	181
4.150%, 01/26/2028		8,360	1,839
4.150%, 10/24/2030		1,665	354
4.000%, 10/25/2023		3,430	782
3.650%, 07/28/2025		13,645	3,025
3.650%, 09/24/2031		5,510	1,110
3.250%, 06/24/2026		2,360	508
Romanian Government International Bond
5.000%, 02/12/2029		8,095	1,851
4.250%, 06/28/2023		2,730	626
4.000%, 02/14/2051		$1,152	1,150
3.000%, 02/14/2031 (C)		892	904
2.750%, 04/14/2041 (A)	EUR	674	684
2.000%, 04/14/2033 (A)		179	185
Romanian Government International Bond MTN
6.750%, 02/07/2022		$506	509
4.625%, 04/03/2049	EUR	1,419	1,819
4.125%, 03/11/2039		613	744
3.875%, 10/29/2035		1,700	2,092
3.375%, 02/08/2038 (A)		241	275
3.375%, 01/28/2050		2,100	2,245
2.875%, 04/13/2042		297	302
2.875%, 04/13/2042 (A)		260	265
2.500%, 02/08/2030 (A)		657	752
2.124%, 07/16/2031		158	171
2.000%, 01/28/2032		40	42
2.000%, 04/14/2033		530	549
			24,003

Russia — 4.9%
Gazprom OAO Via Gaz Capital (A)
5.150%, 02/11/2026		$2,673	2,859
4.950%, 02/06/2028		640	693
Gazprom PJSC via Gaz Finance
4.599%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.264% (A)(E)		774	789
Gtlk Europe Capital DAC
4.949%, 02/18/2026		718	732
4.650%, 03/10/2027		596	596
Lukoil Capital DAC
3.600%, 10/26/2031 (A)		613	596
Rusal Capital DAC
5.125%, 02/02/2022		860	858

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	128,684	$1,746
8.150%, 02/03/2027		821,910	10,905
7.950%, 10/07/2026		267,449	3,519
7.750%, 09/16/2026		111,491	1,456
7.700%, 03/23/2033		151,607	1,946
7.700%, 03/16/2039		113,075	1,434
7.650%, 04/10/2030		7,375	95
7.250%, 05/10/2034		100,213	1,237
7.100%, 10/16/2024		41,950	545
7.050%, 01/19/2028		527,737	6,614
7.000%, 08/16/2023		53,118	695
7.000%, 07/30/2036		86,250	1,028
6.900%, 05/23/2029		143,960	1,776
6.900%, 07/23/2031		378,884	4,604
6.700%, 03/14/2029		448,334	5,455
6.100%, 07/18/2035		80,580	888
6.000%, 10/06/2027		16,284	194
4.500%, 07/16/2025		593,849	7,032
Russian Federal Inflation Linked Bond
2.500%, 07/17/2030		29,487	378
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$1	1
5.250%, 06/23/2047		1,000	1,265
5.100%, 03/28/2035		5,200	6,130
4.375%, 03/21/2029 (C)		7,600	8,366
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025		580	661
6.800%, 11/22/2025 (A)		150	171
			75,264

Saudi Arabia — 1.6%
Global Sukuk
1.602%, 06/17/2026		1,680	1,653
KSA Sukuk
2.250%, 05/17/2031 (A)		1,716	1,700
Saudi Arabian Oil MTN
4.250%, 04/16/2039 (A)		920	1,037
4.250%, 04/16/2039		160	180
Saudi Government International Bond
5.250%, 01/16/2050 (A)		1,087	1,431
5.250%, 01/16/2050		680	895
4.375%, 04/16/2029 (A)		1,844	2,115
Saudi Government International Bond MTN
5.000%, 04/17/2049 (A)		200	254
4.625%, 10/04/2047 (A)		390	467
4.500%, 04/17/2030 (A)		463	539
4.500%, 10/26/2046		580	680
4.500%, 10/26/2046 (A)		663	777
4.000%, 04/17/2025		2,038	2,195
3.450%, 02/02/2061		1,302	1,314
3.250%, 10/26/2026 (A)		1,497	1,594

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.250%, 10/22/2030 (A)		$1,725	$1,853
3.250%, 10/22/2030		1,258	1,351
3.250%, 11/17/2051 (A)		1,380	1,359
2.250%, 02/02/2033 (A)		2,954	2,879
			24,273

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		1,666	1,632
5.375%, 06/08/2037	EUR	368	396
5.375%, 06/08/2037 (A)		152	164
4.750%, 03/13/2028 (A)		113	130
			2,322

Serbia — 0.3%
Serbia International Bond
3.125%, 05/15/2027		320	388
2.125%, 12/01/2030		$917	858
1.650%, 03/03/2033	EUR	270	285
1.500%, 06/26/2029		903	990
Serbia International Bond MTN
2.050%, 09/23/2036		1,141	1,185
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	38,770	413
4.500%, 01/11/2026		27,640	276
			4,395

South Africa — 5.2%
Bidvest Group UK PLC
3.625%, 09/23/2026 (A)		$344	342
Eskom Holdings SOC
7.125%, 02/11/2025 (A)		2,948	3,044
4.314%, 07/23/2027		453	445
Eskom Holdings SOC MTN
8.450%, 08/10/2028 (A)		619	666
7.500%, 09/15/2033	ZAR	35,200	1,663
6.750%, 08/06/2023 (A)		$1,063	1,091
6.750%, 08/06/2023		846	868
Republic of South Africa
10.500%, 12/21/2026	ZAR	107,533	7,452
9.000%, 01/31/2040		62,829	3,408
8.875%, 02/28/2035		120,098	6,745
8.750%, 01/31/2044		126,009	6,560
8.750%, 02/28/2048		166,404	8,662
8.500%, 01/31/2037		259,512	13,725
8.250%, 03/31/2032		62,881	3,554
8.000%, 01/31/2030		57,160	3,303
7.000%, 02/28/2031		55,780	2,938
6.500%, 02/28/2041		23,055	956
6.300%, 06/22/2048		$1,184	1,228
6.250%, 03/31/2036	ZAR	73,304	3,208
5.875%, 09/16/2025		$790	873
5.750%, 09/30/2049		4,203	4,039
5.650%, 09/27/2047		946	906

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.000%, 10/12/2046		$357	$323
4.850%, 09/27/2027		420	442
4.850%, 09/30/2029		2,096	2,164
Sasol Financing USA
6.500%, 09/27/2028		360	390
5.875%, 03/27/2024		442	461
4.375%, 09/18/2026		351	353
Stillwater Mining Co
4.500%, 11/16/2029		218	210
			80,019

South Korea — 0.1%
Export-Import Bank of Korea MTN
8.000%, 05/15/2024	IDR	8,800,000	654
7.250%, 12/07/2024		700,000	52
5.750%, 03/05/2024		12,200,000	867
Korea International Bond
1.000%, 09/16/2030		$550	520
			2,093

Spain — 0.1%
AI Candelaria Spain
7.500%, 12/15/2028 (A)		975	1,041

Sri Lanka — 0.6%
Sri Lanka Government International Bond
7.850%, 03/14/2029		1,598	801
7.550%, 03/28/2030		3,079	1,524
6.850%, 03/14/2024		512	267
6.850%, 11/03/2025		1,339	686
6.825%, 07/18/2026 (A)		909	459
6.825%, 07/18/2026		500	253
6.750%, 04/18/2028		3,512	1,763
6.750%, 04/18/2028 (A)		5,097	2,559
6.350%, 06/28/2024 (A)		864	450
6.200%, 05/11/2027		1,186	596
			9,358

Supra-National — 0.6%
Africa Finance
2.875%, 04/28/2028 (A)		1,679	1,665
African Export-Import Bank
3.798%, 05/17/2031 (A)		200	204
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		363	374
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		865	953
4.700%, 10/22/2031 (A)		683	743
4.700%, 10/22/2031		280	305
European Bank for Reconstruction & Development MTN
6.450%, 12/13/2022	IDR	9,486,000	678
5.200%, 05/28/2024		11,593,600	818

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Inter-American Development Bank MTN
7.875%, 03/14/2023	IDR	44,650,000	$3,248
			8,988

Taiwan — 0.0%
TSMC Arizona
3.250%, 10/25/2051		$220	232
2.500%, 10/25/2031		200	202
			434

Tanzania — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		229	231

Thailand — 2.8%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	112
3.775%, 06/25/2032		181,773	6,368
3.650%, 06/20/2031		78,000	2,688
3.625%, 06/16/2023		30,000	937
3.400%, 06/17/2036		193,984	6,466
3.300%, 06/17/2038		89,772	2,957
2.875%, 12/17/2028		62,796	2,022
2.875%, 06/17/2046		3,431	104
2.400%, 12/17/2023		88,000	2,724
2.125%, 12/17/2026		15,000	467
2.000%, 12/17/2031		311,337	9,397
2.000%, 06/17/2042		7,000	185
1.875%, 06/17/2022		20,000	602
1.600%, 12/17/2029		7,000	205
1.600%, 06/17/2035		27,023	748
1.585%, 12/17/2035		8,000	219
1.450%, 12/17/2024		85,200	2,595
1.250%, 03/12/2028		60,314	1,803
0.950%, 06/17/2025		67,000	2,006
			42,605

Trinidad & Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026		$482	493

Tunisia — 0.3%
Banque Centrale de Tunisie International Bond
6.375%, 07/15/2026 (A)(C)	EUR	1,747	1,505
6.375%, 07/15/2026		622	536
5.750%, 01/30/2025 (A)		$786	596
5.750%, 01/30/2025		426	323
5.625%, 02/17/2024	EUR	965	850
			3,810

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Turkey — 1.6%
Aydem Yenilenebilir Enerji
7.750%, 02/02/2027 (A)		$655	$529
Hazine Mustesarligi Varlik Kiralama
5.800%, 02/21/2022 (A)		1,479	1,479
QNB Finansbank
6.875%, 09/07/2024 (A)		613	622
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (A)		1,063	1,060
Turkey Government Bond
12.600%, 10/01/2025	TRY	7,959	437
11.700%, 11/13/2030		24,100	1,045
9.000%, 05/04/2022		3,294	239
Turkey Government International Bond
10.600%, 02/11/2026		13,916	689
7.250%, 12/23/2023		$1,061	1,072
6.875%, 03/17/2036		2,482	2,324
6.500%, 09/20/2033		2,606	2,364
6.375%, 10/14/2025		200	195
6.350%, 08/10/2024		294	289
5.950%, 01/15/2031		1,965	1,756
5.875%, 06/26/2031		2,001	1,775
5.750%, 03/22/2024		200	195
5.750%, 05/11/2047		69	56
5.125%, 02/17/2028		242	216
4.875%, 10/09/2026		1,017	920
4.750%, 01/26/2026		4,679	4,289
Turkiye Ihracat Kredi Bankasi (A)
6.125%, 05/03/2024		247	241
5.375%, 10/24/2023		1,033	996
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/2026 (A)		500	510
Turkiye Vakiflar Bankasi TAO
6.500%, 01/08/2026 (A)		379	354
Ulker Biskuvi Sanayi
6.950%, 10/30/2025		871	820
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)(C)		429	414
			24,886

Uganda — 0.4%
Republic of Uganda Government Bonds
17.000%, 01/16/2025	UGX	440,400	137
17.000%, 04/03/2031		8,683,400	2,791
16.375%, 03/04/2032		1,427,900	448
16.250%, 11/08/2035		1,123,900	346
16.000%, 05/06/2027		2,226,000	674
14.250%, 06/22/2034		5,311,800	1,461
10.000%, 09/07/2023		1,112,600	310
			6,167

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Ukraine — 1.8%
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (A)		$990	$862
7.125%, 07/19/2024	EUR	720	738
NPC Ukrenergo
6.875%, 11/09/2026 (A)		$1,231	1,074
State Agency of Roads of Ukraine
6.250%, 06/24/2028		1,683	1,456
6.250%, 06/24/2028 (A)		363	314
Ukraine Government International Bond
17.000%, 05/11/2022	UAH	71,848	2,681
15.840%, 02/26/2025		66,553	2,596
9.750%, 11/01/2028		$751	758
7.750%, 09/01/2024 (A)		131	127
7.750%, 09/01/2025 (A)		1,832	1,755
7.750%, 09/01/2026 (A)		428	407
7.750%, 09/01/2026		1,905	1,814
7.750%, 09/01/2027 (A)		223	211
7.750%, 09/01/2027		2,115	2,001
7.375%, 09/25/2032		1,778	1,583
7.375%, 09/25/2032 (A)		295	263
7.253%, 03/15/2033		724	637
7.253%, 03/15/2033 (A)		297	261
6.876%, 05/21/2029		4,519	3,992
6.876%, 05/21/2029 (A)		281	248
6.750%, 06/20/2026	EUR	1,299	1,402
3.000%, 05/31/2040 (A)(D)		$2,206	2,005
1.258%, 05/31/2040 (D)		410	373
Ukreximbank Via Biz Finance
9.750%, 01/22/2025		238	241
			27,799

United Arab Emirates — 1.7%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047		580	686
4.600%, 11/02/2047 (A)		3,031	3,583
3.650%, 11/02/2029 (A)		207	228
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)		591	707
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050		260	303
3.125%, 04/16/2030 (A)		1,286	1,392
3.000%, 09/15/2051		720	720
3.000%, 09/15/2051 (A)		519	519
1.700%, 03/02/2031		970	943
1.625%, 06/02/2028		966	954
DAE Funding LLC
3.375%, 03/20/2028 (A)		550	555
DP World MTN (A)
6.850%, 07/02/2037		210	276
5.625%, 09/25/2048		439	539

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.700%, 09/30/2049		$134	$146
DP World Crescent MTN
4.848%, 09/26/2028		475	532
DP World Salaam
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750% (E)		877	947
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		490	565
Finance Department Government of Sharjah MTN (A)
4.000%, 07/28/2050		1,627	1,469
3.625%, 03/10/2033		842	825
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040		3,622	3,605
2.940%, 09/30/2040 (A)		593	590
2.625%, 03/31/2036 (A)		580	567
2.160%, 03/31/2034		1,660	1,627
MDGH GMTN RSC MTN
4.500%, 11/07/2028 (A)		548	631
3.950%, 05/21/2050		200	232
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		359	379
UAE International Government Bond MTN
2.000%, 10/19/2031 (A)		2,240	2,234
			25,754

United Kingdom — 0.2%
Standard Chartered Bank MTN (A)
8.375%, 10/18/2039	IDR	20,797,000	1,644
8.250%, 05/18/2029		14,336,000	1,121
			2,765

United States — 0.5%
JBS USA Food
5.750%, 01/15/2028 (A)		$466	486
JPMorgan Chase Bank MTN (A)
7.500%, 06/15/2035	IDR	41,500,000	3,050
7.000%, 09/18/2030 (D)		57,637,000	4,189
Sagicor Financial
5.300%, 05/13/2028 (A)		$520	533
			8,258

Uruguay — 0.4%
Republic of Uruguay
5.100%, 06/18/2050		170	225
Uruguay Government International Bond
8.250%, 05/21/2031	UYU	13,840	298
4.975%, 04/20/2055		$464	608
4.375%, 01/23/2031 (C)		4,381	5,043
			6,174

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Uzbekistan — 0.2%
Republic of Uzbekistan Bond MTN
5.375%, 02/20/2029		$1,233	$1,311
Republic of Uzbekistan International Bond
3.900%, 10/19/2031		505	482
Republic of Uzbekistan International Bond MTN
3.700%, 11/25/2030		205	197
Uzauto Motors AJ
4.850%, 05/04/2026 (A)		727	699
Uzbekneftegaz JSC
4.750%, 11/16/2028 (A)		810	779
			3,468

Venezuela — 0.2%
Petroleos de Venezuela
9.750%, 05/17/2035 (F)		1,000	39
9.000%, 11/17/2021 (C)(F)		4,300	161
6.000%, 05/16/2024 (F)		10,192	395
6.000%, 05/16/2024 (F)		7,785	302
6.000%, 11/15/2026 (F)		13,215	513
5.500%, 04/12/2037 (F)		1,740	68
5.375%, 04/12/2027 (F)		4,563	177
Venezuela Government International Bond
9.250%, 09/15/2027 (F)		2,300	138
9.250%, 05/07/2028 (F)		2,941	176
8.250%, 10/13/2024 (F)		3,304	198
7.750%, 10/13/2019 (F)		3,976	239
			2,406

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)		1,111	1,076

Zambia — 0.9%
First Quantum Minerals (A)
7.500%, 04/01/2025		404	415
6.875%, 03/01/2026		403	419
6.875%, 10/15/2027		529	569
Zambia Government Bond
13.000%, 08/29/2026	ZMW	1,375	62
13.000%, 12/18/2027		5,630	233
13.000%, 01/25/2031		17,744	655
11.000%, 01/25/2026		18,620	820
11.000%, 06/28/2026		78,885	3,333
10.000%, 06/28/2024		66,325	3,283
Zambia Government International Bond
8.970%, 07/30/2027 (F)		$1,821	1,404
5.375%, 09/20/2022 (F)		3,347	2,498

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.375%, 09/20/2022 (A)(F)	$299	$223
		13,914

Total Global Bonds
(Cost $1,531,809) ($ Thousands)		1,448,446

U.S. TREASURY OBLIGATION — 0.1%
United States Treasury Bill
0.067%, 04/28/2022 (H)	2,292	2,291

Total U.S. Treasury Obligation
(Cost $2,291) ($ Thousands)		2,291

	Shares
AFFILIATED PARTNERSHIP — 2.0%
SEI Liquidity Fund, L.P.
0.020% **†(G)	30,078,476	30,083

Total Affiliated Partnership
(Cost $30,082) ($ Thousands)		30,083

Total Investments in Securities — 96.9%
(Cost $1,564,182) ($ Thousands)		$1,480,820

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Korea 10-Year Bond	45	Mar-2022	$4,746	$4,705	$(22)
Korea 3-Year Bond	146	Mar-2022	13,427	13,401	28
R186 Bond Future	500	Feb-2022	3,494	3,498	2
R2030 Bond Future	576	Feb-2022	3,272	3,333	88
R2032 Bond Future	816	Feb-2022	4,624	4,740	154
R2035 Bond Future	600	Feb-2022	3,473	3,514	40
R2040 Bond Future	232	Feb-2022	1,334	1,262	36
R213 Bond Future	828	Feb-2022	4,823	4,521	86
U.S. 2-Year Treasury Note	41	Apr-2022	8,950	8,945	(6)
U.S. 10-Year Treasury Note	46	Mar-2022	5,968	6,002	34
U.S. Ultra Long Treasury Bond	60	Mar-2022	11,640	11,827	188
			65,751	65,748	628
Short Contracts
Euro-Bob	(137)	Mar-2022	$(20,742)	$(20,758)	$143
Euro-Bund	(77)	Mar-2022	(15,195)	(15,006)	266
Euro-Buxl	(39)	Mar-2022	(9,589)	(9,169)	466
U.S. 5-Year Treasury Note	(12)	Apr-2022	(1,450)	(1,452)	(1)
U.S. Long Treasury Bond	(6)	Mar-2022	(953)	(963)	(10)
			(47,929)	(47,348)	864
			$17,822	$18,400	$1,492

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/21/22 - 03/16/22	USD	2,434	TRY	36,845	$207
Barclays PLC	03/08/22	EUR	1,031	HUF	383,476	3
Barclays PLC	03/16/22	USD	1,067	MXN	22,721	30
Barclays PLC	03/16/22	USD	2,842	HUF	924,506	(7)
Barclays PLC	03/16/22	USD	6,677	ZAR	107,590	1
Barclays PLC	03/16/22	TRY	20,049	USD	1,223	(205)
Barclays PLC	03/16/22	ZAR	61,797	USD	3,805	(31)
Citigroup	01/10/22	KRW	4,380,924	USD	3,726	42
Citigroup	01/13/22 - 06/15/22	USD	7,674	EGP	125,058	165
Citigroup	01/19/22	EUR	2,091	USD	2,433	54
Citigroup	03/16/22	USD	6,567	IDR	95,728,402	129
Citigroup	01/19/22	USD	2,452	IDR	34,734,495	(14)
Citigroup	01/21/22	EUR	1,212	PLN	5,667	25
Citigroup	01/21/22	PLN	25,989	EUR	5,607	(63)
Citigroup	02/02/22 - 03/16/22	EGP	43,634	USD	2,718	(35)
Citigroup	02/09/22	IDR	42,458,016	USD	2,927	(53)
Citigroup	02/22/22	CNY	8,144	USD	1,267	(10)
Citigroup	03/03/22	USD	2,088	BRL	11,975	33
Citigroup	03/16/22	USD	911	CZK	20,597	25
Citigroup	03/16/22	USD	5,345	PEN	21,980	164
Citigroup	03/16/22	USD	2,190	CLP	1,908,531	29
Citigroup	03/16/22	USD	7,361	CLP	6,293,595	(46)
Citigroup	03/16/22	USD	6,883	ZAR	111,294	25
Citigroup	03/16/22	USD	3,093	ZAR	49,564	(17)
Citigroup	03/16/22	USD	12,471	RUB	942,566	(57)
Citigroup	03/16/22	USD	15,566	SGD	21,330	255
Citigroup	03/16/22	USD	24,680	PLN	100,985	252
Citigroup	03/16/22	MXN	26,522	USD	1,279	(2)
Citigroup	03/16/22	RON	33,886	USD	7,658	(79)
Citigroup	03/16/22	ZAR	8,910	USD	554	1
Citigroup	03/16/22	ZAR	25,691	USD	1,582	(12)
Citigroup	03/16/22	UAH	8,578	USD	307	—
Citigroup	03/16/22	UAH	114,704	USD	4,058	(43)
Citigroup	03/16/22	COP	15,102,130	USD	3,824	139
Citigroup	03/16/22	UGX	19,390,831	USD	5,221	(186)
Citigroup	04/06/22 - 06/30/22	RON	22,999	EUR	4,567	(31)
Citigroup	06/30/22	EUR	462	RON	2,358	4
Deutsche Bank	01/05/22	USD	10,128	EUR	8,933	31
Deutsche Bank	01/21/22	EUR	1,024	PLN	4,725	6
Deutsche Bank	02/02/22	USD	951	EGP	15,308	22
Goldman Sachs	01/10/22	USD	280	TRY	3,716	(1)
Goldman Sachs	01/13/22	USD	1,390	EGP	21,941	6
Goldman Sachs	01/21/22	EUR	499	PLN	2,347	15
Goldman Sachs	01/21/22	TRY	3,274	USD	245	2
Goldman Sachs	02/02/22	USD	1,857	BRL	10,510	16
Goldman Sachs	02/02/22	BRL	17,141	USD	3,099	43

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	03/03/22	BRL	10,905	USD	1,903	$(29)
Goldman Sachs	02/09/22	USD	1,141	IDR	16,509,620	18
Goldman Sachs	02/16/22	USD	1,348	VND	30,595,162	(8)
Goldman Sachs	02/22/22 - 03/16/22	USD	2,385	CNY	15,312	13
Goldman Sachs	02/22/22	CNY	6,589	USD	1,027	(6)
Goldman Sachs	03/02/22	IDR	9,292,979	USD	642	(9)
Goldman Sachs	03/03/22	EUR	856	USD	969	(5)
Goldman Sachs	03/08/22	EUR	1,028	HUF	382,317	3
Goldman Sachs	03/16/22	USD	84	CLP	73,961	2
Goldman Sachs	03/16/22	USD	609	CZK	13,825	20
Goldman Sachs	03/16/22	USD	1,507	PEN	6,181	42
Goldman Sachs	03/16/22	USD	4,422	ZAR	71,362	7
Goldman Sachs	03/16/22	USD	6,111	RUB	459,977	(52)
Goldman Sachs	03/16/22	USD	7,019	MXN	151,079	276
Goldman Sachs	03/16/22	USD	7,435	THB	252,286	117
Goldman Sachs	03/16/22	USD	9,630	TWD	265,264	(11)
Goldman Sachs	03/16/22	USD	12,646	EUR	11,168	71
Goldman Sachs	03/16/22	MXN	15,193	USD	717	(17)
Goldman Sachs	03/16/22	EGP	21,941	USD	1,365	(14)
Goldman Sachs	03/16/22	UAH	60,229	USD	2,129	(24)
Goldman Sachs	03/16/22	THB	122,239	USD	3,619	(40)
Goldman Sachs	03/16/22	ZAR	10,280	USD	642	4
Goldman Sachs	03/16/22	ZAR	137,231	USD	8,468	(49)
Goldman Sachs	03/16/22	INR	576,667	USD	7,639	(43)
Goldman Sachs	03/16/22	PHP	743,749	USD	14,673	283
Goldman Sachs	03/16/22	COP	5,368,451	USD	1,329	19
Goldman Sachs	04/06/22	EUR	258	RON	1,294	1
Goldman Sachs	04/20/22	USD	1,203	KZT	533,579	(5)
JPMorgan Chase Bank	01/05/22 - 03/16/22	USD	6,933	EUR	6,119	31
JPMorgan Chase Bank	01/28/22 - 02/03/22	USD	1,415	EUR	1,215	(33)
JPMorgan Chase Bank	01/28/22	EUR	9,469	USD	11,119	346
JPMorgan Chase Bank	01/05/22 - 02/03/22	EUR	4,703	USD	5,319	(30)
JPMorgan Chase Bank	01/10/22	USD	2,345	TWD	64,830	(1)
JPMorgan Chase Bank	01/11/22	USD	303	COP	1,206,751	(6)
JPMorgan Chase Bank	01/11/22	COP	12,783,153	USD	3,253	114
JPMorgan Chase Bank	01/12/22	USD	1,186	TRY	12,678	(237)
JPMorgan Chase Bank	01/12/22 - 03/16/22	USD	6,181	IDR	89,920,166	110
JPMorgan Chase Bank	01/12/22 - 01/14/22	PEN	13,693	USD	3,405	(29)
JPMorgan Chase Bank	01/12/22 - 01/21/22	IDR	307,705,170	USD	21,370	(227)
JPMorgan Chase Bank	01/13/22	USD	316	EGP	4,983	1
JPMorgan Chase Bank	01/13/22 - 03/16/22	EGP	64,525	USD	3,988	(113)
JPMorgan Chase Bank	01/18/22 - 02/14/22	ZAR	329,218	USD	21,804	1,216
JPMorgan Chase Bank	02/14/22	ZAR	3,961	USD	243	(4)
JPMorgan Chase Bank	01/19/22 - 02/09/22	USD	2,395	IDR	34,639,679	37
JPMorgan Chase Bank	01/19/22 - 03/02/22	IDR	73,501,429	USD	5,078	(78)
JPMorgan Chase Bank	01/21/22	EUR	4,639	PLN	21,454	41
JPMorgan Chase Bank	01/21/22	PLN	8,590	EUR	1,860	(14)
JPMorgan Chase Bank	01/24/22	USD	256	KRW	303,896	(1)
JPMorgan Chase Bank	01/28/22	AUD	1,621	USD	1,172	(7)
JPMorgan Chase Bank	01/28/22	JPY	224,738	USD	2,054	102

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	02/02/22	BRL	1,947	USD	344	$(3)
JPMorgan Chase Bank	02/04/22 - 03/01/22	USD	4,635	MYR	19,477	50
JPMorgan Chase Bank	02/14/22	USD	535	RON	2,362	5
JPMorgan Chase Bank	02/14/22	USD	6,409	RON	27,641	(78)
JPMorgan Chase Bank	03/16/22	USD	1,066	ZAR	17,214	2
JPMorgan Chase Bank	02/14/22 - 03/16/22	USD	6,116	ZAR	94,488	(230)
JPMorgan Chase Bank	02/14/22	USD	299	PLN	1,252	11
JPMorgan Chase Bank	02/14/22	USD	14,920	PLN	59,584	(174)
JPMorgan Chase Bank	02/14/22 - 03/16/22	USD	17,120	MXN	367,861	659
JPMorgan Chase Bank	02/14/22 - 03/16/22	MXN	55,474	USD	2,622	(65)
JPMorgan Chase Bank	02/16/22	USD	1,121	ZMW	21,243	128
JPMorgan Chase Bank	02/16/22	USD	1,831	UAH	50,883	6
JPMorgan Chase Bank	02/22/22	USD	341	BRL	1,962	7
JPMorgan Chase Bank	02/22/22	USD	3,270	BRL	18,111	(55)
JPMorgan Chase Bank	02/22/22	USD	703	KRW	839,400	1
JPMorgan Chase Bank	02/22/22	USD	10,473	KRW	12,380,536	(82)
JPMorgan Chase Bank	02/22/22 - 03/14/22	BRL	106,561	USD	18,583	(272)
JPMorgan Chase Bank	03/07/22 - 03/14/22	USD	12,032	CNY	77,341	83
JPMorgan Chase Bank	03/08/22	EUR	2,189	HUF	812,458	2
JPMorgan Chase Bank	03/08/22	HUF	385,190	EUR	1,041	3
JPMorgan Chase Bank	03/14/22	USD	109	CZK	2,461	3
JPMorgan Chase Bank	03/16/22	USD	629	CZK	13,822	—
JPMorgan Chase Bank	03/14/22	CNY	907	USD	141	(1)
JPMorgan Chase Bank	03/14/22	CLP	1,345,499	USD	1,613	48
JPMorgan Chase Bank	03/16/22	EUR	787	CZK	20,196	22
JPMorgan Chase Bank	03/16/22	USD	1,173	CLP	1,009,358	—
JPMorgan Chase Bank	03/16/22	USD	4,041	HUF	1,301,376	(51)
JPMorgan Chase Bank	03/16/22	UAH	11,371	USD	408	1
JPMorgan Chase Bank	03/16/22	UAH	8,289	USD	294	(2)
JPMorgan Chase Bank	03/21/22	USD	160	THB	5,353	—
JPMorgan Chase Bank	03/21/22	USD	1,521	THB	50,939	3
JPMorgan Chase Bank	03/21/22	RUB	177,409	USD	2,354	20
JPMorgan Chase Bank	04/06/22 - 06/30/22	EUR	5,550	RON	27,938	24
JPMorgan Chase Bank	06/30/22	EUR	348	RON	1,762	—
JPMorgan Chase Bank	06/30/22	RON	3,350	EUR	663	1
JPMorgan Chase Bank	06/30/22	RON	2,275	EUR	448	(1)
Merrill Lynch	03/16/22	USD	485	PEN	1,988	13
Merrill Lynch	03/16/22	THB	107,440	USD	3,222	6
Merrill Lynch	03/16/22	THB	81,330	USD	2,409	(26)
Morgan Stanley	01/10/22	USD	1,173	KRW	1,380,685	(11)
Morgan Stanley	01/11/22	ILS	8,000	USD	2,557	(13)
Morgan Stanley	03/08/22	EUR	828	PLN	3,837	6
Morgan Stanley	01/21/22	EUR	1,032	PLN	4,724	(3)
Morgan Stanley	02/02/22	USD	12,275	BRL	69,926	191
Morgan Stanley	02/02/22	EGP	37,845	USD	2,351	(54)
Morgan Stanley	02/09/22 - 03/02/22	USD	3,872	IDR	56,096,601	60
Morgan Stanley	02/09/22	IDR	19,057,793	USD	1,328	(10)
Morgan Stanley	02/22/22	USD	1,736	CNY	11,137	10
Morgan Stanley	02/22/22	CNY	5,591	USD	869	(8)

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	01/19/22	USD	2,346	EUR	2,068	$6
Standard Bank	02/03/22	USD	3,813	EUR	3,294	(65)
Standard Bank	02/03/22	EUR	14,436	USD	16,713	288
Standard Bank	03/03/22	EUR	13,323	USD	15,130	(36)
Standard Bank	03/03/22	USD	2,086	BRL	11,975	35
Standard Bank	03/16/22	USD	907	IDR	13,131,152	12
Standard Bank	03/16/22	USD	1,396	PEN	5,711	35
Standard Bank	03/16/22	USD	3,340	MYR	14,179	65
Standard Bank	03/16/22	USD	3,589	CLP	3,038,181	(58)
Standard Bank	03/16/22	THB	40,665	USD	1,204	(13)
Standard Bank	03/16/22	COP	37,535,555	USD	9,414	253
Standard Chartered	01/03/22	USD	1,215	PHP	60,690	(25)
Standard Chartered	01/03/22 - 01/20/22	PHP	266,008	USD	5,283	78
Standard Chartered	01/10/22	TWD	66,348	USD	2,398	—
Standard Chartered	01/21/22	PLN	4,503	EUR	979	(3)
Standard Chartered	01/24/22	KRW	400,531	USD	340	3
Standard Chartered	02/02/22	USD	1,681	BRL	9,647	38
Standard Chartered	02/02/22	BRL	5,120	USD	909	(3)
Standard Chartered	02/09/22	USD	296	IDR	4,264,659	3
Standard Chartered	06/30/22	EUR	191	RON	974	1
State Street	01/05/22	EUR	466	USD	528	(2)
State Street	02/03/22	USD	348	EUR	310	5
						$3,457

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

A list of open OTC swap agreements held by the Fund at December 31, 2021, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	1-DAY-CLP - CLICP	3.430%	Semi-Annually	05/10/2022	CLP	420,527	$2	$–	$2
Goldman Sachs	28-DAY MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	75,956	(18)	–	(18)
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	247	–	247
Goldman Sachs	1-DAY BRL - CETIP	10.04%	Annually	01/03/2023	BRL	5,012	292	–	292
Goldman Sachs	3-MONTH RUB - MosPrime	7.072%	Annually	04/02/2023	RUB	715,570	177	–	177
JPMorgan Chase	2.48%	3-MONTH MYR - KLIBOR	Quarterly	10/27/2023	MYR	26,000	(3)	–	(3)
Goldman Sachs	7.981% FIXED	3-MONTH ROB - MosPrime	Annually	10/04/2024	RUB	321,998	(141)	–	(141)
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	23,145	(37)	–	(37)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	(34)	–	(34)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	(104)	–	(104)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	(97)	–	(97)
Citibank	1.8775 % FIXED	6-MONTH CZK - PRIBOR	Annually	07/09/2026	CZK	39,645	(146)	–	(146)
Citibank	1.822 % FIXED	6-MONTH CZK - PRIBOR	Annually	07/12/2026	CZK	65,750	(249)	–	(249)
Citibank	1.8282% FIXED	6-MONTH CZK - PRIBOR	Annually	07/12/2026	CZK	70,763	(267)	–	(267)
Goldman Sachs	2.158 % FIXED	6-MONTH CZK - PRIBOR	Annually	08/30/2026	CZK	89,310	(275)	–	(275)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	(53)	–	(53)
Goldman Sachs	5.3397	6-MONTH FBIL - MIBOR	Semi-Annually	12/09/2026	INR	1,048,500	(35)	–	(35)
							$(741)	$–	$(741)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2021, are as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	5.89%	Annually	01/03/2022	BRL	27,057	$(1)	$–	$(1)
1-DAY-CLP - CLICP	.36%	Semi-Annually	06/17/2025	CLP	1,931,133	(288)	–	(288)
1-DAY-CLP - CLICP	1.16%	Semi-Annually	06/23/2025	CLP	2,335,691	(368)	–	(368)
28-DAY MXN - TIIE	4.85 FIXED	Monthly	07/25/2025	MXN	6,144	(24)	–	(24)
0.995%	6-MONTH THB - BKIBOR	Semi-Annually	03/01/2026	THB	91,000	38	–	38
1.1%	6-MONTH THB - BKIBOR	Semi-Annually	03/10/2026	THB	95,000	29	–	29
1-DAY-CLP – CLICP	.26%	Semi-Annually	03/16/2026	CLP	1,623,158	(225)	–	(225)
28-DAY MXN - TIIE	.815%	Monthly	04/06/2026	MXN	27,590	(80)	–	(80)
5.145% FIXED	1-DAY FBIL - MIBOR	Semi-Annually	08/27/2026	INR	200,000	13	–	13
5.148% FIXED	1-DAY FBIL - MIBOR	Semi-Annually	09/02/2026	INR	200,000	13	–	13
0.733 FIXED	3-MONTH TWD - TAIBOR	Quarterly	09/30/2026	TWD	67,400	4	–	4
0.742% FIXED	3-MONTH TWD - TAIBOR	Quarterly	10/07/2026	TWD	68,000	3	–	3
.875%	3-MONTH TWD - TAIBOR	Quarterly	10/26/2026	TWD	70,000	(12)	–	(12)
2.99% FIXED	6-MONTH PLN - WIBOR	Semi-Annually	11/08/2026	PLN	20,425	154	–	154
6-MONTH CZK - PRIBOR	3.25%	Semi-Annually	11/22/2026	CZK	65,964	(76)	–	(76)
28-DAY MXN - TIIE	.45% FIXED	Monthly	04/01/2025	MXN	27,064	(37)	–	(37)
3.33	6-MONTH CZK - PRIBOR	Semi-Annually	11/25/2026	CZK	62,485	(61)	–	(61)
10.29 % FIXED	1-DAY BRL - CETIP	Annually	01/04/2027	BRL	2,660	3	–	3
28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	8,110	2	–	2
5.37	1-DAY COP- COLUMBIA IBR	Quarterly	06/21/2029	COP	1,800,000	24	–	24
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	42,602	69	–	69
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	17,915	34	–	34
6-MONTH PLN - WIBOR	1.75%	Annually	02/26/2030	PLN	4,531	(140)	–	(140)
1-DAY COP- COLUMBIA IBR	5.47%	Quarterly	03/11/2030	COP	879,919	12	–	12
.33%	1-DAY-CLP - CLICP	Semi-Annually	06/05/2030	CLP	830,041	150	–	150
.21%	1-DAY COP- COLUMBIA IBR	Quarterly	07/08/2030	COP	266,911	(9)	–	(9)
1-DAY-CLP - CLICP	.145%	Semi-Annually	08/24/2030	CLP	444,725	(119)	–	(119)

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
4.88%	1-DAY COP- COLUMBIA IBR	Quarterly	03/16/2031	COP	1,954,438	$(51)	$–	$(51)
6-MONTH PLN - WIBOR	1.905%	Annually	05/18/2031	PLN	2,145	(68)	–	(68)
3.305% FIXED	6-MONTH HUF - BUBOR	Annually	10/04/2031	HUF	424,147	(111)	–	(111)
7.345	28-DAY MXN - TIIE	Monthly	11/10/2031	MXN	15,930	(10)	–	(10)
28-DAY MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	8,000	5	–	5
1-DAY BRL - CETIP	.455%	Annually	01/02/2025	BRL	3,591	(70)	–	(70)
1-DAY BRL - CETIP	6.82%	Annually	01/02/2025	BRL	3,362	(66)	–	(66)
1-DAY BRL - CETIP	.65%	Annually	01/02/2025	BRL	12,389	(309)	–	(309)
1-DAY BRL - CETIP	2.99%	Annually	01/03/2022	BRL	20,697	(1)	–	(1)
1-DAY BRL - CETIP	.885 FIXED	Annually	01/03/2022	BRL	15,625	(1)	–	(1)
28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	26,758	3	–	3
28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	37,637	3	–	3
1-DAY BRL - CETIP	.43%	Annually	01/02/2023	BRL	12,558	156	–	156
1-DAY BRL - CETIP	5.25%	Annually	01/02/2023	BRL	11,519	(133)	–	(133)
1-DAY BRL - CETIP	6.61%	Annually	01/02/2023	BRL	4,693	(44)	–	(44)
1-DAY BRL - CETIP	5.655	Annually	01/02/2023	BRL	2,705	(30)	–	(30)
1-DAY BRL - CETIP	9.255%	Annually	01/02/2023	BRL	2,368	(13)	–	(13)
1-DAY BRL - CETIP	.77 FIXED	Annually	01/02/2023	BRL	6,361	(57)	–	(57)
1-DAY BRL - CETIP	.23 FIXED	Annually	01/02/2023	BRL	5,579	(55)	–	(55)
28-DAY MXN - TIIE	.55% FIXED	Monthly	04/13/2023	MXN	52,615	(50)	–	(50)
7.192 % FIXED	3-MONTH RUB - MosPrime	Annually	07/27/2023	RUB	1,287,604	(404)	–	(404)
0.8525%	6-MONTH THB - BKIBOR	Semi-Annually	11/01/2023	THB	202,000	6	–	6
6-MONTH CZK - PRIBOR	3.76%	Annually	11/22/2023	CZK	188,903	(98)	–	(98)
28-DAY MXN - TIIE	.01%	Monthly	11/22/2023	MXN	148,276	(182)	–	(182)
3.795	6-MONTH CZK - PRIBOR	Annually	11/25/2023	CZK	178,343	(87)	–	(87)
7.7325% FIXED	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	10,902	(153)	–	(153)
1-DAY BRL - CETIP	.77 FIXED	Annually	01/02/2025	BRL	4,102	(82)	–	(82)
2.465% FXIED	6-MONTH CZK - PRIBOR	Annually	09/21/2024	CZK	89,830	(172)	–	(172)
28-DAY MXN - TIIE	.47%	Monthly	06/19/2024	MXN	95,833	(91)	–	(91)
1.9865%	6-MONTH PLN - WIBOR	Semi-Annually	03/25/2024	PLN	12,430	110	–	110
28-DAY MXN - TIIE	.1525%	Monthly	02/22/2024	MXN	123,473	(140)	–	(140)
7.375	28-DAY MXN - TIIE	Monthly	11/10/2031	MXN	19,827	(10)	–	(10)
1-DAY BRL - CETIP	.99%	Annually	01/02/2024	BRL	6,670	(131)	–	(131)
1-DAY BRL - CETIP	5.715%	Annually	01/02/2024	BRL	3,999	(70)	–	(70)
1-DAY BRL - CETIP	.5 FIXED	Annually	01/02/2024	BRL	4,808	(75)	–	(75)
1-DAY BRL - CETIP	5.9725%	Annually	01/02/2024	BRL	5,677	(95)	–	(95)
1-DAY BRL - CETIP	5.56%	Annually	01/02/2024	BRL	18,819	(348)	–	(348)
1-DAY BRL - CETIP	.76%	Annually	01/02/2024	BRL	8,953	(161)	–	(161)
.45% FIXED	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	9,407	(109)	–	(109)
1-DAY BRL - CETIP	4.835%	Annually	01/02/2024	BRL	21,544	(441)	–	(441)
6-MONTH HUF - BUBOR	3.69%	Annually	11/11/2031	HUF	345,651	62	–	62
						$(4,465)	$–	$(4,465)

Percentages are based on Net Assets of $1,527,435 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2021, the value of these securities amounted to $226,032 ($ Thousands), representing 14.8% of the Net Assets of the Fund.

(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(C)	Certain securities or partial positions of certain securities are on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $30,388 ($ Thousands).
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)	Perpetual security with no stated maturity date.
(F)	Security is in default on interest payment.
(G)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $30,083 ($ Thousands).
(H)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Continued)

AUD — Australian Dollar
BRL — Brazilian Real
BUBOR— Budapest Interbank Offered Rate
CETIP— Central of Custody and Financial Settlement of Securities
CLICP — Sinacofi Chile Interbank Rate Avg
CLP — Chilean Peso
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DAC — Designated Activity Company
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
FBIL — Financial Benchmarks India Pvt. Ltd.
GHS — Ghanaian Cedi
HUF — Hungarian Forint
ICE— Intercontinental Exchange
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
JSC — Joint-Stock Company
KLIBOR — Kuala Lumpur Interbank Offered Rate
KRW — Korean Won
KZT - Kazakhstani Tenge
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
MIBOR — Mumbai InterBank Overnight Rate
MosPrime— Moscow Prime Offered Rate
MTN — Medium Term Note
MXN — Mexican Peso
MYR — Malaysian Ringgit
OTC — Over The Counter
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
PLN — Polish Zloty
PRIBOR— Prague Interbank Offered Rate
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
Ser — Series
SGD — Singapore Dollar
TAIBOR — Taipei Interbank Offered Rate
THB — Thai Baht
TIIE — Interbank Equilibrium Interest Rate
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
ULC — Unlimited Liability Company
USD — U.S. Dollar
UYU — Uruguayan Peso
WIBOR— Warsaw Interbank Offered Rate
VAR — Variable Rate

VND — Vietnamese Dong
ZAR — South African Rand
ZMW — Zambian Kwacha

SEI Institutional International Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Emerging Markets Debt Fund (Concluded)

The following is a list of the level of inputs used as of December 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	1,448,446	–	1,448,446
U.S. Treasury Obligation	–	2,291	–	2,291
Affiliated Partnership	–	30,083	–	30,083
Total Investments in Securities	–	1,480,820	–	1,480,820

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,531	–	–	1,531
Unrealized Depreciation	(39)	–	–	(39)
Forwards Contracts*
Unrealized Appreciation	–	6,785	–	6,785
Unrealized Depreciation	–	(3,328)	–	(3,328)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	718	–	718
Unrealized Depreciation	–	(1,459)	–	(1,459)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	893	–	893
Unrealized Depreciation	–	(5,358)	–	(5,358)
Total Other Financial Instruments	1,492	(1,749)	–	(257)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$51,021	$35,530	$(56,468)	$—	$—	$30,083	30,078,476	$42	$—

Amount designated as “-” are $0 or have been rounded to $0.

SEI Institutional International Trust / Quarterly Report / December 31, 2021